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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-04041
-----------------------------------------------------------------

                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT, 3001, SUMMER STREET, STAMFORD, CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                                 GEI U.S. EQUITY

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        NUMBER OF
                                                                         SHARES                          VALUE
COMMON STOCK - 96.2%
-------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 1.4%
CAE, Inc.                                                                  29,321                      $    234,414
Hexcel Corp.                                                                8,177                           111,943 (a)
Honeywell International, Inc.                                               1,197                            49,735
Rockwell Collins, Inc.                                                      3,643                           175,192
United Technologies Corp.                                                   2,784                           167,207
                                                                                                            738,491

BEVERAGES - 3.5%
Pepsi Bottling Group, Inc.                                                  9,374                           273,440
PepsiCo, Inc.                                                              22,528                         1,605,571 (h)
                                                                                                          1,879,011

BIOTECHNOLOGY - 4.7%
Amgen, Inc.                                                                23,614                         1,399,602 (a)
Genentech, Inc.                                                             9,714                           861,438 (a)
Gilead Sciences, Inc.                                                       6,707                           305,705 (a)
                                                                                                          2,566,745

CAPITAL MARKETS - 4.9%
Ameriprise Financial, Inc.                                                 12,662                           483,688
Bank of New York Mellon Corp.                                               9,474                           308,663
BlackRock, Inc.                                                               521                           101,335
Goldman Sachs Group, Inc.                                                   7,557                           967,296
State Street Corp.                                                         13,995                           796,036 (e)
                                                                                                          2,657,018

CHEMICALS - 1.0%
Monsanto Co.                                                                4,980                           492,920
Praxair, Inc.                                                               1,039                            74,538
                                                                                                            567,458

COMMERCIAL BANKS - 1.0%
SunTrust Banks, Inc.                                                        5,648                           254,104
US Bancorp.                                                                 7,496                           270,006
                                                                                                            524,110

COMMERCIAL SERVICES & SUPPLIES - 0.6%
Iron Mountain, Inc.                                                        12,661                           309,055 (a)

COMMUNICATIONS EQUIPMENT - 6.5%
Cisco Systems, Inc.                                                        67,880                         1,531,373 (a)
Corning Inc.                                                               16,302                           254,963
QUALCOMM Inc.                                                              27,688                         1,189,753
Research In Motion Ltd.                                                     7,953                           543,190 (a)
                                                                                                          3,519,279

COMPUTERS & PERIPHERALS - 2.2%
Apple, Inc.                                                                   521                            59,217 (a)
Dell, Inc.                                                                  7,548                           124,391 (a)
Hewlett-Packard Co.                                                        15,689                           725,459
International Business Machines Corp.                                       2,655                           310,529
                                                                                                          1,219,596

CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.                                                          522                            38,889

CONSUMER FINANCE - 0.2%
American Express Co.                                                        3,904                           138,319

DIVERSIFIED FINANCIAL SERVICES - 4.2%
Bank of America Corp.                                                       4,684                           163,940
Citigroup, Inc.                                                            15,963                           327,401
CME Group Inc.                                                              1,509                           560,609
JP Morgan Chase & Co.                                                      25,903                         1,209,670
                                                                                                          2,261,620
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.                                                                  2,863                            79,935
Verizon Communications, Inc.                                                8,589                           275,621 (h)
                                                                                                            355,556

ELECTRIC UTILITIES - 1.5%
American Electric Power Company, Inc.                                       8,640                           319,939
Edison International                                                        7,027                           280,377
FirstEnergy Corp.                                                           1,301                            87,154
FPL Group, Inc.                                                             2,209                           111,113
                                                                                                            798,583

ELECTRICAL EQUIPMENT - 0.4%
ABB Ltd. ADR                                                                7,652                           148,449
Suntech Power Holdings Company Ltd. ADR                                     2,171                            77,874 (a)
                                                                                                            226,323

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
Molex Inc. (Class A)                                                       10,846                           225,705

ENERGY EQUIPMENT & SERVICES - 4.3%
Halliburton Co.                                                             7,183                           232,657
Nabors Industries Ltd.                                                      3,124                            77,850 (a)
National Oilwell Varco, Inc.                                                1,605                            80,619 (a)
Schlumberger Ltd.                                                          11,105                           867,189
Transocean, Inc.                                                            9,535                         1,047,324
                                                                                                          2,305,639

FOOD & STAPLES RETAILING - 1.0%
Wal-Mart Stores, Inc.                                                       8,867                           531,045

FOOD PRODUCTS - 2.0%
General Mills, Inc.                                                         3,937                           270,551
Kraft Foods, Inc. (Class A)                                                 6,104                           199,906
McCormick & Company, Inc.                                                  10,866                           417,798
Nestle S.A. ADR                                                             4,789                           204,969
                                                                                                          1,093,224

HEALTHCARE EQUIPMENT & SUPPLIES - 3.6%
Baxter International, Inc.                                                  3,585                           235,284
Boston Scientific Corp.                                                    27,655                           339,327 (a)
Covidien Ltd.                                                               7,163                           385,083
Hologic, Inc.                                                              12,286                           237,488 (a)
Medtronic, Inc.                                                             9,584                           480,158
Resmed, Inc.                                                                6,546                           281,478 (a)
                                                                                                          1,958,818

HEALTHCARE PROVIDERS & SERVICES - 2.1%
Aetna, Inc.                                                                 5,971                           215,613
Cardinal Health, Inc.                                                       3,545                           174,698
McKesson Corp.                                                              6,521                           350,895
UnitedHealth Group, Inc.                                                   15,284                           388,061
                                                                                                          1,129,267

HOTELS RESTAURANTS & LEISURE - 0.9%
Carnival Corp.                                                             10,341                           365,554
Darden Restaurants, Inc.                                                    4,165                           119,244
                                                                                                            484,798

HOUSEHOLD PRODUCTS - 3.1%
Clorox Co.                                                                  5,726                           358,963
Kimberly-Clark Corp.                                                       15,286                           991,144
Procter & Gamble Co.                                                        4,582                           319,320 (h)
                                                                                                          1,669,427

INDUSTRIAL CONGLOMERATES - 1.3%
Textron, Inc.                                                              23,762                           695,751

INSURANCE - 4.1%
ACE Ltd.                                                                    8,710                           471,472
Allstate Corp.                                                              2,603                           120,050
AON Corp.                                                                   5,310                           238,738
Berkshire Hathaway, Inc. (Class B)                                             12                            52,740 (a)
Chubb Corp.                                                                 4,633                           254,352
HCC Insurance Holdings, Inc.                                                3,558                            96,066
Marsh & McLennan Companies, Inc.                                            2,655                            84,323
MetLife, Inc.                                                              11,937                           668,472
Prudential Financial, Inc.                                                  3,019                           217,368
                                                                                                          2,203,581

INTERNET SOFTWARE & SERVICES - 0.9%
Baidu.com ADR                                                                 658                           163,335 (a)
Google, Inc. (Class A)                                                        833                           333,633 (a)
                                                                                                            496,968

IT SERVICES - 3.7%
Affiliated Computer Services, Inc. (Class A)                                3,696                           187,128 (a)
Automatic Data Processing, Inc.                                             5,220                           223,155
Cognizant Technology Solutions Corp. (Class A)                              8,694                           198,484 (a)
Fidelity National Information Services, Inc.                                3,518                            64,942
Lender Processing Services, Inc.                                            2,550                            77,826
Paychex, Inc.                                                              17,228                           569,041
Western Union Co.                                                          28,935                           713,826
                                                                                                          2,034,402

LIFE SCIENCES TOOLS & SERVICES - 0.2%
Thermo Fisher Scientific, Inc.                                              1,594                            87,670 (a)

MACHINERY - 0.7%
Deere & Co.                                                                 3,279                           162,311
Eaton Corp.                                                                 2,186                           122,809
ITT Corp.                                                                   2,083                           115,836
                                                                                                            400,956

MEDIA - 6.3%
Comcast Corp. (Class A)                                                    64,888                         1,279,591 (h)
Interpublic Group of Companies, Inc.                                        9,894                            76,679 (a)
Liberty Global, Inc. (Series C)                                             5,302                           148,933 (a)
Liberty Media Corp - Entertainment (Series A)                              11,203                           279,739 (a)
Omnicom Group, Inc.                                                        23,172                           893,512
The Walt Disney Co.                                                         3,486                           106,985
Time Warner, Inc.                                                          30,454                           399,252
Viacom, Inc. (Class B)                                                      9,526                           236,626 (a)
                                                                                                          3,421,317

METALS & MINING - 1.5%
Alcoa, Inc.                                                                 3,957                            89,349
Allegheny Technologies Inc.                                                 9,588                           283,325
Barrick Gold Corp.                                                          9,072                           333,305
Freeport-McMoRan Copper & Gold, Inc.                                        2,082                           118,362
                                                                                                            824,341

MULTILINE RETAIL - 0.5%
Kohl's Corp.                                                                3,123                           143,908 (a)
Target Corp.                                                                2,447                           120,025
                                                                                                            263,933

MULTI-UTILITIES - 1.2%
Dominion Resources, Inc.                                                   11,948                           511,135
PG&E Corp.                                                                  3,195                           119,653
                                                                                                            630,788

OIL, GAS & CONSUMABLE FUELS - 6.2%
Apache Corp.                                                                1,822                           189,998
ConocoPhillips                                                              2,030                           148,697
Devon Energy Corp.                                                          2,668                           243,322
Exxon Mobil Corp.                                                          15,977                         1,240,774 (h)
Hess Corp.                                                                  2,291                           188,045
Marathon Oil Corp.                                                         18,430                           734,804
Southwestern Energy Co.                                                     3,847                           117,487 (a)
Suncor Energy, Inc.                                                         7,944                           334,760
Valero Energy Corp.                                                         5,726                           173,498
                                                                                                          3,371,385

PERSONAL PRODUCTS - 0.9%
Alberto-Culver Co.                                                          8,187                           223,014
The Estee Lauder Cos. Inc. (Class A)                                        5,206                           259,831
                                                                                                            482,845

PHARMACEUTICALS - 4.6%
Abbott Laboratories                                                         9,701                           558,584 (h)
Bristol-Myers Squibb Co.                                                   26,927                           561,428
Johnson & Johnson                                                           1,145                            79,326
Merck & Company, Inc.                                                      10,488                           331,001
Pfizer, Inc.                                                               25,507                           470,349
Wyeth                                                                      13,017                           480,848
                                                                                                          2,481,536

PROFESSIONAL SERVICES - 0.2%
Monster Worldwide, Inc.                                                     8,202                           122,292 (a)

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                     13,712                           183,329 (a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Analog Devices, Inc.                                                        4,425                           116,599
Intel Corp.                                                                60,560                         1,134,289 (h)
Lam Research Corp.                                                          4,165                           131,156 (a)
Maxim Integrated Products, Inc.                                             8,011                           144,999
Microchip Technology Inc.                                                   1,073                            31,578
National Semiconductor Corp.                                                5,466                            94,070
Taiwan Semiconductor Manufacturing Company Ltd. ADR                        17,701                           165,856
Texas Instruments Inc.                                                     11,088                           238,392
                                                                                                          2,056,939

SOFTWARE - 4.4%
Intuit, Inc.                                                               14,085                           445,227 (a)
Microsoft Corp.                                                            62,514                         1,668,499 (h)
Oracle Corp.                                                               13,017                           264,375 (a)
                                                                                                          2,378,101

SPECIALTY RETAIL - 3.1%
Bed Bath & Beyond, Inc.                                                    26,331                           827,057 (a)
Lowe's Companies, Inc.                                                     24,941                           590,852
O'Reilly Automotive, Inc.                                                   2,039                            54,584 (a)
Staples, Inc.                                                               8,562                           192,645
                                                                                                          1,665,138

TOBACCO - 0.4%
Altria Group, Inc.                                                         12,233                           242,703

WIRELESS TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (Class A)                                              3,661                           131,686 (a)
NII Holdings, Inc. (Class B)                                               16,441                           623,443 (a)
Vodafone Group PLC ADR                                                      4,165                            92,047
                                                                                                            847,176

TOTAL COMMON STOCK                                                                                       52,089,127
(COST $56,167,775)

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.5%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                          13,700                           272,493 (n)
Industrial Select Sector SPDR Fund                                         35,651                         1,098,051 (n)

TOTAL EXCHANGE TRADED FUNDS                                                                               1,370,544
(COST $1,469,209)

--------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
--------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                          13,371 (l)
  (COST $18,069)

TOTAL INVESTMENTS IN SECURITIES                                                                          53,473,042
  (COST $57,655,053)

--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.1%
--------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  2.11%                                                                                                      53,027 (d,o)
  (COST $53,027)

TOTAL INVESTMENTS                                                                                        53,526,069
  (COST $57,708,080)

OTHER ASSETS AND LIABILITIES, NET - 1.2%                                                                    654,150

                                                                                                       ------------
NET ASSETS  - 100.0%                                                                                   $ 54,180,219
                                                                                                       ============


--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GEI U.S. Equity had the following Short futures contracts open at September 30, 2008 (unaudited):


                                                                   NUMBER OF             CURRENT        UNREALIZED
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS          NOTIONAL VALUE   APPRECIATION
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futu                           December 2008             1             $(292,250)        $       7,325

              GEI S&P 500 INDEX

     SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                           NUMBER OF
                                                                            SHARES                           VALUE
COMMON STOCK - 98.4%
---------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 2.7%
Boeing Co.                                                                   22,982                    $   1,318,018 (h)
General Dynamics Corp.                                                       12,364                          910,238
Goodrich Corp.                                                                3,801                          158,122
Honeywell International, Inc.                                                23,243                          965,747
L-3 Communications Holdings, Inc.                                             3,800                          373,616
Lockheed Martin Corp.                                                        10,352                        1,135,304
Northrop Grumman Corp.                                                       10,422                          630,948
Precision Castparts Corp.                                                     4,400                          346,632
Raytheon Co.                                                                 12,769                          683,269
Rockwell Collins, Inc.                                                        5,068                          243,720
United Technologies Corp.                                                    29,972                        1,800,118
                                                                                                           8,565,732

AIR FREIGHT & LOGISTICS - 1.0%
CH Robinson Worldwide, Inc.                                                   5,400                          275,184
Expeditors International of Washington, Inc.                                  6,500                          226,460
FedEx Corp.                                                                   9,611                          759,653
United Parcel Service, Inc. (Class B)                                        31,196                        1,961,916
                                                                                                           3,223,213

AIRLINES - 0.1%
Southwest Airlines Co.                                                       23,049                          334,441

AUTO COMPONENTS - 0.2%
Goodyear Tire & Rubber Co.                                                    7,319                          112,054 (a)
Johnson Controls, Inc.                                                       18,646                          565,533
                                                                                                             677,587

AUTOMOBILES - 0.3%
Ford Motor Co.                                                               70,527                          366,740 (a)
General Motors Corp.                                                         17,447                          164,874
Harley-Davidson, Inc.                                                         7,500                          279,750
                                                                                                             811,364

BEVERAGES - 2.8%
Anheuser-Busch Companies, Inc.                                               22,242                        1,443,061 (h)
Brown-Forman Corp. (Class B)                                                  2,558                          183,690
Coca-Cola Enterprises, Inc.                                                   9,100                          152,607
Constellation Brands, Inc. (Class A)                                          6,100                          130,906 (a)
Molson Coors Brewing Co. (Class B)                                            4,398                          205,606
Pepsi Bottling Group, Inc.                                                    4,000                          116,680
PepsiCo, Inc.                                                                48,374                        3,447,615
The Coca-Cola Co.                                                            61,402                        3,246,938 (h)
                                                                                                           8,927,103

BIOTECHNOLOGY - 1.6%
Amgen, Inc.                                                                  32,648                        1,935,047 (a,h)
Biogen Idec, Inc.                                                             8,900                          447,581 (a)
Celgene Corp.                                                                14,000                          885,920 (a)
Genzyme Corp.                                                                 8,400                          679,476 (a)
Gilead Sciences, Inc.                                                        28,349                        1,292,147 (a)
                                                                                                           5,240,171

BUILDING PRODUCTS - 0.1%
Masco Corp.                                                                  11,590                          207,925

CAPITAL MARKETS - 2.7%
American Capital Ltd.                                                         6,200                          158,162
Ameriprise Financial, Inc.                                                    6,904                          263,733
Bank of New York Mellon Corp.                                                35,303                        1,150,172
Charles Schwab Corp.                                                         29,211                          759,486
E*Trade Financial Corp.                                                      15,100                           42,280 (a)
Federated Investors Inc. (Class B)                                            2,700                           77,895
Franklin Resources, Inc.                                                      4,600                          405,398
Goldman Sachs Group, Inc.                                                    13,391                        1,714,048
Invesco Ltd.                                                                 12,200                          255,956
Janus Capital Group, Inc.                                                     4,300                          104,404
Legg Mason, Inc.                                                              4,300                          163,658
Merrill Lynch & Company, Inc.                                                47,734                        1,207,670
Morgan Stanley                                                               34,496                          793,408
Northern Trust Corp.                                                          6,900                          498,180
State Street Corp.                                                           13,300                          756,504 (e)
T Rowe Price Group, Inc.                                                      8,000                          429,680
                                                                                                           8,780,634

CHEMICALS - 2.0%
Air Products & Chemicals, Inc.                                                6,532                          447,377 (h)
Ashland, Inc.                                                                 1,607                           46,989
CF Industries Holdings, Inc.                                                  1,770                          161,884
Dow Chemical Co.                                                             28,894                          918,251
E.I. du Pont de Nemours and Co.                                              27,761                        1,118,768
Eastman Chemical Co.                                                          2,359                          129,887
Ecolab, Inc.                                                                  5,452                          264,531
Hercules Inc.                                                                 3,028                           59,924
International Flavors & Fragrances Inc.                                       2,447                           96,559
Monsanto Co.                                                                 17,105                        1,693,053
PPG Industries, Inc.                                                          5,137                          299,590
Praxair, Inc.                                                                 9,725                          697,672
Rohm & Haas Co.                                                               3,914                          273,980
Sigma-Aldrich Corp.                                                           3,982                          208,736
                                                                                                           6,417,201

COMMERCIAL BANKS - 2.9%
BB&T Corp.                                                                   17,100                          646,380
Comerica Inc.                                                                 4,456                          146,112
Fifth Third Bancorp                                                          17,516                          208,440
First Horizon National Corp.                                                  4,535                           42,445
Huntington Bancshares Inc.                                                   11,434                           91,358
Keycorp                                                                      14,728                          175,852
M&T Bank Corp.                                                                2,400                          214,200
Marshall & Ilsley Corp.                                                       8,298                          167,205
National City Corp.                                                          21,291                           37,259
PNC Financial Services Group, Inc.                                           10,708                          799,888
Regions Financial Corp.                                                      21,268                          204,173
SunTrust Banks, Inc.                                                         11,029                          496,195
US Bancorp.                                                                  53,799                        1,937,840
Wachovia Corp.                                                               66,588                          233,058
Wells Fargo & Co.                                                           102,336                        3,840,670
Zions Bancorporation                                                          3,200                          123,840
                                                                                                           9,364,915

COMMERCIAL SERVICES & SUPPLIES - 0.4%
Allied Waste Industries, Inc.                                                 9,000                           99,990 (a)
Avery Dennison Corp.                                                          3,155                          140,334
Cintas Corp.                                                                  4,200                          120,582
Pitney Bowes, Inc.                                                            6,532                          217,254
RR Donnelley & Sons Co.                                                       6,699                          164,326
Waste Management, Inc.                                                       15,403                          485,040
                                                                                                           1,227,526

COMMUNICATIONS EQUIPMENT - 2.6%
Ciena Corp.                                                                   2,742                           27,639 (a)
Cisco Systems, Inc.                                                         182,664                        4,120,900 (a,h)
Corning Inc.                                                                 48,639                          760,714
Harris Corp.                                                                  4,100                          189,420
JDS Uniphase Corp.                                                            7,250                           61,335 (a)
Juniper Networks, Inc.                                                       16,300                          343,441 (a)
Motorola, Inc.                                                               70,450                          503,013
QUALCOMM Inc.                                                                50,678                        2,177,634
Tellabs, Inc.                                                                12,652                           51,367 (a)
                                                                                                           8,235,463

COMPUTERS & PERIPHERALS - 4.4%
Apple, Inc.                                                                  27,335                        3,106,896 (a)
Dell, Inc.                                                                   53,528                          882,141 (a,h)
EMC Corp.                                                                    64,914                          776,371 (a)
Hewlett-Packard Co.                                                          75,749                        3,502,634
International Business Machines Corp.                                        41,930                        4,904,133
Lexmark International, Inc. (Class A)                                         2,900                           94,453 (a)
NetApp, Inc.                                                                 10,600                          193,238 (a)
QLogic Corp.                                                                  4,100                           62,976 (a)
SanDisk Corp.                                                                 7,300                          142,715 (a)
Sun Microsystems, Inc.                                                       22,290                          169,404 (a)
Teradata Corp.                                                                5,800                          113,100 (a)
                                                                                                          13,948,061

CONSTRUCTION & ENGINEERING - 0.2%
Fluor Corp.                                                                   5,504                          306,573
Jacobs Engineering Group, Inc.                                                3,800                          206,378 (a)
                                                                                                             512,951

CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.                                                          3,400                          253,300

CONSUMER FINANCE - 0.7%
American Express Co.                                                         35,696                        1,264,709 (h)
Capital One Financial Corp.                                                  11,825                          603,075
Discover Financial Services                                                  15,298                          211,418
SLM Corp.                                                                    14,200                          175,228 (a)
                                                                                                           2,254,430

CONTAINERS & PACKAGING - 0.1%
Ball Corp.                                                                    3,116                          123,051
Bemis Company, Inc.                                                           3,062                           80,255
Pactiv Corp.                                                                  4,248                          105,478 (a)
Sealed Air Corp.                                                              5,114                          112,457
                                                                                                             421,241

DISTRIBUTORS - 0.1%
Genuine Parts Co.                                                             5,096                          204,910

DIVERSIFIED CONSUMER SERVICES - 0.1%
Apollo Group, Inc. (Class A)                                                  3,300                          195,690 (a)
H&R Block, Inc.                                                              10,408                          236,782
                                                                                                             432,472

DIVERSIFIED FINANCIAL SERVICES - 4.8%
Bank of America Corp.                                                       141,029                        4,936,015
Citigroup, Inc.                                                             168,306                        3,451,956 (h)
Citigroup, Inc.                                                               6,600                           45,936
CME Group Inc.                                                                2,011                          747,107
IntercontinentalExchange, Inc.                                                2,300                          185,564 (a)
JP Morgan Chase & Co.                                                       113,950                        5,321,465 (h)
Leucadia National Corp.                                                       5,500                          249,920
Moody's Corp.                                                                 6,384                          217,056
NYSE Euronext                                                                 8,300                          325,194
                                                                                                          15,480,213

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
AT&T, Inc.                                                                  182,315                        5,090,235
CenturyTel, Inc.                                                              2,984                          109,364
Embarq Corp.                                                                  4,270                          173,149
Frontier Communications Corp.                                                10,300                          118,450
Qwest Communications International, Inc.                                     46,048                          148,735
Verizon Communications, Inc.                                                 87,967                        2,822,861
Windstream Corp.                                                             13,843                          151,442
                                                                                                           8,614,236

ELECTRIC UTILITIES - 2.1%
Allegheny Energy, Inc.                                                        5,300                          194,881
American Electric Power Company, Inc.                                        12,625                          467,504 (h)
Duke Energy Corp.                                                            39,554                          689,426
Edison International                                                         10,042                          400,676
Entergy Corp.                                                                 5,847                          520,441
Exelon Corp.                                                                 20,452                        1,280,704
FirstEnergy Corp.                                                             9,320                          624,347
FPL Group, Inc.                                                              12,462                          626,839
Pepco Holdings, Inc.                                                          6,000                          137,460
Pinnacle West Capital Corp.                                                   3,000                          103,230
PPL Corp.                                                                    11,544                          427,359
Progress Energy, Inc.                                                         8,056                          347,455
Southern Co.                                                                 23,858                          899,208
                                                                                                           6,719,530

ELECTRICAL EQUIPMENT - 0.4%
Cooper Industries Ltd.                                                        5,359                          214,092
Emerson Electric Co.                                                         23,848                          972,760
Rockwell Automation, Inc.                                                     4,768                          178,037
                                                                                                           1,364,889

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Agilent Technologies, Inc.                                                   11,285                          334,713 (a)
Amphenol Corp. (Class A)                                                      5,500                          220,770
Jabil Circuit, Inc.                                                           6,300                           60,102
Molex Inc.                                                                    4,350                           97,658
Tyco Electronics Ltd.                                                        14,725                          407,294
                                                                                                           1,120,537

ENERGY EQUIPMENT & SERVICES - 2.6%
Baker Hughes Inc.                                                             9,550                          578,157
BJ Services Co.                                                               9,100                          174,083
Cameron International Corp.                                                   6,700                          258,218 (a)
ENSCO International Inc.                                                      4,500                          259,335
Halliburton Co.                                                              27,291                          883,955
Nabors Industries Ltd.                                                        9,000                          224,280 (a)
National Oilwell Varco, Inc.                                                 12,900                          647,967 (a)
Noble Corp.                                                                   8,400                          368,760
Rowan Cos. Inc.                                                               3,577                          109,277
Schlumberger Ltd.                                                            37,033                        2,891,907
Smith International, Inc.                                                     6,300                          369,432
Transocean, Inc.                                                              9,910                        1,088,514
Weatherford International Ltd.                                               21,000                          527,940 (a)
                                                                                                           8,381,825

FOOD & STAPLES RETAILING - 2.9%
Costco Wholesale Corp.                                                       13,466                          874,347
CVS/Caremark Corp.                                                           44,627                        1,502,145
Safeway, Inc.                                                                13,700                          324,964
SUPERVALU, Inc.                                                               6,713                          145,672
SYSCO Corp.                                                                  18,844                          580,961
The Kroger Co.                                                               19,966                          548,666
Walgreen Co.                                                                 30,400                          941,184
Wal-Mart Stores, Inc.                                                        69,387                        4,155,587
Whole Foods Market, Inc.                                                      4,400                           88,132
                                                                                                           9,161,658

FOOD PRODUCTS - 1.7%
Archer-Daniels-Midland Co.                                                   19,886                          435,702
Campbell Soup Co.                                                             6,676                          257,694
ConAgra Foods, Inc.                                                          14,068                          273,763
Dean Foods Co.                                                                4,700                          109,792 (a)
General Mills, Inc.                                                          10,403                          714,894
HJ Heinz Co.                                                                  9,697                          484,559
Kellogg Co.                                                                   7,890                          442,629
Kraft Foods, Inc. (Class A)                                                  46,813                        1,533,126
McCormick & Company, Inc.                                                     4,000                          153,800
Sara Lee Corp.                                                               21,857                          276,054
The Hershey Co.                                                               5,284                          208,929
Tyson Foods, Inc. (Class A)                                                   8,900                          106,266
WM Wrigley Jr. Co.                                                            6,785                          538,729
                                                                                                           5,535,937

GAS UTILITIES - 0.1%
Nicor, Inc.                                                                   1,543                           68,432
Questar Corp.                                                                 5,300                          216,876
                                                                                                             285,308

HEALTHCARE EQUIPMENT & SUPPLIES - 2.3%
Baxter International, Inc.                                                   19,529                        1,281,688
Becton Dickinson & Co.                                                        7,470                          599,542
Boston Scientific Corp.                                                      47,060                          577,426 (a)
C.R. Bard, Inc.                                                               3,102                          294,287
Covidien Ltd.                                                                15,459                          831,076
Hospira, Inc.                                                                 5,039                          192,490 (a)
Intuitive Surgical, Inc.                                                      1,160                          279,537 (a)
Medtronic, Inc.                                                              34,832                        1,745,083
St. Jude Medical, Inc.                                                       10,592                          460,646 (a)
Stryker Corp.                                                                 7,352                          458,030
Varian Medical Systems, Inc.                                                  3,800                          217,094 (a)
Zimmer Holdings, Inc.                                                         6,900                          445,464 (a)
                                                                                                           7,382,363

HEALTHCARE PROVIDERS & SERVICES - 1.9%
Aetna, Inc.                                                                  14,408                          520,273
AmerisourceBergen Corp.                                                       5,142                          193,596
Cardinal Health, Inc.                                                        11,251                          554,449
Cigna Corp.                                                                   8,689                          295,252
Coventry Health Care, Inc.                                                    4,700                          152,985 (a)
DaVita, Inc.                                                                  3,300                          188,133 (a)
Express Scripts, Inc.                                                         7,500                          553,650 (a)
Humana, Inc.                                                                  5,227                          215,352 (a)
Laboratory Corporation of America Holdings                                    3,400                          236,300 (a)
McKesson Corp.                                                                8,602                          462,874
Medco Health Solutions, Inc.                                                 15,466                          695,970 (a)
Patterson Companies, Inc.                                                     2,600                           79,066 (a)
Quest Diagnostics Inc.                                                        4,900                          253,183
Tenet Healthcare Corp.                                                       11,495                           63,797 (a)
UnitedHealth Group, Inc.                                                     37,376                          948,977
WellPoint, Inc.                                                              15,800                          738,966 (a)
                                                                                                           6,152,823

HEALTHCARE TECHNOLOGY - 0.0%*
IMS Health Inc.                                                               5,457                          103,192

HOTELS RESTAURANTS & LEISURE - 1.3%
Carnival Corp.                                                               13,600                          480,760
Darden Restaurants, Inc.                                                      4,429                          126,802
International Game Technology                                                10,000                          171,800
Marriott International, Inc. (Class A)                                        9,044                          235,958
McDonald's Corp.                                                             34,790                        2,146,543
Starbucks Corp.                                                              22,598                          336,032 (a)
Starwood Hotels & Resorts Worldwide, Inc.                                     5,700                          160,398
Wyndham Worldwide Corp.                                                       5,949                           93,459
Yum! Brands, Inc.                                                            14,429                          470,530
                                                                                                           4,222,282

HOUSEHOLD DURABLES - 0.6%
Black & Decker Corp.                                                          2,007                          121,925
Centex Corp.                                                                  4,120                           66,744
DR Horton, Inc.                                                               8,000                          104,160
Fortune Brands, Inc.                                                          4,541                          260,472
Harman International Industries, Inc.                                         1,900                           64,733
KB Home                                                                       2,260                           44,477
Leggett & Platt, Inc.                                                         5,100                          111,129
Lennar Corp. (Class A)                                                        4,800                           72,912
Newell Rubbermaid, Inc.                                                       8,756                          151,129
Pulte Homes, Inc.                                                             6,188                           86,446
Snap-On, Inc.                                                                 1,809                           95,262
The Stanley Works                                                             2,426                          101,261
Whirlpool Corp.                                                               2,243                          177,847
                                                                                                           1,458,497

HOUSEHOLD PRODUCTS - 2.7%
Clorox Co.                                                                    4,284                          268,564
Colgate-Palmolive Co.                                                        15,572                        1,173,350
Kimberly-Clark Corp.                                                         12,736                          825,802
Procter & Gamble Co.                                                         93,849                        6,540,337
                                                                                                           8,808,053

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Constellation Energy Group, Inc.                                              5,603                          136,153
Dynegy, Inc. (Class A)                                                       14,800                           52,984 (a)
The AES Corp.                                                                20,600                          240,814 (a)
                                                                                                             429,951

INDUSTRIAL CONGLOMERATES - 3.1%
General Electric Co.                                                        307,862                        7,850,481 (m)
Textron, Inc.                                                                 7,825                          229,116
3M Co.                                                                       21,580                        1,474,130
Tyco International Ltd.                                                      14,459                          506,354
                                                                                                          10,060,081

INSURANCE - 2.9%
Aflac Inc.                                                                   14,800                          869,500
Allstate Corp.                                                               16,711                          770,711 (h)
American International Group, Inc.                                           84,017                          279,777 (h)
AON Corp.                                                                     8,736                          392,771
Assurant, Inc.                                                                3,700                          203,500
Chubb Corp.                                                                  11,294                          620,041
Cincinnati Financial Corp.                                                    4,892                          139,128
Genworth Financial, Inc. (Class A)                                           13,200                          113,652
Hartford Financial Services Group, Inc.                                       9,404                          385,470
Lincoln National Corp.                                                        8,142                          348,559
Loews Corp.                                                                  11,366                          448,843
Marsh & McLennan Companies, Inc.                                             15,869                          503,999
MBIA, Inc.                                                                    4,535                           53,966
MetLife, Inc.                                                                21,273                        1,191,288
Principal Financial Group, Inc.                                               8,000                          347,920
Prudential Financial, Inc.                                                   13,200                          950,400
The Progressive Corp.                                                        20,473                          356,230
Torchmark Corp.                                                               2,772                          165,766
Travelers Companies, Inc.                                                    18,299                          827,115
Unum Group                                                                   10,989                          275,824
XL Capital Ltd.                                                               9,600                          172,224
                                                                                                           9,416,684

INTERNET & CATALOG RETAIL - 0.3%
Amazon.com, Inc.                                                              9,700                          705,772 (a)
Expedia, Inc.                                                                 6,500                           98,215 (a)
                                                                                                             803,987

INTERNET SOFTWARE & SERVICES - 1.6%
Akamai Technologies, Inc.                                                     5,200                           90,688 (a)
eBay, Inc.                                                                   34,300                          767,634 (a)
Google, Inc. (Class A)                                                        7,429                        2,975,463 (a)
VeriSign, Inc.                                                                6,362                          165,921 (a)
Yahoo! Inc.                                                                  42,789                          740,250 (a)
                                                                                                           4,739,956

IT SERVICES - 0.9%
Affiliated Computer Services, Inc. (Class A)                                  3,100                          156,953 (a)
Automatic Data Processing, Inc.                                              15,580                          666,045
Cognizant Technology Solutions Corp. (Class A)                                8,900                          203,187 (a)
Computer Sciences Corp.                                                       4,682                          188,170 (a)
Convergys Corp.                                                               3,600                           53,208 (a)
Fidelity National Information Services, Inc.                                  5,200                           95,992
Fiserv, Inc.                                                                  5,050                          238,966 (a)
Mastercard Inc. (Class A)                                                     2,200                          390,126
Paychex, Inc.                                                                10,125                          334,429
Total System Services, Inc.                                                   5,202                           85,313
Unisys Corp.                                                                 10,709                           29,450 (a)
Western Union Co.                                                            22,924                          565,535
                                                                                                           3,007,374

LEISURE EQUIPMENT & PRODUCTS - 0.1%
Eastman Kodak Co.                                                             9,175                          141,112
Hasbro, Inc.                                                                  3,696                          128,325
Mattel, Inc.                                                                 11,551                          208,380
                                                                                                             477,817

LIFE SCIENCES TOOLS & SERVICES - 0.4%
Applied Biosystems Inc.                                                       5,203                          178,203
Millipore Corp.                                                               1,745                          120,056 (a)
PerkinElmer, Inc.                                                             3,610                           90,142
Thermo Fisher Scientific, Inc.                                               13,028                          716,540 (a)
Waters Corp.                                                                  3,100                          180,358 (a)
                                                                                                           1,285,299

MACHINERY - 1.7%
Caterpillar, Inc.                                                            18,732                        1,116,427
Cummins, Inc.                                                                 6,356                          277,884
Danaher Corp.                                                                 7,900                          548,260
Deere & Co.                                                                  13,040                          645,480
Dover Corp.                                                                   6,058                          245,652
Eaton Corp.                                                                   5,200                          292,136
Illinois Tool Works, Inc.                                                    12,417                          551,936
Ingersoll-Rand Company Ltd. (Class A)                                        10,061                          313,601
ITT Corp.                                                                     5,626                          312,862
PACCAR, Inc.                                                                 11,322                          432,387
Pall Corp.                                                                    3,878                          133,364
Parker Hannifin Corp.                                                         5,172                          274,116
Terex Corp.                                                                   3,300                          100,716 (a)
The Manitowoc Company, Inc.                                                   4,300                           66,865
                                                                                                           5,311,686

MEDIA - 2.6%
CBS Corp.                                                                    21,309                          310,685
Comcast Corp. (Class A)                                                      90,758                        1,781,580
DIRECTV Group, Inc.                                                          18,100                          473,677 (a)
Gannett Company, Inc.                                                         7,408                          125,269
Interpublic Group of Companies, Inc.                                         14,530                          112,608 (a)
McGraw-Hill Cos. Inc.                                                         9,921                          313,603
Meredith Corp.                                                                1,298                           36,396
New York Times Co. (Class A)                                                  3,388                           48,415
News Corp. (Class A)                                                         71,700                          859,683
Omnicom Group, Inc.                                                           9,900                          381,744
Scripps Networks Interactive, Inc. (Class A)                                  2,900                          105,299
The Walt Disney Co.                                                          58,379                        1,791,652
Time Warner, Inc.                                                           111,314                        1,459,327 (h)
Viacom, Inc. (Class B)                                                       19,613                          487,187 (a)
Washington Post Co. (Class B)                                                   190                          105,784
                                                                                                           8,392,909

METALS & MINING - 0.8%
AK Steel Holding Corp.                                                        3,600                           93,312
Alcoa, Inc.                                                                  25,240                          569,919 (h)
Allegheny Technologies Inc.                                                   3,251                           96,067
Freeport-McMoRan Copper & Gold, Inc.                                         12,055                          685,327
Newmont Mining Corp.                                                         14,128                          547,601
Nucor Corp.                                                                   9,736                          384,572
Titanium Metals Corp.                                                         3,000                           34,020
United States Steel Corp.                                                     3,665                          284,441
                                                                                                           2,695,259

MULTILINE RETAIL - 0.8%
Big Lots, Inc.                                                                2,500                           69,575 (a)
Dillard's, Inc. (Class A)                                                     2,295                           27,081
Family Dollar Stores, Inc.                                                    4,200                           99,540
JC Penney Co. Inc.                                                            6,787                          226,279
Kohl's Corp.                                                                  9,300                          428,544 (a)
Macy's, Inc.                                                                 13,030                          234,279
Nordstrom, Inc.                                                               4,792                          138,105
Sears Holdings Corp.                                                          1,819                          170,077 (a)
Target Corp.                                                                 23,249                        1,140,363
                                                                                                           2,533,843

MULTI-UTILITIES - 1.2%
Ameren Corp.                                                                  6,442                          251,431
Centerpoint Energy, Inc.                                                     10,618                          154,704
CMS Energy Corp.                                                              6,600                           82,302
Consolidated Edison, Inc.                                                     8,407                          361,165
Dominion Resources, Inc.                                                     17,900                          765,762
DTE Energy Co.                                                                5,266                          211,272
Integrys Energy Group, Inc.                                                   2,331                          116,410
NiSource, Inc.                                                                8,715                          128,633
PG&E Corp.                                                                   11,254                          421,462
Public Service Enterprise Group Inc.                                         15,818                          518,672
Sempra Energy                                                                 7,775                          392,404
TECO Energy, Inc.                                                             6,700                          105,391
Xcel Energy, Inc.                                                            13,780                          275,462
                                                                                                           3,785,070

OFFICE ELECTRONICS - 0.1%
Xerox Corp.                                                                  26,690                          307,736

OIL, GAS & CONSUMABLE FUELS - 10.5%
Anadarko Petroleum Corp.                                                     14,656                          710,963
Apache Corp.                                                                 10,448                        1,089,517
Cabot Oil & Gas Corp.                                                         3,100                          112,034
Chesapeake Energy Corp.                                                      16,000                          573,760
Chevron Corp.                                                                63,558                        5,242,264
ConocoPhillips                                                               47,019                        3,444,142
Consol Energy, Inc.                                                           5,800                          266,162
Devon Energy Corp.                                                           13,692                        1,248,710
El Paso Corp.                                                                22,082                          281,766
EOG Resources, Inc.                                                           7,700                          688,842
Exxon Mobil Corp.                                                           160,802                       12,487,883 (h)
Hess Corp.                                                                    8,670                          711,634 (h)
Marathon Oil Corp.                                                           22,042                          878,815
Massey Energy Co.                                                             2,600                           92,742
Murphy Oil Corp.                                                              5,900                          378,426
Noble Energy, Inc.                                                            5,400                          300,186
Occidental Petroleum Corp.                                                   25,420                        1,790,839
Peabody Energy Corp.                                                          8,400                          378,000
Pioneer Natural Resources Co.                                                 3,700                          193,436
Range Resources Corp.                                                         5,000                          214,350
Southwestern Energy Co.                                                      10,700                          326,778 (a)
Spectra Energy Corp.                                                         18,877                          449,273
Sunoco, Inc.                                                                  3,476                          123,676
Tesoro Corp.                                                                  4,100                           67,609
Valero Energy Corp.                                                          16,400                          496,920
Williams Cos. Inc.                                                           17,486                          413,544
XTO Energy, Inc.                                                             16,641                          774,139
                                                                                                          33,736,410

PAPER & FOREST PRODUCTS - 0.3%
International Paper Co.                                                      13,275                          347,539
MeadWestvaco Corp.                                                            5,200                          121,212
Weyerhaeuser Co.                                                              6,594                          399,465
                                                                                                             868,216

PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                                          13,228                          549,888
The Estee Lauder Cos. Inc. (Class A)                                          3,600                          179,676
                                                                                                             729,564

PHARMACEUTICALS - 6.5%
Abbott Laboratories                                                          47,604                        2,741,038 (h)
Allergan, Inc.                                                                9,504                          489,456
Barr Pharmaceuticals, Inc.                                                    3,300                          215,490 (a)
Bristol-Myers Squibb Co.                                                     60,908                        1,269,932 (h)
Eli Lilly & Co.                                                              30,916                        1,361,231
Forest Laboratories, Inc.                                                     9,700                          274,316 (a)
Johnson & Johnson                                                            86,427                        5,987,663
King Pharmaceuticals, Inc.                                                    7,033                           67,376 (a)
Merck & Company, Inc.                                                        66,150                        2,087,694
Mylan, Inc.                                                                   8,800                          100,496 (a)
Pfizer, Inc.                                                                208,421                        3,843,283
Schering-Plough Corp.                                                        50,502                          932,772 (h)
Watson Pharmaceuticals, Inc.                                                  3,100                           88,350 (a)
Wyeth                                                                        41,054                        1,516,535 (h)
                                                                                                          20,975,632

PROFESSIONAL SERVICES - 0.1%
Equifax, Inc.                                                                 4,000                          137,800
Monster Worldwide, Inc.                                                       3,600                           53,676 (a)
Robert Half International, Inc.                                               5,000                          123,750
                                                                                                             315,226

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
Apartment Investment & Management Co. (Class A) (REIT)                        2,664                           93,293
AvalonBay Communities, Inc. (REIT)                                            2,400                          236,208
Boston Properties, Inc. (REIT)                                                3,700                          346,542
Developers Diversified Realty Corp. (REIT)                                    3,900                          123,591
Equity Residential (REIT)                                                     8,500                          377,485
General Growth Properties, Inc. (REIT)                                        6,600                           99,660
HCP, Inc. (REIT)                                                              7,500                          300,975
Host Hotels & Resorts, Inc. (REIT)                                           16,700                          221,943
Kimco Realty Corp. (REIT)                                                     7,100                          262,274
Plum Creek Timber Company, Inc. (REIT)                                        5,300                          264,258
Prologis (REIT)                                                               8,100                          334,287
Public Storage (REIT)                                                         3,800                          376,238
Simon Property Group, Inc. (REIT)                                             7,000                          679,000
Vornado Realty Trust (REIT)                                                   4,200                          381,990
                                                                                                           4,097,744

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%*
CB Richard Ellis Group, Inc. (Class A)                                        5,500                           73,535 (a)

ROAD & RAIL - 1.1%
Burlington Northern Santa Fe Corp.                                            8,674                          801,738
CSX Corp.                                                                    12,739                          695,167
Norfolk Southern Corp.                                                       11,518                          762,607
Ryder System, Inc.                                                            1,731                          107,322
Union Pacific Corp.                                                          15,808                        1,124,897
                                                                                                           3,491,731

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Advanced Micro Devices, Inc.                                                 19,574                          102,764 (a,h)
Altera Corp.                                                                  9,400                          194,392
Analog Devices, Inc.                                                          9,200                          242,420
Applied Materials, Inc.                                                      41,100                          621,843 (h)
Broadcom Corp. (Class A)                                                     13,250                          246,848 (a)
Intel Corp.                                                                 173,765                        3,254,618
Kla-Tencor Corp.                                                              5,400                          170,910
Linear Technology Corp.                                                       7,000                          214,620
LSI Corp.                                                                    21,092                          113,053 (a)
MEMC Electronic Materials, Inc.                                               7,100                          200,646 (a)
Microchip Technology Inc.                                                     5,900                          173,637
Micron Technology, Inc.                                                      23,954                           97,014 (a)
National Semiconductor Corp.                                                  6,566                          113,001
Novellus Systems, Inc.                                                        2,800                           54,992 (a)
Nvidia Corp.                                                                 17,700                          189,567 (a)
Teradyne, Inc.                                                                5,400                           42,174 (a)
Texas Instruments Inc.                                                       40,451                          869,696
Xilinx, Inc.                                                                  8,700                          204,015
                                                                                                           7,106,210

SOFTWARE - 3.7%
Adobe Systems Inc.                                                           16,184                          638,782 (a,h)
Autodesk, Inc.                                                                6,848                          229,750 (a)
BMC Software, Inc.                                                            6,000                          171,780 (a)
CA, Inc.                                                                     12,300                          245,508
Citrix Systems, Inc.                                                          5,800                          146,508 (a)
Compuware Corp.                                                               8,800                           85,272 (a)
Electronic Arts, Inc.                                                         9,800                          362,502 (a)
Intuit, Inc.                                                                 10,100                          319,261 (a)
Microsoft Corp.                                                             242,954                        6,484,442 (h)
Novell, Inc.                                                                 10,566                           54,309 (a)
Oracle Corp.                                                                121,052                        2,458,566 (a)
Salesforce.com Inc.                                                           3,200                          154,880 (a)
Symantec Corp.                                                               26,408                          517,069 (a)
                                                                                                          11,868,629

SPECIALTY RETAIL - 1.7%
Abercrombie & Fitch Co. (Class A)                                             2,800                          110,460
AutoNation, Inc.                                                              2,872                           32,281 (a)
Autozone, Inc.                                                                1,344                          165,769 (a)
Bed Bath & Beyond, Inc.                                                       8,000                          251,280 (a)
Best Buy Company, Inc.                                                       10,700                          401,250
GameStop Corp. (Class A)                                                      5,000                          171,050 (a)
Home Depot, Inc.                                                             52,418                        1,357,102
Lowe's Companies, Inc.                                                       45,656                        1,081,591
Ltd Brands, Inc.                                                              9,088                          157,404
Office Depot, Inc.                                                            8,400                           48,888 (a)
RadioShack Corp.                                                              3,756                           64,904
Staples, Inc.                                                                21,750                          489,375
The Gap, Inc.                                                                14,379                          255,659
The Sherwin-Williams Co.                                                      3,163                          180,797
Tiffany & Co.                                                                 4,000                          142,080
TJX Cos. Inc.                                                                13,080                          399,202
                                                                                                           5,309,092

TEXTILES APPAREL & LUXURY GOODS - 0.6%
Coach, Inc.                                                                  10,600                          265,424 (a)
Jones Apparel Group, Inc.                                                     2,400                           44,424
Liz Claiborne, Inc.                                                           2,530                           41,568
Nike, Inc. (Class B)                                                         12,110                          810,159
Polo Ralph Lauren Corp. (Class A)                                             1,800                          119,952
VF Corp.                                                                      2,802                          216,623
                                                                                                           1,498,150

THRIFTS & MORTGAGE FINANCE - 0.1%
Hudson City Bancorp, Inc.                                                    16,600                          306,270
MGIC Investment Corp.                                                         2,959                           20,802
Sovereign Bancorp, Inc.                                                      15,650                           61,817
Washington Mutual, Inc.                                                      47,381                            3,885
                                                                                                             392,774

TOBACCO - 1.6%
Altria Group, Inc.                                                           63,979                        1,269,343
Lorillard, Inc.                                                               5,411                          384,993
Philip Morris International, Inc.                                            63,679                        3,062,960
Reynolds American Inc.                                                        5,300                          257,686
UST, Inc.                                                                     4,479                          298,033
                                                                                                           5,273,015

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Fastenal Co.                                                                  4,000                          197,560
WW Grainger, Inc.                                                             1,982                          172,375
                                                                                                             369,935

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
American Tower Corp. (Class A)                                               12,000                          431,640 (a)
Sprint Nextel Corp. (Series 1)                                               87,300                          532,530
                                                                                                             964,170

TOTAL COMMON STOCK                                                                                       315,149,668
  (COST $324,336,460)

---------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
---------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                          119,597 (l)
  (COST $161,618)

TOTAL INVESTMENTS IN SECURITIES                                                                          315,269,265
  (COST $324,498,078)

---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.9%
---------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.8%
GE Money Market Fund Institutional Class
2.11%                                                                                                      2,589,512 (d,o)

                                                                    PRINCIPAL AMOUNT
------------------------------------------------------------------------------------
Money Market Obligation Trust
2.51%                                                                           $ 9                                9 (t)
2.97%                                                                           458                              458 (t)
                                                                                                                 467

U.S. GOVERNMENT - 0.1%
U.S. Treasury Bill
1.60%                                          12/11/08                     443,000                          441,602 (d)

TOTAL SHORT-TERM INVESTMENTS                                                                               3,031,581
(COST $3,031,114)

TOTAL INVESTMENTS                                                                                        318,300,846
(COST $327,529,192)

OTHER ASSETS AND LIABILITIES, NET - 0.7%                                                                   2,042,513

                                                                                                       --------------
NET ASSETS  - 100.0%                                                                                   $ 320,343,359
                                                                                                       ==============


---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------

The GEI S&P 500 Fund Index had the following long futures contracts open at September 30, 2008 (unaudited):

                                                                                        CURRENT
                                                                    NUMBER OF           NOTIONAL         UNREALIZED
                 DESCRIPTION                     EXPIRATION DATE    CONTRACTS             VALUE         DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index Futures                        December 2008          107            $6,254,150        $ (478,879)

                            GEI PREMIER GROWTH EQUITY

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        NUMBER OF
                                                                         SHARES                           VALUE
COMMON STOCK - 97.7%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Beverages - 4.2%
PepsiCo, Inc.                                                             42,321                         $ 3,016,218

BIOTECHNOLOGY - 5.0%
Amgen, Inc.                                                               39,561                           2,344,780 (a)
Genentech, Inc.                                                           13,800                           1,223,784 (a)
                                                                                                           3,568,564

CAPITAL MARKETS - 4.9%
Goldman Sachs Group, Inc.                                                 10,304                           1,318,912
State Street Corp.                                                        38,641                           2,197,900 (e)
                                                                                                           3,516,812

CHEMICALS - 2.7%
Monsanto Co.                                                              19,136                           1,894,081

COMMERCIAL SERVICES & SUPPLIES - 1.8%
Iron Mountain, Inc.                                                       52,441                           1,280,085 (a)

COMMUNICATIONS EQUIPMENT - 10.9%
Cisco Systems, Inc.                                                      115,922                           2,615,200 (a,h)
Corning Inc.                                                              71,393                           1,116,586
QUALCOMM Inc.                                                             68,081                           2,925,441
Research In Motion Ltd.                                                   16,560                           1,131,048 (a)
                                                                                                           7,788,275

DIVERSIFIED FINANCIAL SERVICES - 2.8%
CME Group Inc.                                                             5,310                           1,972,718

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.2%
Molex Inc. (Class A)                                                      74,889                           1,558,440 (h)

ENERGY EQUIPMENT & SERVICES - 6.9%
Schlumberger Ltd.                                                         31,649                           2,471,470
Transocean, Inc.                                                          22,080                           2,425,267
                                                                                                           4,896,737

HEALTHCARE EQUIPMENT & SUPPLIES - 3.2%
Medtronic, Inc.                                                           45,081                           2,258,558

HEALTHCARE PROVIDERS & SERVICES - 2.8%
Lincare Holdings, Inc.                                                    41,217                           1,240,220 (a)
VCA Antech, Inc.                                                          24,840                             732,035 (a)
                                                                                                           1,972,255

HOTELS RESTAURANTS & LEISURE - 3.1%
Carnival Corp.                                                            61,641                           2,179,009

INSURANCE - 2.5%
Aflac Inc.                                                                30,729                           1,805,329

INTERNET SOFTWARE & SERVICES - 2.0%
eBay, Inc.                                                                63,481                           1,420,705 (a)

IT SERVICES - 7.8%
Paychex, Inc.                                                             71,761                           2,370,266
Western Union Co.                                                        127,882                           3,154,849
                                                                                                           5,525,115

MACHINERY - 3.2%
Dover Corp.                                                               56,673                           2,298,090

MEDIA - 10.1%
Comcast Corp. (Class A)                                                  130,642                           2,576,260
Liberty Global, Inc. (Series C)                                           63,297                           1,778,013 (a)
Liberty Media Corp - Entertainment (Series A)                            113,162                           2,825,655 (a)
                                                                                                           7,179,928

METALS & MINING - 0.7%
Allegheny Technologies Inc.                                               16,008                             473,036

PHARMACEUTICALS - 2.5%
Johnson & Johnson                                                         25,760                           1,784,653

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CB Richard Ellis Group, Inc. (Class A)                                    98,442                           1,316,170 (a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Analog Devices, Inc.                                                      41,033                           1,081,220

SOFTWARE - 7.6%
Intuit, Inc.                                                             102,122                           3,228,076 (a,h)
Microsoft Corp.                                                           81,881                           2,185,404
                                                                                                           5,413,480

SPECIALTY RETAIL - 5.3%
Bed Bath & Beyond, Inc.                                                   74,521                           2,340,705 (a)
Lowe's Companies, Inc.                                                    61,641                           1,460,275
                                                                                                           3,800,980

WIRELESS TELECOMMUNICATION SERVICES - 2.2%
American Tower Corp. (Class A)                                            43,241                           1,555,379 (a)

TOTAL COMMAN STOCK                                                                                        69,555,837
  (COST $71,907,011)

---------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
---------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                            4,570 (l)
  (COST $6,175)

TOTAL INVESTMENTS IN SECURITIES                                                                           69,560,407
  (COST $71,913,186)

---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.7%
---------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  2.11%                                                                                                    1,901,977 (d,o)
(COST $1,901,977)

TOTAL INVESTMENTS                                                                                         71,462,384
  (COST $73,815,163)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.4)%                                                         (282,603)

                                                                                                         -----------
NET ASSETS  - 100.0%                                                                                     $71,179,781
                                                                                                         ===========


---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------

The GEI Premier Growth Equity had the following long futures contracts open at September 30, 2008 (unaudited):

                                                                   NUMBER OF               CURRENT         UNREALIZED
                DESCRIPTION                   EXPIRATION DATE      CONTRACTS            NOTIONAL VALUE    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                          December 2008           2                  $ 584,500        $ (29,650)


                              GEI VALUE EQUITY FUND

             SCHEDULE OF INVESTMENTS - SEPTEMBER 30 2008 (UNAUDITED)

                                                                            NUMBER OF
                                                                             SHARES                            VALUE
COMMON STOCK - 94.1%
----------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 1.0%
Honeywell International, Inc.                                                1,450                         $    60,247
Rockwell Collins, Inc.                                                       4,414                             212,269
                                                                                                               272,516

BEVERAGES - 4.1%
Pepsi Bottling Group, Inc.                                                  11,351                             331,109
PepsiCo, Inc.                                                               11,163                             795,587
                                                                                                             1,126,696

BIOTECHNOLOGY - 1.3%
Amgen, Inc.                                                                  5,991                             355,087 (a)

CAPITAL MARKETS - 3.2%
Ameriprise Financial, Inc.                                                  10,090                             385,438
Bank of New York Mellon Corp.                                               11,477                             373,921
BlackRock, Inc.                                                                631                             122,729
                                                                                                               882,088

COMMERCIAL BANKS - 1.2%
US Bancorp.                                                                  9,081                             327,098

COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems, Inc.                                                         17,658                             398,364 (a,h)
Corning Inc.                                                                10,721                             167,676
                                                                                                               566,040

COMPUTERS & PERIPHERALS - 3.9%
Apple, Inc.                                                                    631                              71,719 (a)
Dell, Inc.                                                                   9,144                             150,693 (a)
Hewlett-Packard Co.                                                         10,531                             486,953
International Business Machines Corp.                                        3,216                             376,143
                                                                                                             1,085,508

CONSTRUCTION MATERIALS - 0.2%
Vulcan Materials Co.                                                           631                              47,009

CONSUMER FINANCE - 0.6%
American Express Co.                                                         4,730                             167,584

DIVERSIFIED FINANCIAL SERVICES - 3.8%
Bank of America Corp.                                                        5,676                             198,660
Citigroup, Inc.                                                              8,828                             181,062
JP Morgan Chase & Co.                                                       14,189                             662,626
                                                                                                             1,042,348

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
AT&T, Inc.                                                                   3,468                              96,827
Fairpoint Communications, Inc.                                                   -                                   -
Verizon Communications, Inc.                                                10,405                             333,896
                                                                                                               430,723

ELECTRIC UTILITIES - 3.0%
American Electric Power Company, Inc.                                       10,468                             387,630
Edison International                                                         8,513                             339,669
FirstEnergy Corp.                                                            1,576                             105,576
                                                                                                               832,875

ELECTRICAL EQUIPMENT - 0.7%
ABB Ltd. ADR                                                                 9,270                             179,838

ENERGY EQUIPMENT & SERVICES - 2.8%
Halliburton Co.                                                              8,703                             281,890
Nabors Industries Ltd.                                                       3,784                              94,297 (a)
National Oilwell Varco, Inc.                                                 1,892                              95,035 (a)
Transocean, Inc.                                                             2,712                             297,886
                                                                                                               769,108

FOOD & STAPLES RETAILING - 0.8%
Wal-Mart Stores, Inc.                                                        3,784                             226,624

FOOD PRODUCTS - 3.2%
General Mills, Inc.                                                          2,649                             182,039
Kraft Foods, Inc. (Class A)                                                  3,784                             123,926
McCormick & Company, Inc.                                                    8,829                             339,475
Nestle S.A. ADR                                                              5,802                             248,326
                                                                                                               893,766

HEALTHCARE EQUIPMENT & SUPPLIES - 1.7%
Baxter International, Inc.                                                     757                              49,682
Boston Scientific Corp.                                                     28,063                             344,333 (a)
Covidien Ltd.                                                                1,378                              74,081
                                                                                                               468,096

HEALTHCARE PROVIDERS & SERVICES - 2.0%
Cardinal Health, Inc.                                                        4,225                             208,208
McKesson Corp.                                                               6,306                             339,326
                                                                                                               547,534

HOTELS RESTAURANTS & LEISURE - 0.5%
Darden Restaurants, Inc.                                                     5,045                             144,438

HOUSEHOLD PRODUCTS - 5.8%
Clorox Co.                                                                   6,937                             434,881
Kimberly-Clark Corp.                                                        11,982                             776,913
Procter & Gamble Co.                                                         5,550                             386,780
                                                                                                             1,598,574

INDUSTRIAL CONGLOMERATES - 0.4%
Textron, Inc.                                                                3,784                             110,796

INSURANCE -6.9%
ACE Ltd.                                                                     6,937                             375,500
Allstate Corp.                                                               3,153                             145,416
AON Corp.                                                                    6,432                             289,183
Chubb Corp.                                                                  5,613                             308,154
Marsh & McLennan Companies, Inc.                                             3,216                             102,140
MetLife, Inc.                                                                7,568                             423,808
Prudential Financial, Inc.                                                   3,657                             263,304
                                                                                                             1,907,505

IT SERVICES - 1.4%
Affiliated Computer Services, Inc. (Class A)                                 4,477                             226,671 (a)
Fidelity National Information Services, Inc.                                 4,274                              78,898
Western Union Co.                                                            3,153                              77,785
                                                                                                               383,354

LIFE SCIENCES TOOLS & SERVICES - 0.4%
Thermo Fisher Scientific, Inc.                                               1,930                             106,150 (a)

MACHINERY - 1.8%
Deere & Co.                                                                  3,973                             196,663
Eaton Corp.                                                                  2,649                             148,821
ITT Corp.                                                                    2,523                             140,304
                                                                                                               485,788

MEDIA - 7.2%
Comcast Corp. (Class A)                                                     21,126                             416,605
Interpublic Group of Companies, Inc.                                        11,982                              92,861 (a)
Liberty Global, Inc. (Series A)                                                  -                                   - (a)
Liberty Global, Inc. (Series C)                                                  -                                   - (a)
Omnicom Group, Inc.                                                         15,072                             581,176
The Walt Disney Co.                                                          4,225                             129,665
Time Warner, Inc.                                                           36,892                             483,654 (h)
Viacom, Inc. (Class B)                                                      11,540                             286,654 (a)
                                                                                                             1,990,615

METALS & MINING - 2.7%
Alcoa, Inc.                                                                  4,794                             108,249
Allegheny Technologies Inc.                                                  3,027                              89,448
Barrick Gold Corp.                                                          10,721                             393,890
Freeport-McMoRan Copper & Gold, Inc.                                         2,523                             143,433
                                                                                                               735,020

MULTI-UTILITIES - 1.6%
Dominion Resources, Inc.                                                    10,405                             445,126

OIL, GAS & CONSUMABLE FUELS - 7.5%
Apache Corp.                                                                   946                              98,649
ConocoPhillips                                                               2,459                             180,122
Devon Energy Corp.                                                           1,009                              92,021
Exxon Mobil Corp.                                                           11,162                             866,841 (h)
Hess Corp.                                                                   2,775                             227,772
Marathon Oil Corp.                                                           9,775                             389,729
Valero Energy Corp.                                                          6,937                             210,191
                                                                                                             2,065,325

PERSONAL PRODUCTS - 0.7%
The Estee Lauder Cos. Inc. (Class A)                                         4,099                             204,581

PHARMACEUTICALS - 7.0%
Abbott Laboratories                                                          3,287                             189,265
Bristol-Myers Squibb Co.                                                    23,648                             493,061
Johnson & Johnson                                                            1,387                              96,091
Merck & Company, Inc.                                                        5,297                             167,173
Pfizer, Inc.                                                                30,901                             569,814
Wyeth                                                                       11,162                             412,324
                                                                                                             1,927,728

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
Analog Devices, Inc.                                                         5,360                             141,236 (h)
Intel Corp.                                                                 25,225                             472,464
Lam Research Corp.                                                           5,045                             158,867 (a)
Maxim Integrated Products, Inc.                                              9,704                             175,642
Microchip Technology Inc.                                                    1,261                              37,111
National Semiconductor Corp.                                                 6,622                             113,965
Taiwan Semiconductor Manufacturing Company Ltd. ADR                         21,441                             200,904
Texas Instruments Inc.                                                      13,432                             288,788
                                                                                                             1,588,977

SOFTWARE - 4.3%
Microsoft Corp.                                                             32,592                             869,880 (h)
Oracle Corp.                                                                15,766                             320,207 (a,h)
                                                                                                             1,190,087

SPECIALTY RETAIL - 1.4%
Bed Bath & Beyond, Inc.                                                      8,829                             277,319 (a)
Lowe's Companies, Inc.                                                       4,414                             104,568
                                                                                                               381,887

TOBACCO - 1.1%
Altria Group, Inc.                                                          14,820                             294,029

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Vodafone Group PLC ADR                                                       5,045                             111,495

TOTAL COMMON STOCK
(COST $26,767,727)                                                                                          25,892,013

-----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.3%
-----------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                            6,275                             124,810 (n)
Industrial Select Sector SPDR Fund                                          16,014                             493,231 (n,h)

TOTAL EXCHANGE TRADED FUNDS                                                                                    618,041
(COST $680,239)

-----------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
-----------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                             13,376 (l)
  (COST $18,075)

TOTAL INVESTMENTS IN SECURITIES                                                                             26,523,430
  (COST $27,466,041)

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.2%
-----------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  2.11%                                                                                                         70,182 (d,o)
  (COST $70,182)

TOTAL INVESTMENTS                                                                                           26,593,612
  (COST $27,536,223)

OTHER ASSETS AND LIABILITIES, NET - 3.4%                                                                       922,738

                                                                                                           -----------
NET ASSETS  - 100.0%                                                                                       $27,516,350
                                                                                                           ===========


-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The GEI Value Equity Fund Equity had the following long futures contracts open at September 30, 2008 (unaudited):

                                                                         NUMBER OF        CURRENT         UNREALIZED
                    DESCRIPTION                     EXPIRATION DATE      CONTRACTS    NOTIONAL VALUE     APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                December 2008           2           $ 584,500        $     8,250

                               GEI MID-CAP EQUITY

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                            NUMBER OF
                                                                             SHARES                            VALUE
COMMON STOCK - 98.3%
----------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 2.4%
Alliant Techsystems, Inc.                                                     22,391                       $ 2,103,411  (a)
Hexcel Corp.                                                                  93,043                         1,273,759  (a)
                                                                                                             3,377,170

BEVERAGES - 0.5%
Pepsi Bottling Group, Inc.                                                    25,130                           733,042

BIOTECHNOLOGY - 2.4%
Amylin Pharmaceuticals, Inc.                                                  84,534                         1,709,277  (a)
Vertex Pharmaceuticals Inc.                                                   50,208                         1,668,914  (a)
                                                                                                             3,378,191

CAPITAL MARKETS - 3.3%
Affiliated Managers Group, Inc.                                               23,216                         1,923,446  (a)
Fortress Investment Group LLC (Class A)                                       93,007                           976,574
Greenhill & Company, Inc.                                                     23,858                         1,759,528
                                                                                                             4,659,548

CHEMICALS - 4.0%
Intrepid Potash, Inc.                                                         56,538                         1,704,055  (a)
Monsanto Co.                                                                  20,167                         1,996,130  (h)
Praxair, Inc.                                                                 28,590                         2,051,047
                                                                                                             5,751,232

COMMERCIAL BANKS - 1.1%
CVB Financial Corp.                                                           55,616                           773,062
Zions Bancorporation                                                          19,979                           773,187
                                                                                                             1,546,249

COMMERCIAL SERVICES & SUPPLIES - 1.9%
Corrections Corporation of America                                           110,907                         2,756,039  (a)

COMMUNICATIONS EQUIPMENT - 1.9%
Harris Corp.                                                                  16,934                           782,351  (h)
Juniper Networks, Inc.                                                        90,351                         1,903,696  (a)
                                                                                                             2,686,047

DIVERSIFIED FINANCIAL SERVICES - 0.9%
CME Group Inc.                                                                 3,415                         1,268,707

ELECTRIC UTILITIES - 3.3%
ITC Holdings Corp.                                                            65,275                         3,379,287
Northeast Utilities                                                           52,360                         1,343,034
                                                                                                             4,722,321

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
Cogent, Inc.                                                                  99,566                         1,017,565  (a)
Mettler Toledo International, Inc.                                            16,864                         1,652,672  (a)
                                                                                                             2,670,237

ENERGY EQUIPMENT & SERVICES - 4.4%
Dresser-Rand Group, Inc.                                                      58,141                         1,829,697  (a)
HIS, Inc. (Class A)                                                           28,474                         1,356,501  (a)
Tesco Corp.                                                                   64,015                         1,340,474  (a)
Weatherford International Ltd.                                                66,353                         1,668,114  (a)
                                                                                                             6,194,786

FOOD PRODUCTS - 4.1%
General Mills, Inc.                                                           31,559                         2,168,734
McCormick & Company, Inc.                                                     94,678                         3,640,369
                                                                                                             5,809,103

HEALTHCARE EQUIPMENT & SUPPLIES - 7.0%
DENTSPLY International, Inc.                                                  57,416                         2,155,397
Gen-Probe Inc.                                                                31,072                         1,648,370  (a)
Hologic, Inc.                                                                120,562                         2,330,463  (a)
Masimo Corp.                                                                 100,882                         3,752,810  (a)
                                                                                                             9,887,040

HEALTHCARE PROVIDERS & SERVICES - 2.3%
Psychiatric Solutions, Inc.                                                   86,379                         3,278,083  (a)

HOTELS RESTAURANTS & LEISURE - 2.5%
Life Time Fitness, Inc.                                                       50,932                         1,592,644  (a)
Penn National Gaming, Inc.                                                    35,099                           932,580  (a)
The Cheesecake Factory                                                        68,906                         1,007,406  (a)
                                                                                                             3,532,630

INDUSTRIAL CONGLOMERATES - 1.6%
McDermott International, Inc.                                                 34,335                           877,259  (a)
Textron, Inc.                                                                 48,774                         1,428,103
                                                                                                             2,305,362

INSURANCE - 4.9%
ACE Ltd.                                                                      49,491                         2,678,948
HCC Insurance Holdings, Inc.                                                 161,297                         4,355,019
                                                                                                             7,033,967

INTERNET SOFTWARE & SERVICES - 1.4%
Baidu.com ADR                                                                  1,696                           420,998  (a)
Equinix, Inc.                                                                  4,304                           298,956  (a)
MercadoLibre, Inc.                                                            59,538                         1,211,598  (a)
                                                                                                             1,931,552

IT SERVICES - 4.4%
Affiliated Computer Services, Inc. (Class A)                                  35,863                         1,815,744  (a)
DST Systems, Inc.                                                             25,566                         1,431,440  (a)
Fidelity National Information Services, Inc.                                  49,491                           913,604
Lender Processing Services, Inc.                                              24,745                           755,217
NeuStar, Inc. (Class A)                                                       70,086                         1,394,011  (a)
                                                                                                             6,310,016

LIFE SCIENCES TOOLS & SERVICES - 2.5%
Thermo Fisher Scientific, Inc.                                                65,977                         3,628,735  (a,h)

MACHINERY - 4.3%
Harsco Corp.                                                                  63,105                         2,346,875
ITT Corp.                                                                     32,994                         1,834,796
Joy Global, Inc.                                                              41,432                         1,870,241
                                                                                                             6,051,912

MEDIA - 5.1%
Focus Media Holding Ltd. ADR                                                  59,729                         1,702,874  (a)
Liberty Global, Inc. (Series C)                                               73,860                         2,074,727  (a)
Liberty Media Corp - Entertainment (Series A)                                 52,360                         1,307,429  (a)
Regal Entertainment Group (Class A)                                          133,135                         2,100,870
                                                                                                             7,185,900

METALS & MINING - 0.4%
Allegheny Technologies Inc.                                                   17,562                           518,957

MULTILINE RETAIL - 0.9%
Kohl's Corp.                                                                  27,973                         1,288,996  (a)

MULTI-UTILITIES - 1.7%
DTE Energy Co.                                                                28,354                         1,137,563
SCANA Corp.                                                                   34,590                         1,346,589
                                                                                                             2,484,152

OIL, GAS & CONSUMABLE FUELS - 4.0%
Hess Corp.                                                                    17,229                         1,414,156
Peabody Energy Corp.                                                          30,192                         1,358,640
Southwestern Energy Co.                                                       69,407                         2,119,690  (a)
Sunoco, Inc.                                                                  22,952                           816,632
                                                                                                             5,709,118

PERSONAL PRODUCTS - 2.4%
Alberto-Culver Co.                                                           124,688                         3,396,501

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
Douglas Emmett, Inc. (REIT)                                                   62,748                         1,447,596
Prologis (REIT)                                                               30,842                         1,272,849
                                                                                                             2,720,445

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
CB Richard Ellis Group, Inc. (Class A)                                       148,771                         1,989,068  (a,h)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Hittite Microwave Corp.                                                       60,250                         2,024,400  (a)
Marvell Technology Group Ltd.                                                102,114                           949,660  (a)
                                                                                                             2,974,060

SOFTWARE - 6.4%
Activision Blizzard, Inc.                                                    198,651                         3,065,185  (a,h)
Blackboard, Inc.                                                              36,778                         1,481,786  (a)
Citrix Systems, Inc.                                                          68,140                         1,721,216  (a)
Macrovision Solutions Corp.                                                  179,940                         2,767,477  (a)
                                                                                                             9,035,664

SPECIALTY RETAIL - 3.0%
Bed Bath & Beyond, Inc.                                                       67,885                         2,132,268  (a,h)
O'Reilly Automotive, Inc.                                                     81,019                         2,168,879  (a)
                                                                                                             4,301,147

TEXTILES APPAREL & LUXURY GOODS - 1.0%
Coach, Inc.                                                                   57,012                         1,427,580  (a)

WATER UTILITIES - 1.3%
American Water Works Company, Inc.                                            86,046                         1,849,989

WIRELESS TELECOMMUNICATION SERVICES - 3.7%
American Tower Corp. (Class A)                                                61,335                         2,206,220  (a)
NII Holdings, Inc. (Class B)                                                  44,501                         1,687,478  (a)
Syniverse Holdings, Inc.                                                      79,411                         1,319,017  (a)
                                                                                                             5,212,715

TOTAL COMMON STOCK                                                                                         139,606,261
  (COST $143,483,853)

-----------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
-----------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                             34,232  (l)
  (COST $46,260)

TOTAL INVESTMENTS IN SECURITIES                                                                            139,640,493
  (COST $143,530,113)

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.6%
-----------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  2.11%                                                                                                      2,255,184  (d,o)
  (COST $2,255,184)

TOTAL INVESTMENTS                                                                                          141,895,677
  (COST $145,785,297)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                       138,336

                                                                                                        --------------
NET ASSETS - 100.0%                                                                                     $  142,034,013
                                                                                                        ==============


-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The GEI Mid-Cap Equity had the following long futures contracts open at September 30, 2008 (unaudited):

                                                                                         CURRENT
                                                                       NUMBER OF         NOTIONAL         UNREALIZED
                  DESCRIPTION                     EXPIRATION DATE      CONTRACTS           VALUE        DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P Midcap 400 Index Futures                       December 2008           3              $1,095,450    $     (111,300)



                              GEI SMALL-CAP EQUITY

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                NUMBER OF
                                                                                 SHARES                       Value
Common Stock - 96.4%
-----------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 1.6%
Esterline Technologies Corp.                                                  2,983                           $ 118,097 (a)
Stanley Inc.                                                                  6,489                             239,509 (a)
Teledyne Technologies Inc.                                                   14,726                             841,738 (a)
                                                                                                              1,199,344

AIR FREIGHT & LOGISTICS - 0.6%
Forward Air Corp.                                                             5,985                             162,972
UTi Worldwide, Inc.                                                          16,450                             279,979
                                                                                                                442,951

AIRLINES - 0.1%
Hawaiian Holdings, Inc.                                                       4,286                              39,774 (a)

AUTO COMPONENTS - 0.8%
ATC Technology Corp.                                                          3,272                              77,677 (a)
Exide Technologies                                                            8,800                              64,944 (a)
Gentex Corp.                                                                 23,825                             340,698
Wonder Auto Technology, Inc.                                                 13,430                              86,086 (a)
                                                                                                                569,405

BEVERAGES - 0.7%
Central European Distribution Corp.                                          10,987                             498,920 (a)

BIOTECHNOLOGY - 1.0%
Alkermes, Inc.                                                               10,400                             138,320 (a)
Cubist Pharmaceuticals, Inc.                                                 10,323                             229,480 (a)
Martek Biosciences Corp.                                                      3,127                              98,250
OSI Pharmaceuticals, Inc.                                                     4,327                             213,278 (a)
PDL BioPharma, Inc.                                                          11,140                             103,713
                                                                                                                783,041

BUILDING PRODUCTS - 0.4%
Insteel Industries, Inc.                                                      7,468                             101,490
NCI Building Systems, Inc.                                                    5,587                             177,387 (a)
                                                                                                                278,877

CAPITAL MARKETS - 1.8%
Affiliated Managers Group, Inc.                                               3,515                             291,218 (a)
GFI Group, Inc.                                                              33,050                             155,666
Raymond James Financial, Inc.                                                27,861                             918,856
                                                                                                              1,365,740

CHEMICALS - 2.2%
Arch Chemicals, Inc.                                                         10,500                             370,650
Innophos Holdings, Inc.                                                       4,290                             104,590
Koppers Holdings, Inc.                                                        8,147                             304,779
Landec Corp.                                                                  3,200                              26,208 (a)
NewMarket Corp.                                                               2,621                             137,760
Sensient Technologies Corp.                                                  18,263                             513,738
Terra Industries, Inc.                                                        6,000                             176,400
                                                                                                              1,634,125

COMMERCIAL BANKS - 2.6%
CoBiz Financial, Inc.                                                         5,200                              62,452
Colonial BancGroup, Inc.                                                     28,500                             224,010
Cullen/Frost Bankers, Inc.                                                   12,521                             751,260
Independent Bank Corp.                                                        3,600                             112,212
Sandy Spring Bancorp, Inc.                                                    6,290                             139,009
Sterling Bancorp                                                              9,176                             132,685
SVB Financial Group                                                             800                              46,336 (a)
Westamerica Bancorporation                                                    4,958                             285,234
Wilmington Trust Corp.                                                        7,410                             213,630
                                                                                                              1,966,828

COMMERCIAL SERVICES & SUPPLIES - 3.0%
ABM Industries Inc.                                                          24,392                             532,721
Comfort Systems USA, Inc.                                                    18,255                             243,887
Healthcare Services Group                                                    12,506                             228,735
Herman Miller, Inc.                                                          13,024                             318,697
Mcgrath Rentcorp.                                                             1,440                              41,501
Schawk, Inc. (Class A)                                                       20,027                             302,808
Waste Connections, Inc.                                                      17,474                             599,358 (a)
                                                                                                              2,267,707

COMMUNICATIONS EQUIPMENT - 1.4%
BigBand Networks, Inc.                                                       12,580                              46,420 (a)
Blue Coat Systems, Inc.                                                       8,300                             117,777 (a)
Cogo Group, Inc.                                                              8,562                              45,122 (a)
CommScope, Inc.                                                              13,024                             451,151 (a)
Comtech Telecommunications Corp.                                                598                              29,446 (a)
Oplink Communications, Inc.                                                   4,200                              50,694 (a)
PC-Tel Inc.                                                                  12,100                             112,772
Starent Networks Corp.                                                        6,163                              79,749 (a)
Viasat Inc.                                                                   4,300                             101,394 (a)
                                                                                                              1,034,525

COMPUTERS & PERIPHERALS - 0.1%
Novatel Wireless, Inc.                                                        8,600                              52,116 (a)
Super Micro Computer, Inc.                                                    4,700                              42,347 (a)
                                                                                                                 94,463

CONSTRUCTION & ENGINEERING - 1.4%
Aecom Technology Corp.                                                        1,500                              36,660 (a)
EMCOR Group, Inc.                                                             1,400                              36,848 (a)
Michael Baker Corp.                                                             965                              33,582 (a)
Quanta Services, Inc.                                                        22,866                             617,611 (a)
URS Corp.                                                                     9,690                             355,332 (a)
                                                                                                              1,080,033

CONSUMER FINANCE - 0.1%
Ezcorp Inc. (Class A)                                                         3,800                              71,440 (a)

CONTAINERS & PACKAGING - 1.6%
Aptargroup, Inc.                                                             13,017                             509,095
Greif, Inc. (Class A)                                                         2,200                             144,364
Packaging Corporation of America                                             23,347                             541,183
                                                                                                              1,194,642

DISTRIBUTORS - 0.9%
LKQ Corp.                                                                    39,340                             667,600 (a)

DIVERSIFIED CONSUMER SERVICES - 1.8%
K12, Inc.                                                                     4,400                             116,600 (a)
Matthews International Corp. (Class A)                                        7,573                             384,254
Pre-Paid Legal Services, Inc.                                                   900                              37,134 (a)
Regis Corp.                                                                  11,256                             309,540
Stewart Enterprises, Inc. (Class A)                                          55,848                             438,965
Universal Technical Institute, Inc.                                           2,664                              45,448 (a)
                                                                                                              1,331,941

ELECTRIC UTILITIES - 0.7%
Idacorp, Inc.                                                                18,019                             524,173

ELECTRICAL EQUIPMENT - 1.8%
Baldor Electric Co.                                                          13,949                             401,871
Belden, Inc.                                                                  3,300                             104,907
Brady Corp. (Class A)                                                         7,100                             250,488
Polypore International, Inc.                                                  2,593                              55,775 (a)
Woodward Governor Co.                                                        14,208                             501,116
                                                                                                              1,314,157

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
Anixter International, Inc.                                                   1,915                             113,962 (a)
Benchmark Electronics, Inc.                                                   7,985                             112,429 (a)
CPI International, Inc.                                                       1,904                              27,570 (a)
Daktronics, Inc.                                                              6,500                             108,290
FARO Technologies, Inc.                                                       9,308                             189,604 (a)
National Instruments Corp.                                                   12,642                             379,892
Newport Corp.                                                                27,315                             294,456 (a)
Plexus Corp.                                                                  5,634                             116,624 (a)
Rofin-Sinar Technologies, Inc.                                                2,989                              91,493 (a)
                                                                                                              1,434,320

ENERGY EQUIPMENT & SERVICES - 4.7%
Atwood Oceanics, Inc.                                                         3,040                             110,656 (a)
Cal Dive International, Inc.                                                 14,106                             149,524 (a)
Complete Production Services Inc.                                             3,732                              75,125 (a)
Dril-Quip, Inc.                                                              13,098                             568,322 (a)
Gulf Island Fabrication, Inc.                                                 2,000                              68,940
Gulfmark Offshore, Inc.                                                         900                              40,392 (a)
Helix Energy Solutions Group, Inc.                                           13,751                             333,874 (a)
Lufkin Industries, Inc.                                                       1,455                             115,454
NATCO Group, Inc. (Class A)                                                   6,734                             270,572 (a)
Oceaneering International, Inc.                                               6,453                             344,074 (a)
Oil States International, Inc.                                               19,263                             680,947 (a)
PHI, Inc.                                                                     3,202                             118,250 (a)
Pioneer Drilling Co.                                                         15,043                             200,072 (a)
RPC, Inc.                                                                     5,219                              73,379
Superior Well Services, Inc                                                   3,404                              86,155 (a)
T-3 Energy Services, Inc.                                                     3,061                             113,624 (a)
Tetra Technologies, Inc.                                                     11,854                             164,178 (a)
                                                                                                              3,513,538

FOOD PRODUCTS - 3.6%
American Dairy Inc.                                                           3,504                              35,496 (a)
Darling International, Inc.                                                  13,052                             145,008 (a)
Del Monte Foods Co.                                                          49,803                             388,463
Hain Celestial Group, Inc.                                                   17,290                             475,994 (a)
Lancaster Colony Corp.                                                       12,181                             458,736
Lance, Inc.                                                                  11,009                             249,794
Ralcorp Holdings, Inc.                                                        5,582                             376,283 (a)
Smithfield Foods, Inc.                                                       36,861                             585,353 (a)
                                                                                                              2,715,127

HEALTHCARE EQUIPMENT & SUPPLIES - 7.2%
American Medical Systems Holdings, Inc.                                      31,852                             565,692 (a)
Analogic Corp.                                                                  546                              27,169
Angiodynamics, Inc.                                                          10,100                             159,580 (a)
Arthrocare Corp.                                                             13,529                             375,024 (a)
Conmed Corp.                                                                  5,250                             168,000 (a)
Cooper Companies, Inc.                                                        7,136                             248,047
ev3, Inc.                                                                    19,239                             193,160 (a)
Gen-Probe Inc.                                                                3,021                             160,264 (a)
Greatbatch, Inc.                                                              8,989                             220,590 (a)
Haemonetics Corp.                                                             2,000                             123,440 (a)
Immucor, Inc.                                                                15,675                             500,973 (a)
Integra LifeSciences Holdings Corp.                                           9,166                             403,579 (a)
Masimo Corp.                                                                  4,516                             167,995 (a)
Medical Action Industries, Inc.                                              28,564                             375,045 (a)
Meridian Bioscience Inc.                                                      1,600                              46,464
NuVasive, Inc.                                                                3,785                             186,714 (a)
SonoSite, Inc.                                                                5,472                             171,821 (a)
STERIS Corp.                                                                  3,041                             114,281
SurModics, Inc.                                                               3,180                             100,138 (a)
Thoratec Corp.                                                               11,216                             294,420 (a)
West Pharmaceutical Services, Inc.                                           11,209                             547,223
Wright Medical Group, Inc.                                                    5,326                             162,123 (a)
Zoll Medical Corp.                                                            1,000                              32,720 (a)
                                                                                                              5,344,462

HEALTHCARE PROVIDERS & SERVICES - 3.8%
Amedisys, Inc.                                                                4,963                             241,549 (a)
AMN Healthcare Services, Inc.                                                18,130                             318,544 (a)
athenahealth, Inc.                                                            4,100                             136,407 (a)
Chemed Corp.                                                                  2,375                              97,518
Corvel Corp.                                                                    505                              14,448 (a)
Healthways, Inc.                                                             24,208                             390,475 (a)
HMS Holdings Corp.                                                            9,324                             223,403 (a)
inVentiv Health, Inc.                                                        14,467                             255,487 (a)
Molina Healthcare, Inc.                                                      18,796                             582,676 (a)
National Healthcare Corp.                                                       900                              42,408
Pediatrix Medical Group, Inc.                                                 2,700                             145,584 (a)
Sun Healthcare Group Inc.                                                     7,073                             103,690 (a)
VCA Antech, Inc.                                                              8,688                             256,035 (a)
                                                                                                              2,808,224

HEALTHCARE TECHNOLOGY - 0.6%
Computer Programs & Systems, Inc.                                             7,141                             206,732
Eclipsys Corp.                                                                1,785                              37,396 (a)
MedAssets, Inc.                                                               7,400                             127,280 (a)
Phase Forward Inc.                                                            5,445                             113,855 (a)
                                                                                                                485,263

HOTELS RESTAURANTS & LEISURE - 0.7%
CBRL Group, Inc.                                                             10,397                             273,441
Denny's Corp.                                                                40,980                             105,728 (a)
Wendy's/Arby's Group Inc.                                                    22,126                             116,383
                                                                                                                495,552

HOUSEHOLD DURABLES - 0.5%
Jarden Corp.                                                                 15,392                             360,942 (a)

HOUSEHOLD PRODUCTS - 0.5%
WD-40 Co.                                                                     9,700                             348,521

INDUSTRIAL CONGLOMERATES - 0.4%
Teleflex Inc.                                                                 5,230                             332,053

INSURANCE - 3.1%
First Mercury Financial Corp.                                                16,330                             232,703 (a)
HCC Insurance Holdings, Inc.                                                 35,937                             970,299
National Financial Partners Corp.                                            11,604                             174,060
National Interstate Corp.                                                    10,717                             257,530
Navigators Group, Inc.                                                        9,405                             545,490 (a)
RLI Corp.                                                                     2,000                             124,180
                                                                                                              2,304,262

INTERNET & CATALOG RETAIL - 0.1%
priceline.com Inc.                                                            1,300                              88,959 (a)

INTERNET SOFTWARE & SERVICES - 1.1%
comScore, Inc.                                                                7,200                             126,936 (a)
Constant Contact, Inc.                                                        8,098                             138,233 (a)
Interwoven, Inc.                                                             11,000                             155,320 (a)
j2 Global Communications, Inc.                                                5,387                             125,786 (a)
NIC, Inc.                                                                    12,918                              89,134
Vignette Corp.                                                                7,847                              84,277 (a)
Vocus, Inc.                                                                   3,100                             105,276 (a)
                                                                                                                824,962

IT SERVICES - 2.7%
CSG Systems International, Inc.                                               2,200                              38,566 (a)
Euronet Worldwide, Inc.                                                      23,685                             396,250 (a)
Global Cash Access Holdings, Inc.                                            37,777                             191,152 (a)
Hackett Group, Inc.                                                          19,524                             106,211 (a)
iGate Corp.                                                                  15,837                             137,307 (a)
Metavante Technologies, Inc.                                                 12,812                             246,759 (a)
NeuStar, Inc. (Class A)                                                      15,058                             299,504 (a)
Sapient Corp.                                                                 5,600                              41,608 (a)
SRA International, Inc. (Class A)                                             3,034                              68,659 (a)
VeriFone Holdings, Inc.                                                       4,200                              69,468 (a)
Virtusa Corp.                                                                 4,585                              29,848 (a)
Wright Express Corp.                                                         12,433                             371,125 (a)
                                                                                                              1,996,457

LEISURE EQUIPMENT & PRODUCTS - 0.6%
Polaris Industries, Inc.                                                      9,100                             413,959

LIFE SCIENCES TOOLS & SERVICES - 2.2%
Bio-Rad Laboratories, Inc. (Class A)                                          5,484                             543,574 (a)
Bruker Corp.                                                                 10,670                             142,231 (a)
eResearchTechnology, Inc.                                                     4,172                              49,689 (a)
Luminex Corp.                                                                10,228                             255,802 (a)
Varian, Inc.                                                                 15,318                             657,142 (a)
                                                                                                              1,648,438

MACHINERY - 6.4%
AGCO Corp.                                                                    8,475                             361,120 (a)
American Railcar Industries, Inc.                                             1,118                              17,933
Bucyrus International, Inc. (Class A)                                         1,700                              75,956
Cascade Corp.                                                                 8,700                             381,147
Chart Industries, Inc.                                                        3,552                             101,445 (a)
CIRCOR International, Inc.                                                    2,264                              98,326
Clarcor, Inc.                                                                 7,800                             296,010
Harsco Corp.                                                                 16,835                             626,094
IDEX Corp.                                                                   11,671                             362,034
Kaydon Corp.                                                                  8,455                             380,982
Kennametal Inc.                                                               9,848                             267,078
Mueller Industries, Inc.                                                     23,000                             529,230
Nordson Corp.                                                                 6,648                             326,483
Oshkosh Corp.                                                                16,354                             215,219
RBC Bearings Inc.                                                            11,497                             387,334 (a)
The Manitowoc Company, Inc.                                                   2,638                              41,021
Trinity Industries Inc                                                       12,100                             311,333
                                                                                                              4,778,745

MARINE - 0.2%
Genco Shipping & Trading Ltd.                                                 2,950                              98,058
TBS International Ltd.                                                        3,200                              43,072 (a)
                                                                                                                141,130

MEDIA - 2.9%
Arbitron, Inc.                                                               19,536                             873,064
Gray Television, Inc.                                                        45,333                              77,973
Interactive Data Corp.                                                       42,243                           1,065,368
John Wiley & Sons, Inc. (Class A)                                             3,200                             129,440
                                                                                                              2,145,845

METALS & MINING - 1.4%
AMCOL International Corp.                                                     3,600                             112,536
Commercial Metals Co.                                                        25,123                             424,327
Compass Minerals International, Inc.                                          8,066                             422,578
Olympic Steel, Inc.                                                           2,700                              79,623
                                                                                                              1,039,064

MULTI-UTILITIES - 0.4%
OGE Energy Corp.                                                              9,470                             292,434

OFFICE ELECTRONICS - 0.3%
Zebra Technologies Corp. (Class A)                                            7,844                             218,455 (a)

OIL, GAS & CONSUMABLE FUELS - 3.3%
Berry Petroleum Co. (Class A)                                                 5,490                             212,628
BMB Munai, Inc.                                                              24,055                              99,828 (a)
Clayton Williams Energy, Inc.                                                   770                              54,308 (a)
Comstock Resources, Inc.                                                      6,657                             333,183 (a)
Concho Resources, Inc.                                                        2,400                              66,264 (a)
Crosstex Energy, Inc.                                                         3,900                              97,383
CVR Energy, Inc.                                                              6,900                              58,788 (a)
Encore Acquisition Co.                                                        1,249                              52,183 (a)
Goodrich Petroleum Corp.                                                      3,540                             154,309 (a)
James River Coal Co.                                                         11,400                             250,686 (a)
Mariner Energy Inc.                                                           6,438                             131,979 (a)
Petroleum Development Corp.                                                     490                              21,741 (a)
Petroquest Energy, Inc.                                                      16,089                             246,966 (a)
St. Mary Land & Exploration Co.                                              10,175                             362,739
Stone Energy Corp.                                                            1,300                              55,029 (a)
USEC, Inc.                                                                   43,309                             234,302 (a)
                                                                                                              2,432,316

PERSONAL PRODUCTS - 1.0%
American Oriental Bioengineering, Inc.                                       14,423                              93,605 (a)
Bare Escentuals, Inc.                                                        20,175                             219,302 (a)
Chattem, Inc.                                                                 5,973                             466,969 (a)
                                                                                                                779,876

PHARMACEUTICALS - 1.4%
Depomed, Inc.                                                                33,171                             121,074 (a)
KV Pharmaceutical Co. (Class A)                                              27,785                             630,997 (a)
Obagi Medical Products, Inc.                                                  7,105                              70,908 (a)
Sucampo Pharmaceuticals, Inc. (Class A)                                       8,410                              71,737 (a)
The Medicines Co.                                                             6,443                             149,606 (a)
                                                                                                              1,044,322

PROFESSIONAL SERVICES - 1.3%
Administaff, Inc.                                                            11,416                             310,744
CoStar Group, Inc.                                                            7,695                             349,276 (a)
First Advantage Corp. (Class A)                                               9,214                             129,457 (a)
Hudson Highland Group, Inc.                                                   5,887                              40,915 (a)
Kforce, Inc.                                                                  9,214                              94,075 (a)
Spherion Corp.                                                               15,797                              76,931 (a)
                                                                                                              1,001,398

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.8%
BioMed Realty Trust, Inc. (REIT)                                             31,376                             829,895
DCT Industrial Trust, Inc. (REIT)                                            21,651                             162,166
Digital Realty Trust, Inc. (REIT)                                             6,068                             286,713
Federal Realty Investment Trust (REIT)                                        8,180                             700,208
Healthcare Realty Trust Inc. (REIT)                                          18,103                             527,702
Omega Healthcare Investors, Inc. (REIT)                                      42,476                             835,078
FirstService Corp.                                                            9,100                             133,042 (a)
Jones Lang LaSalle Inc.                                                       2,590                             112,613
                                                                                                              3,587,417

ROAD & RAIL - 1.7%
Genesee & Wyoming, Inc. (Class A)                                            18,315                             687,179 (a)
Landstar System, Inc.                                                         4,850                             213,691
Old Dominion Freight Line, Inc.                                              12,876                             364,906 (a)
                                                                                                              1,265,776

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Advanced Energy Industries, Inc.                                              6,000                              82,080 (a)
Applied Micro Circuits Corp.                                                  5,500                              32,890 (a)
Atheros Communications, Inc.                                                  4,000                              94,320 (a)
Ceva, Inc.                                                                    4,407                              36,578 (a)
Diodes Inc.                                                                   1,700                              31,365 (a)
Entegris, Inc.                                                               23,380                             113,159 (a)
Hittite Microwave Corp.                                                       7,300                             245,280 (a)
IXYS Corp.                                                                   11,466                             104,226 (a)
Microsemi Corp.                                                               8,991                             229,091 (a)
MIPS Technologies Inc.                                                       25,485                              89,452 (a)
Omnivision Technologies, Inc.                                                 6,249                              71,301 (a)
Rudolph Technologies, Inc.                                                   23,717                             198,748 (a)
Semtech Corp.                                                                20,535                             286,669 (a)
Silicon Image, Inc.                                                           8,900                              47,526 (a)
Skyworks Solutions, Inc.                                                     15,439                             129,070 (a)
Ultratech, Inc.                                                               2,590                              31,339 (a)
Varian Semiconductor Equipment Associates, Inc.                               2,960                              74,355 (a)
Volterra Semiconductor Corp.                                                  3,515                              44,746 (a)
                                                                                                              1,942,195

SOFTWARE - 5.2%
ACI Worldwide, Inc.                                                           8,103                             141,965 (a)
Blackbaud, Inc.                                                              41,714                             769,623
Blackboard, Inc.                                                              9,785                             394,238 (a)
Concur Technologies, Inc.                                                     5,707                             218,350 (a)
Factset Research Systems, Inc.                                                3,943                             206,022
Jack Henry & Associates, Inc.                                                14,900                             302,917
Micros Systems Inc.                                                          23,125                             616,513 (a)
NetSuite, Inc.                                                                8,500                             153,170 (a)
Opnet Technologies, Inc.                                                      4,422                              53,860 (a)
Parametric Technology Corp.                                                  31,450                             578,680 (a)
SPSS, Inc.                                                                    3,640                             106,870 (a)
Synchronoss Technologies, Inc.                                                5,093                              47,925 (a)
Taleo Corp. (Class A)                                                         6,200                             123,318 (a)
TIBCO Software, Inc.                                                         19,800                             144,936 (a)
Vasco Data Security International, Inc.                                       2,326                              24,097 (a)
                                                                                                              3,882,484

SPECIALTY RETAIL - 3.7%
Aaron Rents, Inc.                                                            27,958                             756,823
Aeropostale, Inc.                                                            31,112                             999,006 (a)
American Eagle Outfitters, Inc.                                               7,630                             116,358
Systemax, Inc.                                                                3,832                              53,878
The Buckle, Inc.                                                              6,926                             384,670
The Wet Seal, Inc. (Class A)                                                 20,931                              75,980 (a)
Tractor Supply Co.                                                            9,097                             382,529 (a)
                                                                                                              2,769,244

TEXTILES APPAREL & LUXURY GOODS - 0.7%
Columbia Sportswear Co.                                                       7,804                             327,456
Deckers Outdoor Corp.                                                           723                              75,250 (a)
Skechers U.S.A. Inc. (Class A)                                                5,200                              87,516 (a)
                                                                                                                490,222

THRIFTS & MORTGAGE FINANCE - 0.3%
Washington Federal, Inc.                                                     12,622                             232,876

TRADING COMPANIES & DISTRIBUTORS - 0.5%
Applied Industrial Technologies, Inc.                                        13,690                             368,672

TOTAL COMMON STOCK                                                                                           71,887,196
(COST $78,261,632)

------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                  17 (l)
  (COST $23)

TOTAL INVESTMENTS IN SECURITIES                                                                              71,887,213
  (COST $78,261,655)

------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.3%
------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  2.11%                                                                                                       3,260,931 (d,o)
  (COST $3,260,931)

TOTAL INVESTMENTS                                                                                            75,148,144
  (COST $81,522,586)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -(0.7) %                                                            (543,049)

                                                                                                           ------------
NET ASSETS  - 100.0%                                                                                       $ 74,605,095
                                                                                                           ============

                            GEI INTERNATIONAL EQUITY

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                               NUMBER OF
                                                                                SHARES                          VALUE
COMMON STOCK - 95.3%
------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.6%
Brambles Ltd.                                                                   47,431                       $   295,411
Paladin Energy Ltd.                                                             51,060                           157,514 (a)
                                                                                                                 452,925

BRAZIL - 1.8%
Cia Vale do Rio Doce ADR                                                        19,131                           338,619 (h)
Petroleo Brasileiro S.A. ADR                                                     4,018                           150,354 (h)
                                                                                                                 488,973

CANADA - 0.9%
Cameco Corp.                                                                     2,173                            47,131
Potash Corporation of Saskatchewan                                               1,480                           191,981
                                                                                                                 239,112

CHINA - 0.1%
China COSCO Holdings Company Ltd.                                               27,500                            25,071

DENMARK - 0.5%
Group 4 Securicor PLC                                                           35,833                           129,877

FINLAND - 1.8%
Nokia Oyj                                                                       27,722                           515,898

FRANCE - 16.6%
Alstom S.A.                                                                      2,136                           161,780 (h)
AXA S.A.                                                                         8,496                           277,489 (h)
BNP Paribas                                                                      8,422                           802,144 (h)
Cie Generale d'Optique Essilor International S.A.                                6,290                           313,453
Credit Agricole S.A.                                                            19,494                           374,611
GDF Suez                                                                         6,243                           324,073
Groupe Danone                                                                   10,232                           724,151 (h)
LVMH Moet Hennessy Louis Vuitton S.A.                                            1,508                           132,097 (h)
Renault S.A.                                                                       271                            17,232 (h)
Total S.A.                                                                       6,811                           412,842
Unibail-Rodamco (REIT)                                                             801                           161,704
Veolia Environnement                                                            12,351                           506,997 (h)
Vinci S.A.                                                                       3,999                           187,996 (h)
Vivendi                                                                          8,052                           251,871
                                                                                                               4,648,440

GERMANY - 9.1%
Adidas AG                                                                        4,082                           217,571
Allianz SE (Regd.)                                                                  75                            10,259
Bayer AG                                                                         7,740                           565,587
Daimler AG (Regd.)                                                               2,258                           111,865
E.ON AG                                                                          9,781                           491,243
Linde AG                                                                         3,631                           386,871
Metro AG                                                                         3,426                           171,417
RWE AG                                                                             945                            89,891
Siemens AG (Regd.)                                                               5,473                           509,363
                                                                                                               2,554,067

GREECE - 0.2%
Hellenic Telecommunications Organization S.A.                                    3,561                            63,866

HONG KONG - 0.4%
Sun Hung Kai Properties Ltd.                                                    11,930                           122,944

INDIA - 1.4%
ICICI Bank Ltd.                                                                 15,531                           180,356
Larsen & Toubro Ltd.                                                             3,933                           206,873
                                                                                                                 387,229

ITALY - 3.4%
Intesa Sanpaolo S.p.A.                                                          59,324                           325,527
Saipem S.p.A.                                                                   12,279                           366,578
UniCredit S.p.A                                                                 68,574                           255,848 (h)
                                                                                                                 947,953

JAPAN - 20.0%
Asahi Glass Company Ltd.                                                        14,003                           123,315
Bank of Yokohama Ltd.                                                           24,506                           121,605
East Japan Railway Co.                                                              58                           433,317
Komatsu Ltd.                                                                     1,811                            29,702
Mitsubishi Estate Company Ltd.                                                  24,982                           493,155
Mitsubishi Heavy Industries Ltd.                                                68,000                           295,885
Mitsubishi UFJ Financial Group, Inc.                                            82,064                           716,899
Nidec Corp.                                                                      2,267                           139,712
Nintendo Company Ltd.                                                              900                           382,440
Nomura Holdings, Inc.                                                           55,899                           730,793
Shiseido Company Ltd.                                                           24,000                           538,404
Sony Financial Holdings Inc.                                                       137                           540,356
Sumitomo Metal Industries Ltd.                                                  87,000                           270,196 (h)
Sumitomo Realty & Development Company Ltd.                                       4,000                            87,271
Toray Industries Inc.                                                           69,999                           329,220 (h)
Toyota Motor Corp.                                                               8,304                           355,652
                                                                                                               5,587,922

MEXICO - 1.1%
America Movil SAB de C.V. ADR (Series L)                                         6,733                           312,142 (h)

NETHERLANDS - 1.4%
Koninklijke Philips Electronics N.V.                                            14,571                           394,464

NORWAY - 2.1%
Acergy S.A.                                                                      8,387                            84,249
Orkla ASA                                                                       13,384                           122,387
Telenor ASA                                                                     30,266                           374,505
                                                                                                                 581,141

RUSSIA - 0.5%
Gazprom OAO ADR                                                                  4,744                           146,827 (h)

SINGAPORE - 1.2%
CapitaLand Ltd.                                                                 43,000                            94,199
Singapore Telecommunications Ltd.                                              105,314                           241,923
                                                                                                                 336,122

SOUTH AFRICA - 1.3%
Anglo Platinum Ltd.                                                                642                            58,566
MTN Group Ltd.                                                                  21,757                           307,126
                                                                                                                 365,692

SOUTH KOREA - 1.2%
KB Financial Group Inc. ADR                                                      1,351                            61,727 (a)
Kookmin Bank                                                                     2,200                            99,470
Samsung Electronics Company Ltd. GDR                                               766                           171,584 (b,h)
                                                                                                                 332,781

SPAIN - 2.2%
ACS Actividades de Construccion y Servicios S.A.                                 2,114                            85,393
Banco Santander S.A. (Regd.)                                                    35,183                           526,365 (h)
                                                                                                                 611,758

SWEDEN - 0.3%
Sandvik AB                                                                       7,690                            80,897

SWITZERLAND - 10.3%
ABB Ltd. (Regd.)                                                                18,781                           364,904
Credit Suisse Group AG (Regd.)                                                   2,861                           133,966
Nestle S.A. (Regd.)                                                             22,639                           980,975
Roche Holding AG                                                                 6,185                           970,758
Swatch Group AG                                                                  1,248                           230,968
Syngenta AG                                                                        857                           181,203
                                                                                                               2,862,774

TAIWAN - 1.2%
Taiwan Semiconductor Manufacturing Company Ltd.                                194,019                           325,715

UNITED KINGDOM - 14.7%
BG Group PLC                                                                    22,112                           402,062
BHP Billiton PLC                                                                18,048                           409,920 (h)
Diageo PLC                                                                      35,575                           608,460
Group 4 Securicor PLC                                                           36,194                           131,224
Lloyds TSB Group PLC                                                           112,516                           453,292 (h)
National Grid PLC                                                               18,173                           231,272
Prudential PLC                                                                  40,384                           369,173 (h)
Rio Tinto PLC (Regd.)                                                            3,188                           200,594
Royal Bank of Scotland Group PLC                                                99,026                           320,276 (h)
Tesco PLC                                                                       50,536                           352,386
Vodafone Group PLC                                                             285,059                           631,161 (h)
                                                                                                               4,109,820

TOTAL COMMON STOCK                                                                                            26,624,410
(COST $31,481,484)

-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
-------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                               12,300                            82,895
  (COST $162,247)

-------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.1%
-------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                               17,075 (l)
  (COST $23,074)

TOTAL INVESTMENTS IN SECURITIES                                                                               26,724,380
  (COST $31,666,805)

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.6%
-------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  2.11%                                                                                                        1,010,484 (d,o)
  (COST $1,010,484)

TOTAL INVESTMENTS                                                                                             27,734,864
  (COST $32,677,289)

OTHER ASSETS AND LIABILITES, NET - 0.7%                                                                          193,728

                                                                                                            ------------
NET ASSETS  - 100.0%                                                                                        $ 27,928,592
                                                                                                            ============

-------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------

The GEI International Equity Fund had the following Short futures contracts open at September 30, 2008 (unaudited):

                                                                                              CURRENT
                                                                         NUMBER OF            NOTIONAL       UNREALIZED
                   DESCRIPTION                      EXPIRATION DATE      CONTRACTS             VALUE        APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                       December 2008           5               $ (215,052)    $     5,492
FTSE 100 Index Futures                               December 2008           1               $  (88,641)    $     2,549
Topix Index Futures                                  December 2008           1               $ (102,294)    $     7,159

                                                                                                            ------------
                                                                                                            $     15,200
                                                                                                            ============

The GEI International Equity was invested in the following sectors at September 30, 2008 (unaudited):

                                                                                                           PERCENTAGE
                                                                                                        (BASED ON MARKET
                                                                                                             VALUE)
-------------------------------------------------------------------------------------------------------------------------

Commercial Banks                                                                                                  15.28%
Food Products                                                                                                      6.15%
Pharmaceuticals                                                                                                    5.54%
Oil, Gas & Consumable Fuels                                                                                        4.75%
Metals & Mining                                                                                                    4.61%
Wireless Telecommunication Services                                                                                4.51%
Insurance                                                                                                          4.32%
Multi-Utilities                                                                                                    4.15%
Chemicals                                                                                                          3.93%
Industrial Conglomerates                                                                                           3.70%
Short-Term Investments                                                                                             3.64%
Capital Markets                                                                                                    3.12%
Real Estate Management & Development                                                                               2.88%
Diversified Telecommunication Services                                                                             2.45%
Beverages                                                                                                          2.19%
Textiles Apparel & Luxury Goods                                                                                    2.09%
Commercial Services & Supplies                                                                                     2.01%
Personal Products                                                                                                  1.94%
Electrical Equipment                                                                                               1.90%
Food & Staples Retailing                                                                                           1.89%
Communications Equipment                                                                                           1.86%
Road & Rail                                                                                                        1.86%
Semiconductors & Semiconductor Equipment                                                                           1.79%
Electric Utilities                                                                                                 1.77%
Automobiles                                                                                                        1.75%
Construction & Engineering                                                                                         1.73%
Energy Equipment & Services                                                                                        1.63%
Machinery                                                                                                          1.47%
Software                                                                                                           1.38%
Healthcare Equipment & Supplies                                                                                    1.13%
Media                                                                                                              0.91%
Real Estate Investment Trusts (Reits)                                                                              0.58%
Electronic Equipment, Instruments & Components                                                                     0.50%
Building Products                                                                                                  0.44%
Marine                                                                                                             0.09%
Other Investments                                                                                                  0.06%

                                                                                                            ------------
                                                                                                                 100.00%
                                                                                                            ============

                              GEI TOTAL RETURN FUND

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNADUITED)

                                                                                  NUMBER OF
                                                                                   SHARES                     VALUE
Domestic Equity - 39.5%
---------------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 0.4%
Alliant Techsystems, Inc.                                                       31,480                     $ 2,957,231 (a)
Hexcel Corp.                                                                   383,014                     5,243,461 (a)
Honeywell International, Inc.                                                   13,043                       541,937
Rockwell Collins, Inc.                                                          39,696                     1,908,981
                                                                                                            10,651,610

BEVERAGES - 1.2%
Pepsi Bottling Group, Inc.                                                     137,409                     4,008,221
PepsiCo, Inc.                                                                  355,461                    25,333,706
                                                                                                            29,341,927

BIOTECHNOLOGY - 2.6%
Amgen, Inc.                                                                    509,467                    30,196,109 (a)
Amylin Pharmaceuticals, Inc.                                                   118,984                     2,405,856 (a)
Genentech, Inc.                                                                230,691                    20,457,678 (a)
Gilead Sciences, Inc.                                                          206,745                     9,423,437 (a)
Vertex Pharmaceuticals Inc.                                                     70,669                     2,349,038 (a)
                                                                                                            64,832,118

CAPITAL MARKETS - 2.1%
Affiliated Managers Group, Inc.                                                 32,678                     2,707,372 (a)
Ameriprise Financial, Inc.                                                      90,732                     3,465,962
Bank of New York Mellon Corp.                                                  103,210                     3,362,582
BlackRock, Inc.                                                                  5,671                     1,103,010
Fortress Investment Group LLC (Class A)                                        130,907                     1,374,524
Goldman Sachs Group, Inc.                                                      150,340                    19,243,520
Greenhill & Company, Inc.                                                       33,581                     2,476,599
State Street Corp.                                                             352,049                    20,024,547 (e)
                                                                                                            53,758,116

CHEMICALS - 0.8%
Intrepid Potash, Inc.                                                           79,579                     2,398,511 (a)
Monsanto Co.                                                                   143,007                    14,154,833
Praxair, Inc.                                                                   40,242                     2,886,961
                                                                                                          19,440,305

COMMERCIAL BANKS - 0.4%
CVB Financial Corp.                                                             78,121                     1,085,882
SunTrust Banks, Inc.                                                            99,329                     4,468,812
US Bancorp.                                                                     81,660                     2,941,393
Zions Bancorporation                                                            28,121                     1,088,283
                                                                                                           9,584,370

COMMERCIAL SERVICES & SUPPLIES - 0.4%
Corrections Corporation of America                                             156,104                     3,879,184 (a)
Iron Mountain, Inc.                                                            256,744                     6,267,121 (a)
                                                                                                          10,146,305

COMMUNICATIONS EQUIPMENT - 2.5%
Cisco Systems, Inc.                                                          1,266,022                    28,561,456 (a,h)
Corning Inc.                                                                   326,152                     5,101,017
Harris Corp.                                                                    23,835                     1,101,177
Juniper Networks, Inc.                                                         127,172                     2,679,514 (a)
QUALCOMM Inc.                                                                  626,649                    26,927,108
                                                                                                          64,370,272

COMPUTERS & PERIPHERALS - 0.4%
Apple, Inc.                                                                      5,671                       644,566 (a)
Dell, Inc.                                                                      82,228                     1,355,117 (a)
Hewlett-Packard Co.                                                             94,703                     4,379,067
International Business Machines Corp.                                           28,922                     3,382,717
                                                                                                           9,761,467

CONSTRUCTION MATERIALS - 0.0%*
Vulcan Materials Co.                                                             5,671                       422,490

CONSUMER FINANCE - 0.1%
American Express Co.                                                            42,528                     1,506,767

DIVERSIFIED FINANCIAL SERVICES - 1.2%
Bank of America Corp.                                                           51,040                     1,786,400
Citigroup, Inc.                                                                 79,394                     1,628,371
CME Group Inc.                                                                  43,035                    15,987,933
JP Morgan Chase & Co.                                                          253,113                    11,820,377
                                                                                                          31,223,081

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
AT&T, Inc.                                                                      31,190                       870,825
Verizon Communications, Inc.                                                    93,568                     3,002,597
                                                                                                           3,873,422

ELECTRIC UTILITIES - 0.6%
American Electric Power Company, Inc.                                           94,136                     3,485,856
Edison International                                                            76,557                     3,054,624
FirstEnergy Corp.                                                               14,178                       949,784
ITC Holdings Corp.                                                              91,876                     4,756,421
Northeast Utilities                                                             73,698                     1,890,354
                                                                                                          14,137,039

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
Cogent, Inc.                                                                   140,142                     1,432,251 (a)
Mettler Toledo International, Inc.                                              23,737                     2,326,226 (a)
Molex Inc. (Class A)                                                           334,314                     6,957,074
                                                                                                          10,715,551

ENERGY EQUIPMENT & SERVICES - 2.2%
Dresser-Rand Group, Inc.                                                        81,835                     2,575,347 (a)
Halliburton Co.                                                                 78,256                     2,534,712
HIS, Inc. (Class A)                                                             39,690                     1,890,832 (a)
Nabors Industries Ltd.                                                          34,026                       847,928 (a)
National Oilwell Varco, Inc.                                                    17,012                       854,513 (a)
Schlumberger Ltd.                                                              261,335                    20,407,650
Transocean, Inc.                                                               216,145                    23,741,366
Weatherford International Ltd.                                                  93,394                     2,347,925 (a)
                                                                                                          55,200,273

FOOD & STAPLES RETAILING - 0.1%
Wal-Mart Stores, Inc.                                                           34,026                     2,037,817

FOOD PRODUCTS - 0.6%
General Mills, Inc.                                                             68,239                     4,689,384
Kraft Foods, Inc. (Class A)                                                     34,027                     1,114,384
McCormick & Company, Inc.                                                      212,654                     8,176,546
                                                                                                          13,980,314

HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Baxter International, Inc.                                                       6,807                       446,743
Boston Scientific Corp.                                                        252,353                     3,096,371 (a)
Covidien Ltd.                                                                   12,478                       670,817
DENTSPLY International, Inc.                                                    80,815                     3,033,795
Gen-Probe Inc.                                                                  43,735                     2,320,142 (a)
Hologic, Inc.                                                                  548,391                    10,600,398 (a)
Masimo Corp.                                                                   141,994                     5,282,177 (a)
Medtronic, Inc.                                                                295,426                    14,800,843
Resmed, Inc.                                                                   201,766                     8,675,938 (a)
                                                                                                          48,927,224

HEALTH CARE PROVIDERS & SERVICES - 1.1%
Aetna, Inc.                                                                    184,046                     6,645,901
Cardinal Health, Inc.                                                           37,995                     1,872,394
McKesson Corp.                                                                  56,709                     3,051,511
Psychiatric Solutions, Inc.                                                    121,581                     4,613,999 (a)
UnitedHealth Group, Inc.                                                       471,115                    11,961,610
                                                                                                          28,145,415

HOTELS RESTAURANTS & LEISURE - 0.7%
Carnival Corp.                                                                 318,772                    11,268,590
Darden Restaurants, Inc.                                                        45,368                     1,298,886
Life Time Fitness, Inc.                                                         71,688                     2,241,684 (a)
Penn National Gaming, Inc.                                                      49,403                     1,312,638 (a)
The Cheesecake Factory                                                          96,987                     1,417,950 (a)
                                                                                                          17,539,748

HOUSEHOLD PRODUCTS - 0.7%
Clorox Co.                                                                      62,379                     3,910,540
Kimberly-Clark Corp.                                                           140,772                     9,127,657
Procter & Gamble Co.                                                            49,904                     3,477,810
                                                                                                          16,516,007

INDUSTRIAL CONGLOMERATES - 0.8%
McDermott International, Inc.                                                   48,328                     1,234,780 (a)
Textron, Inc.                                                                  626,037                    18,330,364
                                                                                                          19,565,144

INSURANCE - 1.3%
ACE Ltd.                                                                       132,039                     7,147,271
Allstate Corp.                                                                  28,354                     1,307,686
AON Corp.                                                                       57,843                     2,600,621
Chubb Corp.                                                                     50,470                     2,770,803
HCC Insurance Holdings, Inc.                                                   336,711                     9,091,197
Marsh & McLennan Companies, Inc.                                                28,922                       918,563
MetLife, Inc.                                                                  136,973                     7,670,488
Prudential Financial, Inc.                                                      32,878                     2,367,216
                                                                                                          33,873,845

INTERNET SOFTWARE & SERVICES - 0.5%
Equinix, Inc.                                                                    6,057                       420,719 (a)
Google, Inc. (Class A)                                                          25,674                    10,282,950 (a)
MercadoLibre, Inc.                                                              83,808                     1,705,493 (a)
                                                                                                          12,409,162

IT SERVICES - 2.0%
Affiliated Computer Services, Inc. (Class A)                                    90,740                     4,594,166 (a)
Automatic Data Processing, Inc.                                                160,911                     6,878,945
Cognizant Technology Solutions Corp. (Class A)                                 176,810                     4,036,572 (a)
DST Systems, Inc.                                                               35,985                     2,014,800 (a)
Fidelity National Information Services, Inc.                                   107,980                     1,993,311
Lender Processing Services, Inc.                                                34,830                     1,063,012
NeuStar, Inc. (Class A)                                                         98,708                     1,963,302 (a)
Paychex, Inc.                                                                  410,164                    13,547,717
Western Union Co.                                                              583,217                    14,387,964
                                                                                                          50,479,789

LIFE SCIENCES TOOLS & SERVICES - 0.2%
Thermo Fisher Scientific, Inc.                                                 110,223                     6,062,265 (a)

MACHINERY - 0.5%
Deere & Co.                                                                     35,725                     1,768,388
Eaton Corp.                                                                     23,817                     1,338,039
Harsco Corp.                                                                    88,822                     3,303,290
ITT Corp.                                                                       69,123                     3,843,930
Joy Global, Inc.                                                                58,317                     2,632,429
                                                                                                          12,886,076

MEDIA - 2.6%
Comcast Corp. (Class A)                                                      1,295,153                    25,540,418
Interpublic Group of Companies, Inc.                                           107,750                       835,062 (a)
Liberty Global, Inc. (Series C)                                                267,378                     7,510,648 (a)
Liberty Media Corp - Entertainment (Series A)                                  419,023                    10,463,004 (a)
Omnicom Group, Inc.                                                            293,483                    11,316,704
Regal Entertainment Group (Class A)                                            187,391                     2,957,030
The Walt Disney Co.                                                             37,994                     1,166,036
Time Warner, Inc.                                                              331,743                     4,349,151
Viacom, Inc. (Class B)                                                         103,777                     2,577,821 (a)
                                                                                                          66,715,874

METALS & MINING - 0.3%
Alcoa, Inc.                                                                     43,104                       973,288
Allegheny Technologies Inc.                                                    211,222                     6,241,610
Freeport-McMoRan Copper & Gold, Inc.                                            22,684                     1,289,585
                                                                                                           8,504,483

MULTILINE RETAIL - 0.4%
Kohl's Corp.                                                                   135,652                     6,250,844 (a)
Target Corp.                                                                    75,419                     3,699,302
                                                                                                           9,950,146

MULTI-UTILITIES - 0.3%
Dominion Resources, Inc.                                                        93,569                     4,002,882
DTE Energy Co.                                                                  39,909                     1,601,149
SCANA Corp.                                                                     48,687                     1,895,385
                                                                                                           7,499,416

OIL, GAS & CONSUMABLE FUELS - 1.7%
Apache Corp.                                                                    40,599                     4,233,664
ConocoPhillips                                                                  22,116                     1,619,997
Devon Energy Corp.                                                               9,074                       827,549
Exxon Mobil Corp.                                                              196,652                    15,271,994 (h)
Hess Corp.                                                                      49,202                     4,038,500
Marathon Oil Corp.                                                             256,388                    10,222,190
Peabody Energy Corp.                                                            42,496                     1,912,320
Southwestern Energy Co.                                                         97,692                     2,983,514 (a)
Sunoco, Inc.                                                                    32,306                     1,149,447
Valero Energy Corp.                                                             62,379                     1,890,084
                                                                                                          44,149,259

PERSONAL PRODUCTS - 0.6%
Alberto-Culver Co.                                                             352,668                     9,606,676
The Estee Lauder Cos. Inc. (Class A)                                            93,023                     4,642,778
                                                                                                          14,249,454

PHARMACEUTICALS - 1.2%
Abbott Laboratories                                                            244,950                    14,104,221 (h)
Bristol-Myers Squibb Co.                                                       212,659                     4,433,940
Johnson & Johnson                                                               12,476                       864,337
Merck & Company, Inc.                                                           47,634                     1,503,329
Pfizer, Inc.                                                                   277,878                     5,124,070
Wyeth                                                                          100,373                     3,707,779
                                                                                                          29,737,676

PROFESSIONAL SERVICES - 0.1%
Monster Worldwide, Inc.                                                        162,437                     2,421,936 (a)

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
Douglas Emmett, Inc. (REIT)                                                     88,319                     2,037,519
Prologis (REIT)                                                                 43,411                     1,791,572
                                                                                                           3,829,091

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                         632,060                     8,450,642 (a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Analog Devices, Inc.                                                            48,203                     1,270,149
Hittite Microwave Corp.                                                         84,803                     2,849,381 (a)
Intel Corp.                                                                    963,527                    18,046,861 (h)
Lam Research Corp.                                                              45,367                     1,428,607 (a)
Marvell Technology Group Ltd.                                                  143,849                     1,337,796 (a)
Maxim Integrated Products, Inc.                                                 87,264                     1,579,478
Microchip Technology Inc.                                                       11,342                       333,795
National Semiconductor Corp.                                                    59,544                     1,024,752
Texas Instruments Inc.                                                         120,789                     2,596,964
                                                                                                          30,467,783

SOFTWARE - 2.1%
Activision Blizzard, Inc.                                                      279,606                     4,314,321 (a)
Blackboard, Inc.                                                                51,766                     2,085,652 (a)
Citrix Systems, Inc.                                                            95,908                     2,422,636 (a)
Intuit, Inc.                                                                   434,147                    13,723,387 (a)
Macrovision Solutions Corp.                                                    253,270                     3,895,293 (a)
Microsoft Corp.                                                                903,011                    24,101,363 (h)
Oracle Corp.                                                                   141,768                     2,879,308 (a)
                                                                                                          53,421,960

SPECIALTY RETAIL - 1.3%
Bed Bath & Beyond, Inc.                                                        602,242                    18,916,421 (a,h)
Lowe's Companies, Inc.                                                         508,923                    12,056,386
O'Reilly Automotive, Inc.                                                      114,036                     3,052,744 (a)
                                                                                                        34,025,551

TEXTILES APPAREL & LUXURY GOODS - 0.1%
Coach, Inc.                                                                     80,246                     2,009,360 (a)

TOBACCO - 0.1%
Altria Group, Inc.                                                             133,268                     2,644,037

WATER UTILITIES - 0.1%
American Water Works Company, Inc.                                             121,112                     2,603,908

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. (Class A)                                                  86,329                     3,105,254 (a)
NII Holdings, Inc. (Class B)                                                   569,431                    21,592,823 (a)
Syniverse Holdings, Inc.                                                       111,773                     1,856,550 (a)
                                                                                                          26,554,627

TOTAL DOMESTIC EQUITY                                                                                    998,623,122
  (COST $1,114,237,190)

-----------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 23.9%
-----------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 23.7%

AEROSPACE & DEFENSE - 0.3%
CAE, Inc.                                                                      903,815                     7,225,760
Elbit Systems Ltd.                                                              15,144                       790,639
                                                                                                           8,016,399

AUTOMOBILES - 0.4%
Daimler AG (Regd.)                                                              42,009                     2,081,203
Renault S.A.                                                                     5,037                       320,286
Toyota Motor Corp.                                                             154,388                     6,612,282
                                                                                                           9,013,771

BEVERAGES - 0.5%
Coca-Cola Icecek AS (Class C)                                                   50,721                       404,854
Diageo PLC                                                                     661,978                    11,322,199
                                                                                                          11,727,053

BIOTECHNOLOGY - 0.0%*
WuXi PharmaTech Cayman, Inc. ADR                                                21,906                       288,064 (a)

BUILDING PRODUCTS - 0.1%
Asahi Glass Company Ltd.                                                       260,005                     2,289,696

CAPITAL MARKETS - 0.7%
Credit Suisse Group AG (Regd.)                                                  53,227                     2,492,345
Dubai Islamic Bank                                                             338,777                       532,259
Egyptian Financial Group-Hermes Holding                                         74,047                       455,412
Nomura Holdings, Inc.                                                        1,041,495                    13,615,945
Woori Investment & Securities Company Ltd.                                      34,590                       541,414
                                                                                                          17,637,375

CHEMICALS - 0.9%
Israel Chemicals Ltd.                                                           24,293                       339,615
Linde AG                                                                        67,559                     7,198,192
Makhteshim-Agan Industries Ltd.                                                104,586                       660,068
Potash Corporation of Saskatchewan                                              27,513                     3,570,322
Sinofert Holdings Ltd.                                                       1,315,469                       663,186
Syngenta AG                                                                     15,941                     3,370,545
Taiwan Fertilizer Company Ltd.                                                 185,000                       345,906
Toray Industries Inc.                                                        1,308,998                     6,156,498
                                                                                                          22,304,332

COMMERCIAL BANKS - 3.4%
Akbank TAS                                                                     154,267                       788,843
Banco do Brasil S.A.                                                            76,292                       899,786
Banco Santander Chile S.A. ADR                                                  19,596                       838,513
Banco Santander S.A. (Regd.)                                                   654,671                     9,794,381
Bank of Yokohama Ltd.                                                          470,012                     2,332,326
BNP Paribas                                                                    156,702                    14,924,911
Chinatrust Financial Holding Company Ltd.                                      119,120                        65,438
Credit Agricole S.A.                                                           361,521                     6,947,258
ICICI Bank Ltd.                                                                322,701                     3,747,403
Industrial & Commercial Bank of China                                          852,576                       515,326
Intesa Sanpaolo S.p.A.                                                       1,103,875                     6,057,262
Kookmin Bank                                                                    85,271                     3,855,431 (s)
Lloyds TSB Group PLC                                                         2,093,672                     8,434,749
Metropolitan Bank & Trust                                                      523,700                       380,680
Mitsubishi UFJ Financial Group, Inc.                                         1,527,703                    13,345,793
Royal Bank of Scotland Group PLC                                             1,834,201                     5,932,280
Siam Commercial Bank PCL                                                       389,700                       765,811
Standard Bank Group Ltd.                                                        41,899                       481,782
State Bank of India Ltd.                                                         7,444                       236,954
State Bank of India Ltd. GDR                                                     5,284                       319,682
UniCredit S.p.A                                                              1,275,983                     4,760,663
Woori Finance Holdings Company Ltd.                                             30,490                       313,033
                                                                                                          85,738,305

COMMERCIAL SERVICES & SUPPLIES - 0.4%
Brambles Ltd.                                                                  882,582                     5,496,913
Group 4 Securicor PLC                                                          666,763                     2,416,691
Group 4 Securicor PLC                                                          673,489                     2,441,789
                                                                                                          10,355,393

COMMUNICATIONS EQUIPMENT - 1.0%
Nokia Oyj                                                                      514,977                     9,583,567
Research In Motion Ltd.                                                        245,175                    16,745,452 (a)
ZTE Corp.                                                                       15,948                        60,412
                                                                                                          26,389,431

COMPUTERS & PERIPHERALS - 0.0%*
Asustek Computer Inc.                                                          250,731                       496,747

CONSTRUCTION & ENGINEERING - 0.5%
ACS Actividades de Construccion y Servicios S.A.                                39,332                     1,588,777
China Communications Construction Company Ltd.                                 545,080                       478,576
Doosan Heavy Industries and Construction Company Ltd.                           10,450                       780,557
Empresas ICA SAB de C.V.                                                       175,756                       508,677 (a)
Hyundai Development Co.                                                         12,364                       461,833
IVRCL Infrastructures & Projects Ltd.                                           53,140                       270,438
Larsen & Toubro Ltd.                                                            80,796                     4,249,803
Vinci S.A.                                                                      74,416                     3,498,345
                                                                                                          11,837,006

CONSUMER FINANCE - 0.0%*
Tisco Bank PCL                                                                 510,830                       206,800
Tisco Bank PCL NVDR                                                              6,193                         2,849
                                                                                                             209,649

DIVERSIFIED FINANCIAL SERVICES - 0.0%*
Kotak Mahindra Bank Ltd.                                                        47,539                       568,620

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Hellenic Telecommunications Organization S.A.                                   66,250                     1,188,177
Singapore Telecommunications Ltd.                                            1,959,003                     4,500,151
Telekomunikasi Indonesia Tbk PT (Series B)                                     696,000                       519,863
Telenor ASA                                                                    565,157                     6,993,131
                                                                                                          13,201,322

ELECTRIC UTILITIES - 0.4%
CEZ                                                                              7,060                       441,251
E.ON AG                                                                        182,004                     9,141,013
                                                                                                           9,582,264

ELECTRICAL EQUIPMENT - 0.6%
ABB Ltd. (Regd.)                                                               349,478                     6,790,148
ABB Ltd. ADR                                                                    83,361                     1,617,203
Alstom S.A.                                                                     39,729                     3,009,055
China High Speed Transmission Equipment Group Company Ltd.                     375,000                       686,368
Suntech Power Holdings Company Ltd. ADR                                         67,443                     2,419,180 (a)
Zhuzhou CSR Times Electric Company Ltd.                                        254,000                       180,902
                                                                                                            14,702,856

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Delta Electronics Inc.                                                         294,991                       773,520
HON HAI Precision Industry Company Ltd.                                        156,676                       561,750
Nidec Corp.                                                                     42,371                     2,611,275
Unimicron Technology Corp.                                                     345,060                       279,053
                                                                                                           4,225,598

ENERGY EQUIPMENT & SERVICES - 0.4%
Acergy S.A.                                                                    154,649                     1,553,475
CAT Oil AG                                                                      21,223                        97,212 (a)
Saipem S.p.A.                                                                  228,474                     6,820,885
Tesco Corp.                                                                     90,102                     1,886,736 (a)
                                                                                                          10,358,308

FOOD & STAPLES RETAILING - 0.4%
Metro AG                                                                        63,748                     3,189,570
Shinsegae Company Ltd.                                                             640                       302,068
Tesco PLC                                                                      940,350                     6,557,035
                                                                                                          10,048,673

FOOD PRODUCTS - 1.4%
Groupe Danone                                                                  190,392                    13,474,644
IOI Corp.                                                                      427,550                       526,938
Nestle S.A. (Regd.)                                                            419,107                    18,160,413
Nestle S.A. ADR                                                                 52,172                     2,232,962
Perdigao S.A.                                                                   30,100                       567,998
Uni-President Enterprises Corp.                                                664,650                       600,523
Want Want China Holdings Ltd.                                                1,005,000                       366,964
                                                                                                          35,930,442

HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Cie Generale d'Optique Essilor International S.A.                              117,043                     5,832,671

HOTELS RESTAURANTS & LEISURE - 0.0%*
AGTech Holdings Ltd.                                                         2,421,779                        78,891 (a)
Alsea SAB de C.V.                                                              376,203                       284,188 (a)
China Travel International Inv.                                              1,688,063                       383,615
                                                                                                             746,694

HOUSEHOLD DURABLES - 0.1%
Gafisa S.A.                                                                     38,575                       481,950
Urbi Desarrollos Urbanos SAB DE C.V.                                           190,237                       442,029 (a)
                                                                                                             923,979

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
Energy Development Corp.                                                       3,935,985                     342,829
Huaneng Power International, Inc.                                              1,186,000                     788,559
                                                                                                           1,131,388

INDUSTRIAL CONGLOMERATES - 0.8%
Enka Insaat ve Sanayi AS                                                          79,830                     538,550
Koninklijke Philips Electronics N.V.                                             271,123                   7,339,804
Murray & Roberts Holdings Ltd.                                                    83,397                     979,919
Orkla ASA                                                                        249,044                   2,277,324
Siemens AG (Regd.)                                                               101,838                   9,477,887
                                                                                                          20,613,484

INSURANCE - 0.9%
Allianz SE (Regd.)                                                                 1,404                     192,055
AXA S.A.                                                                         158,085                   5,163,234
China Life Insurance Company Ltd.                                                157,689                     587,486
Prudential PLC                                                                   751,456                   6,869,486
Samsung Fire & Marine Insurance Company Ltd.                                       3,700                     647,707
Sony Financial Holdings Inc.                                                       2,557                  10,085,325
                                                                                                          23,545,293

INTERNET SOFTWARE & SERVICES - 0.2%
Baidu.com ADR                                                                     18,399                   4,567,184 (a)

MACHINERY - 0.4%
China South Locomotive and Rolling Stock Corp.                                   932,000                     354,106 (a)
Hyunjin Materials Company Ltd.                                                    22,560                     658,567
Komatsu Ltd.                                                                      34,075                     558,857
Mitsubishi Heavy Industries Ltd.                                               1,268,000                   5,517,394
Sandvik AB                                                                       143,461                   1,509,180
United Tractors Tbk PT                                                           646,650                     637,605
                                                                                                           9,235,709

MARINE - 0.0%*
China COSCO Holdings Company Ltd.                                                524,000                     477,720
Pacific Basin Shipping Ltd.                                                      304,618                     253,277
                                                                                                             730,997

MEDIA - 0.3%
Focus Media Holding Ltd. ADR                                                      84,071                   2,396,864 (a)
Vivendi                                                                          149,824                   4,686,579
                                                                                                           7,083,443

METALS & MINING - 1.2%
Anglo Platinum Ltd.                                                             17,289                     1,577,174
Barrick Gold Corp.                                                              96,402                     3,541,809
BHP Billiton PLC                                                               335,834                     7,627,726
Cia Vale do Rio Doce ADR                                                       376,787                     6,669,130
Eurasian Natural Resources Corp.                                                28,575                       260,879
New World Resources N.V. (Class A)                                              47,463                       592,697
POSCO                                                                            2,710                     1,016,628
Rio Tinto PLC (Regd.)                                                           59,288                     3,730,497
Sterlite Industries India Ltd. ADR                                              63,700                       573,937
Sumitomo Metal Industries Ltd.                                               1,599,000                     4,966,012
                                                                                                            30,556,489

MULTI-UTILITIES - 0.9%
GDF Suez                                                                       116,158                     6,029,749
National Grid PLC                                                              338,156                     4,303,350
RWE AG                                                                          17,580                     1,672,267
Veolia Environnement                                                           229,824                     9,434,065
                                                                                                            21,439,431

OIL, GAS & CONSUMABLE FUELS - 1.5%
BG Group PLC                                                                   411,444                     7,481,269
Cameco Corp.                                                                    40,436                       877,026
China Petroleum & Chemical Corp.                                             1,221,941                       964,456
China Shenhua Energy Company Ltd.                                              212,500                       521,279
CNOOC Ltd.                                                                     380,000                       426,918
Gazprom OAO ADR                                                                151,493                     4,688,708
LUKOIL ADR                                                                      11,205                       658,854
Paladin Energy Ltd.                                                            950,092                     2,930,928 (a)
PetroChina Company Ltd.                                                        284,000                       294,838
Petroleo Brasileiro S.A. ADR                                                   139,485                     5,219,528
Reliance Industries Ltd.                                                         7,588                       318,186
Suncor Energy, Inc.                                                            160,465                     6,761,995
Total S.A.                                                                     126,733                     7,681,791
                                                                                                          38,825,776

PAPER & FOREST PRODUCTS - 0.0%*
China Grand Forestry Green Resources Group Ltd.                              3,598,369                       184,718 (a)

PERSONAL PRODUCTS - 0.4%
Shiseido Company Ltd.                                                          444,000                     9,960,473

PHARMACEUTICALS - 1.2%
Bayer AG                                                                       144,028                    10,524,593
Roche Holding AG                                                               115,089                    18,063,640
Teva Pharmaceutical Industries Ltd. ADR                                         34,325                     1,571,742
Yuhan Corp.                                                                      2,399                       430,259
                                                                                                            30,590,234

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Unibail-Rodamco (REIT)                                                          14,914                     3,010,801

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
CapitaLand Ltd.                                                                799,000                     1,750,354
Emaar Properties                                                               290,601                       586,711
Hung Poo Real Estate Development Corp.                                         506,888                       329,718
Mitsubishi Estate Company Ltd.                                                 460,982                     9,099,973
Sumitomo Realty & Development Company Ltd.                                      79,000                     1,723,599
Sun Hung Kai Properties Ltd.                                                   214,476                     2,210,269
                                                                                                            15,700,624

ROAD & RAIL - 0.3%
East Japan Railway Co.                                                           1,088                     8,128,426

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
MediaTek Inc.                                                                   50,957                       528,943
Samsung Electronics Company Ltd.                                                10,560                     4,839,156
Taiwan Semiconductor Manufacturing Company Ltd.                              3,791,231                     6,364,634
Taiwan Semiconductor Manufacturing Company Ltd. ADR                            192,810                     1,806,630
                                                                                                            13,539,363

SOFTWARE - 0.3%
Nintendo Company Ltd.                                                           17,598                     7,477,969

TEXTILES APPAREL & LUXURY GOODS - 0.4%
Adidas AG                                                                       75,966                     4,049,004
LVMH Moet Hennessy Louis Vuitton S.A.                                           28,061                     2,458,066
Swatch Group AG                                                                 23,221                     4,297,519
                                                                                                            10,804,589

TOBACCO - 0.0%*
ITC Ltd.                                                                       200,977                       810,632

WATER UTILITIES - 0.0%*
Pan Asia Environmental Protection Group Ltd.                                 1,316,000                       197,270

WIRELESS TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de C.V. ADR (Series L)                                       154,235                     7,150,335
Bharti Airtel Ltd.                                                              59,850                     1,015,336 (a)
China Mobile Ltd.                                                               85,474                       856,306
Mobile Telesystems OJSC ADR                                                      7,555                       423,156
MTN Group Ltd.                                                                 508,457                     7,177,472
Orascom Telecom Holding SAE                                                     55,555                       401,929
Philippine Long Distance Telephone Co.                                           3,240                       186,515
Turkcell Iletisim Hizmet AS ADR                                                 41,593                       623,479
Vodafone Group PLC                                                           5,304,285                    11,744,438
Vodafone Group PLC ADR                                                          45,367                     1,002,611
                                                                                                            30,581,577

TOTAL COMMON STOCK                                                                                         601,140,518
  (COST $720,179,878)

-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
-----------------------------------------------------------------------------------------------------------------------

MEDIA - 0.0%*
NET Servicos de Comunicacao S.A.                                                43,632                       367,115 (a)

METALS & MINING - 0.1%
Cia Vale do Rio Doce                                                            99,103                     1,680,530

OIL, GAS & CONSUMABLE FUELS - 0.0%*
Petroleo Brasileiro S.A.                                                        11,796                       214,645

ROAD & RAIL - 0.1%
All America Latina Logistica S.A.                                              288,600                     1,944,996

TOTAL PREFERRED STOCK                                                                                        4,207,286
(COST $5,440,682)

TOTAL FOREIGN EQUITY                                                                                       605,347,804
(COST $725,620,560)

                                                                             PRINCIPAL
                                                                              AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 26.2%
-----------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 4.5%
U.S. Treasury Bonds
  4.38%                                      02/15/38                      $13,550,600                  $ 13,723,153 (j)
  4.50%                                      05/15/38                        6,963,000                     7,188,211 (j)
U.S. Treasury Notes
  2.88%                                       06/30/10                      14,500,000                    14,739,018
  3.13%                                       08/31/13                      45,334,000                    45,681,077 (j)
  3.50%                                       02/15/18                         238,800                       234,173 (j)
  3.63%                                       10/31/09                       7,605,000                     7,747,001 (j)
  4.00%                                       08/15/18                       5,701,000                     5,782,063 (j)
  4.63%                                       11/15/09 - 10/31/11           17,235,000                    17,783,283
                                                                                                           112,877,979

FEDERAL AGENCIES - 2.2%
Federal Home Loan Banks
  5.00%                                       11/17/17                       2,400,000                     2,418,883
Federal Home Loan Mortgage Corp.
  4.13%                                       12/21/12 - 09/27/13           14,276,000                    14,395,756
  4.88%                                       02/09/10                       9,610,000                     9,825,149
  5.13%                                       11/17/17                      11,500,000                    11,850,854
Federal National Mortgage Assoc.
  3.63%                                       02/12/13                       3,256,000                     3,223,101
  3.88%                                       07/12/13                      13,796,000                    13,761,731
                                                                                                            55,475,474

AGENCY MORTGAGE BACKED - 10.5%
Federal Home Loan Mortgage Corp.
  4.50%                                       06/01/33 - 02/01/35              258,065                       244,563 (h)
  5.00%                                       07/01/35 - 10/01/35            7,244,773                     7,068,388 (h)
  5.50%                                       05/01/20 - 03/01/38            5,732,964                     5,709,516 (h)
  6.00%                                       04/01/17 - 11/01/37            5,202,846                     5,272,842 (h)
  6.50%                                       01/01/27 - 08/01/36              822,525                       845,981 (h)
  7.00%                                       10/01/25 - 08/01/36              260,326                       272,006 (h)
  7.50%                                       11/01/09 - 09/01/33               33,088                        35,835 (h)
  8.00%                                       01/01/30 - 11/01/30               14,014                        15,200 (h)
  9.00%                                       10/01/25                             591                           658 (h)
  5.50%                                       TBA                           29,115,000                    28,960,341 (c)
Federal National Mortgage Assoc.
  4.00%                                       05/01/19 - 06/01/19              218,187                       208,773 (h)
  4.50%                                       05/01/18 - 02/01/35            1,590,497                     1,539,518 (h)
  5.00%                                       07/01/20 - 08/01/35            4,195,775                     4,098,149 (h)
  5.25%                                       04/01/37                         553,996                       556,190 (i)
  5.47%                                       04/01/37                          35,868                        36,110 (i)
  5.50%                                       04/01/14 - 04/01/38           13,529,982                    13,510,452 (h)
  5.51%                                       04/01/37                         507,436                       512,396 (i)
  5.52%                                       04/01/37                         199,958                       201,942 (i)
  5.54%                                       04/01/37                         473,557                       478,335 (i)
  5.59%                                       04/01/37                         602,734                       609,957 (i)
  5.62%                                       03/01/37                          44,909                        45,310 (i)
  5.68%                                       05/01/37                         357,425                       361,364 (i)
  5.70%                                       04/01/37                         433,874                       439,427 (i)
  5.71%                                       04/01/37                         224,744                       227,802 (i)
  6.00%                                       09/01/19 - 03/01/38           16,776,795                    17,015,361 (h)
  6.01%                                       10/01/37                         971,075                       984,631 (i)
  6.50%                                       09/01/17 - 08/01/36            2,023,007                     2,083,782 (h)
  7.00%                                       04/01/17 - 06/01/36              350,117                       367,064 (h)
  7.50%                                       12/01/09 - 03/01/34               80,684                        86,420 (h)
  8.00%                                       12/01/11 - 11/01/33               28,369                        30,463 (h)
  8.50%                                       06/01/30                             186                           205 (h)
  9.00%                                       06/01/09 - 12/01/22                7,735                         8,328 (h)
  5.00%                                       TBA                           32,690,000                    32,239,025 (c)
  5.50%                                       TBA                           87,669,000                    87,479,283 (c)
  6.00%                                       TBA                           35,532,000                    35,992,620 (c)
  6.50%                                       TBA                           15,044,000                    15,396,601 (c)
  7.00%                                       TBA                            1,675,000                     1,749,852 (c)
Government National Mortgage Assoc.
  4.50%                                       08/15/33 - 09/15/34              404,472                       386,821 (h)
  6.00%                                       04/15/27 - 09/15/36              590,469                       600,868 (h)
  6.50%                                       06/15/34                          17,874                        18,354 (h,p)
  6.50%                                       04/15/24 - 09/15/36              544,892                       559,604 (h)
  7.00%                                       06/15/34                          10,254                        10,762 (h,p)
  7.00%                                       03/15/12 - 10/15/36              479,359                       501,232 (h)
  8.00%                                       03/15/30                           3,311                         3,634 (h)
  9.00%                                       11/15/16 - 12/15/21               16,463                        18,003 (h)
                                                                                                         266,783,968

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp.
  4.00%                                       06/15/36                      11,923,026                       977,193 (g,i,r)
  4.16%                                       05/15/36 - 11/15/36            5,548,996                       417,295 (g,i,r)
  4.26%                                       05/15/37                       2,595,801                       231,748 (g,i,r)
  4.50%                                       04/15/13 - 03/15/19              266,161                        19,684 (g,h,r)
  4.51%                                       02/15/38                       2,648,384                       250,653 (g,i,r)
  4.81%                                       09/15/35                       2,140,153                       231,904 (g,i,r)
  5.00%                                       04/15/14 - 12/01/34            5,346,581                     1,202,387 (g,h,r)
  5.00%                                       05/15/38                         554,593                       470,755
  5.50%                                       04/15/17 - 06/15/33              169,665                        28,322 (g,h,r)
  7.13%                                       12/15/33                          45,000                        38,667 (h,i)
  7.50%                                       01/15/16                           5,768                         5,959 (h)
  7.50%                                       07/15/27                           5,233                         1,142 (g,h,r)
  8.00%                                       02/01/23 - 07/01/24                3,565                           883 (g,h,r)
  15.33%                                      11/15/37                       1,321,890                       810,435 (d,f)
  32.25%                                      09/25/43                         353,570                         2,743 (d,g,h,i,r)
Federal Home Loan Mortgage STRIPS
  5.18%                                       08/01/27                             830                           694 (d,f,h)
Federal National Mortgage Assoc.
  1.19%                                       12/25/42                         188,685                         6,842 (g,h,i,r)
  3.24%                                       05/25/37                       6,745,233                       582,264 (g,i,r)
  3.29%                                       04/25/38                       3,168,073                       256,643 (g,i,r)
  3.54%                                       10/25/35                       5,146,184                       529,738 (g,i,r)
  4.39%                                       09/25/42                         188,944                        17,872 (g,h,i,r)
  4.49%                                       08/25/16                          48,062                         2,596 (g,h,i,r)
  4.50%                                       05/25/18                          84,982                         5,471 (g,h,r)
  4.75%                                       11/25/14                          18,029                           698 (g,h,r)
  5.00%                                       02/25/32                       1,946,319                       273,916 (g,h,r)
  5.00%                                       10/25/35 - 08/25/38            1,434,653                     1,233,177
  5.50%                                       01/25/33                         623,797                       585,805
  8.00%                                       07/25/14                           3,816                         3,822 (h)
Federal National Mortgage Assoc. (Class 1)
  4.50%                                       09/01/35 - 01/01/36            4,432,021                     1,111,882 (g,r)
  5.00%                                       05/25/38                       1,459,722                       371,258 (g,r)
Federal National Mortgage Assoc. (Class 2)
  5.00%                                       09/01/33 - 03/25/38            3,825,518                       882,278 (g,r)
  5.50%                                       12/01/33 - 01/25/36            2,042,939                       447,823 (g,r)
Federal National Mortgage Assoc. REMIC
  4.50%                                       11/25/13                          37,052                           486 (g,h,r)
  5.00%                                       10/25/22                          88,896                        12,174 (g,h,r)
  9.55%                                       03/25/31                          62,044                        65,311 (h,i)
Federal National Mortgage Assoc. REMIC (Class K)
  1008.00%                                    05/25/22                               4                           114 (g,h,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
  4.50%                                       08/01/35                       1,429,688                       344,725 (g,r)
  5.00%                                       08/01/34                      10,359,594                     2,440,979 (g,r)
  7.50%                                       11/01/23                          16,442                         4,324 (g,h,r)
  8.00%                                       08/01/23 - 07/01/24                7,666                         1,923 (g,h,r)
                                                                                                            13,872,585

ASSET BACKED - 1.8%
American Express Credit Account Master Trust (Class A)
  2.48%                                       12/17/12                       5,000,000                     4,874,765 (h,i)
BA Credit Card Trust
  2.49%                                       08/15/12                       9,500,000                     9,239,700 (h,i)
Bear Stearns Asset Backed Securities Trust (Class A)
  3.58%                                       01/25/34                          14,031                        11,120 (h,i)
Capital Auto Receivables Asset Trust
  2.55%                                       05/15/11                       5,905,923                     5,807,182 (h,i)
Capital One Auto Finance Trust
  2.49%                                       04/15/12                       2,947,029                     2,840,995 (h,i,p)
Capital One Multi-Asset Execution Trust (Class A)
  2.52%                                       03/16/15                         490,000                       425,406 (h,i)
Carmax Auto Owner Trust
  4.35%                                       03/15/10                          58,069                        57,928 (h)
Ford Credit Auto Owner Trust (Class A)
  2.53%                                       02/15/12                       7,125,000                     6,749,522 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
  2.67%                                       06/15/11                       3,600,000                     3,576,969 (i)
Honda Auto Receivables Owner Trust (Class A)
  4.15%                                       10/15/10                          70,091                        70,104 (h)
Indymac Residential Asset Backed Trust
  3.38%                                       10/25/35                         717,358                       712,888 (h,i)
Indymac Residential Asset Backed Trust (Class M)
  5.21%                                       04/25/37                         189,000                        12,823 (h,i,p)
JP Morgan Mortgage Acquisition Corp.
  3.36%                                       03/01/37                       1,500,000                     1,155,000 (i,p)
Long Beach Mortgage Loan Trust
  3.49%                                       09/25/35                         434,455                       419,219 (h,i)
Mid-State Trust
  7.54%                                       07/01/35                           4,551                         4,123 (h,p)
Option One Mortgage Loan Trust
  3.34%                                       07/25/37                       4,000,000                     2,789,844 (h,i,p)
Peco Energy Transition Trust
  6.52%                                       12/31/10                          50,000                        51,314 (h)
Residential Asset Mortgage Products Inc.
  3.45%                                       03/25/34                           3,243                         3,186 (h,i)
Residential Asset Securities Corp.
  3.46%                                       01/25/36                       1,433,834                     1,106,292 (h,i)
  3.71%                                       07/25/32                           6,367                         5,030 (h,i)
Residential Asset Securities Corp. (Class A)
  4.16%                                       07/25/30                          50,535                        49,647 (h,i)
SLM Student Loan Trust (Class A)
  2.87%                                       06/15/18                         158,826                       149,296 (h,i)
Swift Master Auto Receivables Trust (Class A)
  2.59%                                       06/15/12                       4,250,000                     3,780,169 (i)
Triad Auto Receivables Owner Trust (Class A)
  2.55%                                       02/12/14                       2,000,000                     1,806,042 (i)
Wells Fargo Home Equity Trust
  3.97%                                       05/25/34                          35,424                        34,534 (h,i)
                                                                                                          45,733,098

CORPORATE NOTES - 4.4%
Abbey National PLC
  7.95%                                       10/26/29                         219,000                       211,453 (h)
Abbott Laboratories
  5.60%                                       11/30/17                         328,000                       317,931
  5.88%                                       05/15/16                       1,064,000                     1,061,434
American Electric Power Company, Inc. (Series C)
  5.38%                                       03/15/10                       2,125,000                     2,137,899 (h)
American International Group, Inc.
  5.85%                                       01/16/18                         686,000                       344,336
ArcelorMittal USA
  6.50%                                       04/15/14                         415,000                       421,474
Archer-Daniels-Midland Co.
  5.45%                                       03/15/18                         220,000                       203,431
  6.45%                                       01/15/38                       1,017,000                       917,448
Arizona Public Service Co.
  6.25%                                       08/01/16                         370,000                       342,424 (h)
AT&T, Inc.
  4.13%                                       09/15/09                       1,800,000                     1,785,784 (h)
  5.60%                                       05/15/18                       1,084,000                       970,223
  6.40%                                       05/15/38                       1,208,000                     1,013,778
BAC Capital Trust VI
  5.63%                                       03/08/35                         925,000                       706,144 (h)
Bank of America Corp.
  5.75%                                       12/01/17                         500,000                       423,994
  8.00%                                       12/29/49                         248,000                       196,383 (i)
Bank of America Corp. (Series L)
  5.65%                                       05/01/18                       2,250,000                     1,895,157 (h)
Bear Stearns Companies Inc.
  5.85%                                       07/19/10                         688,000                       684,955 (h)
  6.95%                                       08/10/12                       1,330,000                     1,343,465 (h)
BellSouth Corp.
  4.20%                                       09/15/09                         735,000                       725,033 (h)
  6.55%                                       06/15/34                         510,000                       437,238 (h)
Bristol-Myers Squibb Co.
  5.45%                                       05/01/18                         800,000                       755,451
  5.88%                                       11/15/36                         420,000                       370,124 (h)
British Telecommunications PLC
  8.63%                                       12/15/10                         170,000                       177,677 (h)
Burlington Northern Santa Fe Corp.
  6.75%                                       07/15/11                       1,000,000                     1,043,854 (h)
Cardinal Health, Inc.
  5.50%                                       06/15/13                         552,000                       528,158 (h)
Carolina Power & Light Co.
  5.15%                                       04/01/15                         810,000                       779,512 (h)
  5.70%                                       04/01/35                         155,000                       133,715 (h)
  6.13%                                       09/15/33                         190,000                       175,585 (h)
Citigroup, Inc.
  6.13%                                       11/21/17                       2,820,000                     2,389,880 (h)
  6.50%                                       08/19/13                       5,500,000                     4,888,224
CME Group Inc.
  5.40%                                       08/01/13                       1,354,000                     1,358,100
Consolidated Edison Company of New York, Inc.
  5.85%                                       04/01/18                       1,320,000                     1,253,195
COX Communications Inc.
  7.13%                                       10/01/12                         240,000                       244,528 (h)
  7.75%                                       11/01/10                         375,000                       388,882 (h)
Credit Suisse
  6.00%                                       02/15/18                       1,590,000                     1,385,210
CSX Transportation, Inc.
  9.75%                                       06/15/20                       1,021,000                     1,152,820 (h)
CVS/Caremark Corp.
  5.75%                                       06/01/17                       1,474,000                     1,377,441 (h)
Diageo Capital PLC
  5.20%                                       01/30/13                         454,000                       451,769
Dominion Resources, Inc.
  6.30%                                       09/30/66                       1,505,000                     1,324,701 (h,i)
Dover Corp.
  6.50%                                       02/15/11                         375,000                       395,533 (h)
Duke Energy Carolinas LLC
  5.38%                                       01/01/09                         160,000                       160,184 (h)
Duke Energy Indiana, Inc.
  6.35%                                       08/15/38                         817,000                       755,741
Duke Realty LP
  6.25%                                       05/15/13                         530,000                       515,746
EI Du Pont de Nemours & Co.
  4.88%                                       04/30/14                         325,000                       314,064 (h)
  6.00%                                       07/15/18                       1,912,000                     1,866,353
El Paso Electric Co.
  6.00%                                       05/15/35                         270,000                       220,989 (h)
EOG Resources, Inc.
  5.88%                                       09/15/17                         975,000                       916,782
  6.88%                                       10/01/18                         928,000                       924,687
GlaxoSmithKline Capital Inc.
  4.85%                                       05/15/13                         529,000                       519,333
  6.38%                                       05/15/38                       1,357,000                     1,273,941
Goldman Sachs Group, Inc.
  6.15%                                       04/01/18                         246,000                       204,552
  6.60%                                       01/15/12                       3,195,000                     2,978,341 (h)
  6.88%                                       01/15/11                         900,000                       860,325 (h)
GTE Corp.
  7.51%                                       04/01/09                         165,000                       167,350 (h)
Halliburton Co.
  5.90%                                       09/15/18                         371,000                       366,049
Hewlett-Packard Co.
  5.50%                                       03/01/18                         721,000                       676,576
Honeywell International, Inc.
  5.30%                                       03/01/18                       1,784,000                     1,679,188
HSBC Bank USA N.A.
  3.88%                                       09/15/09                       1,175,000                     1,149,560 (h)
  4.63%                                       04/01/14                         585,000                       526,096
  7.00%                                       01/15/39                       1,500,000                     1,347,908
HSBC Finance Corp.
  6.75%                                       05/15/11                         405,000                       407,094 (h)
HSBC Holdings PLC
  6.50%                                       05/02/36                         100,000                        82,826 (h)
Hydro Quebec
  8.05%                                       07/07/24                         820,000                     1,069,419 (h)
ING Capital Funding TR III
  8.44%                                       12/29/49                         960,000                       885,226 (h,i)
ING Groep N.V.
  5.78%                                       12/29/49                         528,000                       421,914 (h,i)
Ingersoll-Rand Global Holding Company Ltd.
  6.88%                                       08/15/18                       1,632,000                     1,608,341
International Business Machines Corp.
  4.75%                                       11/29/12                       1,300,000                     1,301,379 (h)
John Deere Capital Corp.
  4.50%                                       04/03/13                       1,029,000                       982,146
Johnson & Johnson
  5.85%                                       07/15/38                       1,370,000                     1,332,156
JP Morgan Chase & Co.
  6.40%                                       05/15/38                         827,000                       714,983
  7.00%                                       11/15/09                       1,130,000                     1,130,219 (h)
JPMorgan Chase Bank
  5.88%                                       06/13/16                         825,000                       763,988
Kellogg Co.
  5.13%                                       12/03/12                         508,000                       506,552
Kroger Co.
  6.15%                                       01/15/20                       1,370,000                     1,256,008
Markel Corp.
  7.35%                                       08/15/34                         312,000                       285,271 (h)
McDonald's Corp.
  5.80%                                       10/15/17                         450,000                       447,493
  6.30%                                       03/01/38                         725,000                       698,690
Merck & Company, Inc.
  5.75%                                       11/15/36                         445,000                       412,907 (h)
Merrill Lynch & Company, Inc.
  6.05%                                       08/15/12                         545,000                       511,010
  6.88%                                       04/25/18                         544,000                       481,304
MetLife, Inc. (Series A)
  6.82%                                       08/15/18                       3,373,000                     3,191,546
Mizuho Financial Group Cayman Ltd.
  8.38%                                       12/29/49                         595,000                       510,665
Morgan Stanley
  6.00%                                       04/28/15                         800,000                       544,182
Morgan Stanley (Series F)
  6.63%                                       04/01/18                         700,000                       463,254
Munich Re America Corp. (Series B)
  7.45%                                       12/15/26                         315,000                       322,933 (h)
Nevada Power Co. (Series I)
  6.50%                                       04/15/12                         515,000                       520,209 (h)
Norfolk Southern Corp.
  8.63%                                       05/15/10                         485,000                       515,803 (h)
Norfolk Southern Railway Co.
  9.75%                                       06/15/20                          64,000                        78,908 (h)
NorthWestern Corp.
  5.88%                                       11/01/14                         200,000                       191,140 (h)
Pacific Gas & Electric Co.
  5.80%                                       03/01/37                         500,000                       426,495
Pacificorp
  6.25%                                       10/15/37                         375,000                       340,346
Parker Hannifin Corp.
  5.50%                                       05/15/18                         830,000                       827,959
Pemex Finance Ltd.
  9.03%                                       02/15/11                         132,500                       140,119 (h)
Pemex Project Funding Master Trust
  7.88%                                       02/01/09                         158,000                       159,491
PepsiCo, Inc.
  5.00%                                       06/01/18                       5,419,000                     5,232,028
Pitney Bowes, Inc.
  3.88%                                       06/15/13                         618,000                       590,408
Prudential Financial, Inc.
  5.70%                                       12/14/36                         485,000                       358,224 (h)
  6.10%                                       06/15/17                         415,000                       385,674
Public Service Company of Colorado
  7.88%                                       10/01/12                         520,000                       566,155 (h)
Puget Sound Energy, Inc.
  5.48%                                       06/01/35                         130,000                        94,158 (h)
Puget Sound Energy, Inc. (Series A)
  6.97%                                       06/01/67                         830,000                       672,300 (i)
Rio Tinto Finance USA Ltd.
  6.50%                                       07/15/18                         804,000                       760,270
Rogers Communications, Inc.
  6.80%                                       08/15/18                       1,358,000                     1,284,709
Royal Bank of Scotland Group PLC
  5.00%                                       10/01/14                         375,000                       368,143 (h)
Southern California Edison Co.
  5.50%                                       08/15/18                       2,316,000                     2,209,800
Sprint Capital Corp.
  7.63%                                       01/30/11                         296,000                       269,360
Standard Chartered Bank Hong Kong Ltd.
  4.38%                                       12/03/14                         380,000                       371,640
Telecom Italia Capital S.A.
  6.20%                                       07/18/11                         989,000                       989,287
Telefonica Emisiones SAU
  5.86%                                       02/04/13                         600,000                       577,296
  6.22%                                       07/03/17                         812,000                       747,340
Textron Inc.
  6.50%                                       06/01/12                         556,000                       580,601
The Travelers Companies, Inc.
  5.80%                                       05/15/18                         546,000                       500,425
Thomson Reuters Corp.
  5.95%                                       07/15/13                       1,083,000                     1,081,722
  6.50%                                       07/15/18                         550,325                       526,310
Time Warner Cable, Inc.
  6.20%                                       07/01/13                         792,000                       768,357
  6.75%                                       07/01/18                       3,066,000                     2,863,429
TransCanada Pipelines Ltd.
  6.50%                                       08/15/18                         812,000                       787,534
Transocean, Inc.
  6.00%                                       03/15/18                         501,000                       467,581
UBS Preferred Funding Trust I
  8.62%                                       10/29/49                         495,000                       478,442 (i)
United Technologies Corp.
  6.13%                                       07/15/38                         824,000                       796,122
Verizon Communications, Inc.
  6.90%                                       04/15/38                         536,000                       475,121
Verizon Global Funding Corp.
  7.25%                                       12/01/10                         788,000                       819,985
Verizon Pennsylvania, Inc.
  8.35%                                       12/15/30                         210,000                       202,822 (h)
  8.75%                                       08/15/31                         165,000                       165,815 (h)
Walgreen Co.
  4.88%                                       08/01/13                       1,981,000                     1,980,388
Wal-Mart Stores, Inc.
  5.80%                                       02/15/18                         496,000                       484,548
  6.20%                                       04/15/38                         524,000                       476,914
  6.88%                                       08/10/09                       1,000,000                     1,027,065 (h)
Wells Fargo & Co.
  5.63%                                       12/11/17                         240,000                       220,570
Westar Energy, Inc.
  7.13%                                       08/01/09                         420,000                       428,466 (h)
Wyeth
  5.50%                                       03/15/13                       1,071,000                     1,082,315
Xerox Corp.
  6.35%                                       05/15/18                         810,000                       740,422
XTO Energy, Inc.
  6.38%                                       06/15/38                         523,000                       409,830
  6.50%                                       12/15/18                         709,000                       657,644
                                                                                                       111,169,304

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2% Banc of America Commercial
Mortgage Inc.
  5.32%                                       09/10/47                       1,300,000                     1,261,624 (h)
  8.28%                                       02/10/51                       1,525,000                     1,303,301 (d,i)
Banc of America Commercial Mortgage Inc. (Class A)
  5.49%                                       02/10/51                       2,750,000                     2,288,793
  5.84%                                       06/10/49                       2,480,000                     2,107,611 (i)
Banc of America Commercial Mortgage Inc. (Class C)
  5.88%                                       04/10/49                         400,000                       238,933 (h,i,p)
Banc of America Funding Corp.
  5.72%                                       03/20/36                         192,293                        67,198 (h,i,p)
  5.78%                                       02/20/36                         344,745                       124,696 (h,i,p)
Banc of America Mortgage Securities Inc. (Class B)
  5.38%                                       01/25/36                         198,056                        87,682 (h,i)
  5.55%                                       02/25/36                         158,165                        85,674 (h,i)
Bear Stearns Asset Backed Securities Trust (Class A)
  3.46%                                       07/25/36                       6,545,200                     4,578,924 (h,i)
Bear Stearns Commercial Mortgage Securities
  5.48%                                       10/12/41                       1,500,000                     1,461,534 (h)
  5.53%                                       10/12/41                       1,500,000                     1,417,258 (h)
  5.58%                                       03/11/39                       1,000,000                       971,079 (h,i)
  6.02%                                       02/14/31                          55,872                        55,709 (h,i)
Bear Stearns Commercial Mortgage Securities (Class A)
  5.63%                                       04/12/38                         700,000                       681,278 (h,i)
Citigroup Commercial Mortgage Trust
  5.89%                                       12/10/49                       2,100,000                     1,794,910 (i)
Countrywide Alternative Loan Trust
  5.98%                                       05/25/36                          72,981                         1,460 (h,i,p)
  6.00%                                       03/25/36 - 08/25/36              421,515                        16,721 (h,p)
Countrywide Alternative Loan Trust (Class B)
  6.00%                                       05/25/36 - 08/25/36              225,608                        10,124 (h,p)
Credit Suisse Mortgage Capital Certificates
  5.47%                                       09/15/39                         682,000                       599,470 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
  5.65%                                       02/25/36                         111,588                        25,441 (h,i,p)
Crusade Global Trust (Class A)
  2.99%                                       01/17/34                       1,762,032                     1,674,160 (h,i)
CS First Boston Mortgage Securities Corp.
  5.25%                                       08/25/34                         202,753                       187,776 (h)
  5.34%                                       10/25/35                         166,231                        58,181 (h,i,p)
  6.13%                                       04/15/37                          50,000                        49,463 (h)
DLJ Commercial Mortgage Corp. (Class A)
  7.62%                                       06/10/33                       2,879,249                     2,931,689 (h)
GMAC Commercial Mortgage Securities Inc.
  6.47%                                       04/15/34                         393,243                       394,391 (h)
GMAC Commercial Mortgage Securities Inc. (Class X)
  6.50%                                       12/10/41                       3,076,059                        42,768 (d,h,i,p)
Greenwich Capital Commercial Funding Corp.
  5.12%                                       04/10/37                         500,000                       489,705 (h)
Impac CMB Trust
  3.47%                                       04/25/35                         292,614                       179,233 (h,i)
Indymac INDA Mortgage Loan Trust
  5.15%                                       01/25/36                          99,662                        14,949 (h,i,p)
Indymac INDA Mortgage Loan Trust (Class B)
  5.15%                                       01/25/36                         107,635                        65,372 (h,i,p)
JP Morgan Chase Commercial Mortgage Securities Corp.
  6.07%                                       02/12/51                       1,720,000                     1,503,507
  6.26%                                       02/15/51                       1,830,000                     1,450,014 (i)
  6.47%                                       11/15/35                          40,000                        40,005 (h)
  8.43%                                       02/15/51                       1,420,000                     1,186,548 (d)
LB-UBS Commercial Mortgage Trust
  4.06%                                       09/15/27                          66,282                        64,861 (h,i)
  5.42%                                       02/15/40                         359,000                       301,470
  5.66%                                       03/15/39                       1,000,000                       900,924 (h,i)
  6.23%                                       03/15/26                          53,000                        52,911 (h)
  6.45%                                       01/18/12                       4,222,223                        72,377 (d,h,i,p)
  7.09%                                       09/15/39                      19,801,245                       498,542 (d,h,i,p)
  7.62%                                       07/15/40                         850,000                       739,567 (d,i)
LB-UBS Commercial Mortgage Trust (Class F)
  6.45%                                       07/15/40                         475,000                       221,935 (i,p)
MASTR Alternative Loans Trust
  5.00%                                       08/25/18                          42,765                         6,455 (g,h,r)
Medallion Trust (Class A)
  2.85%                                       08/22/36                       1,131,701                     1,076,838 (h,i)
Merrill Lynch Mortgage Trust (Class A)
  5.80%                                       05/12/39                       1,000,000                       971,032 (h,i)
Merrill Lynch/Countrywide Commercial Mortgage Trust
  5.42%                                       08/12/48                         850,000                       646,214
  5.81%                                       06/12/50                       1,900,000                     1,691,007 (i)
Merrill Lynch/Countrywide Commercial Mortgage Trust (Class A)
  5.49%                                       03/12/51                       2,700,000                     2,264,625 (i)
MLCC Mortgage Investors Inc.
  5.36%                                       02/25/36                         164,986                        72,594 (h,i)
Morgan Stanley Capital I
  5.28%                                       12/15/43                       1,500,000                     1,425,282 (h)
  5.33%                                       12/15/43                       1,500,000                     1,301,036 (h)
  5.39%                                       11/12/41                       2,000,000                     1,432,225 (h,i)
  5.44%                                       02/12/44                       1,000,000                       893,757 (b)
  5.45%                                       02/12/44                       1,000,000                       837,810 (i)
  5.69%                                       04/15/49                       1,850,000                     1,571,475 (i)
  5.71%                                       07/12/44                         300,000                       280,951 (h)
  6.53%                                       03/15/31                          96,987                        96,750 (h,i)
  7.11%                                       04/15/33                          64,013                        64,165 (h,i)
Morgan Stanley Capital I (Class A)
  5.36%                                       02/12/44                       1,000,000                       932,678
  5.81%                                       12/12/49                         410,000                       354,244
Morgan Stanley Dean Witter Capital I
  7.20%                                       10/15/33                          39,057                        39,605 (h)
MortgageIT Trust (Class A)
  3.51%                                       08/25/35                       2,102,332                     1,596,997 (h,i)
Nomura Asset Securities Corp. (Class A)
  6.59%                                       03/15/30                          27,213                        27,204 (h)
Opteum Mortgage Acceptance Corp.
  3.51%                                       02/25/35                         178,479                       157,332 (h,i)
Residential Accredit Loans Inc.
  6.00%                                       01/25/36                         240,549                        25,922 (h,p)
  6.02%                                       01/25/36                         107,969                        10,766 (h,i,p)
Residential Asset Securitization Trust (Class A)
  3.61%                                       05/25/35                         690,554                       555,550 (h,i)
Residential Funding Mortgage Securities I
  5.75%                                       01/25/36                         129,337                        82,341 (h,p)
  5.75%                                       01/25/36                          97,246                        45,687 (h)
Wachovia Bank Commercial Mortgage Trust
  5.93%                                       06/15/49                       2,570,000                     2,179,647 (i)
Wachovia Bank Commercial Mortgage Trust (Class A)
  5.42%                                       01/15/45                       1,380,000                     1,211,979 (i)
Wachovia Bank Commercial Mortgage Trust (Class E)
  6.10%                                       02/15/51                       1,485,000                       726,800 (i,p)
WaMu Mortgage Pass Through Certificates
  3.55%                                       01/25/45                         106,742                        70,796 (h,i)
Wells Fargo Mortgage Backed Securities Trust
  5.39%                                       08/25/35                         470,625                       345,936 (h,i)
  5.50%                                       01/25/36 - 03/25/36              567,904                       217,677 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
  5.50%                                       03/25/36                         966,403                       452,470 (h)
                                                                                                            55,965,615

SOVEREIGN BONDS - 0.1%
Government of Brazil
  8.00%                                       1/15/18                         530,000                       568,425 (h)
Government of Canada
  7.50%                                       09/15/29                         495,000                       629,704
Government of Manitoba Canada
  4.90%                                       12/06/16                         330,000                       341,093 (h)
                                                                                                           1,539,222

TOTAL BONDS AND NOTES                                                                                    663,417,245
  (COST $687,468,378)

                                                                                    NUMBER OF
                                                                                      SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 0.9%
-----------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                              214,161                   $ 4,259,662 (n)
Industrial Select Sector SPDR Fund                                             546,694                    16,838,175 (n)
iShares MSCI Emerging Markets Index Fund                                        22,769                       786,214 (a,q)

TOTAL EXCHANGE TRADED FUNDS                                                                               21,884,051
  (COST $26,458,527)

                                                                                    PRINCIPAL
                                                                                      AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 1.0%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 0.9%
Bear Stearns Asset Backed Securities Trust
  3.43%                                       11/25/35                      $3,008,549                   $ 2,780,180 (h,i)
Countrywide Asset-Backed Certificates
  3.32%                                       06/25/35                         763,991                       681,014 (h,i)
Countrywide Asset-Backed Certificates (Class M)
  4.48%                                       06/26/33                         586,601                       381,669 (h,i)
Discover Card Master Trust I
  2.50%                                       04/15/10                       3,000,000                     2,917,745 (h,i)
GSAA Trust
  3.27%                                       10/25/36                       4,735,349                     4,186,339 (h,i)
GSAMP Trust
  3.32%                                       05/25/36                         786,476                       694,065 (b,h,i)
GSR Mortgage Loan Trust
  3.41%                                       11/25/30                       1,648,263                       448,928 (h,i)
Indymac Residential Asset Backed Trust
  3.33%                                       06/25/36                       3,388,079                     3,305,227 (h,i)
Indymac Seconds Asset Backed Trust (Class A)
  3.37%                                       02/25/37                       3,390,775                     2,359,709 (h,i)
Nissan Auto Lease Trust
  2.56%                                       02/15/13                       6,310,000                     6,085,206 (i)
                                                                                                          23,840,082

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
JP Morgan Alternative Loan Trust
  3.27%                                       08/25/36                         392,313                       389,962 (h,i)
Residential Accredit Loans Inc.
  3.39%                                       07/25/36                       2,891,285                     1,586,530 (h,i)
                                                                                                             1,976,492

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                                          25,816,574
  (COST $30,903,721)

-----------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.3%
-----------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                        8,322,763 (l)
  (COST $11,246,977)

TOTAL INVESTMENTS IN SECURITIES                                                                        2,323,411,559
  (COST $2,595,935,353)

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.6%
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.6%
GE Money Market Fund Institutional Class
  2.11%                                                                                                   41,554,273 (d,o)

U.S. GOVERNMENTS  - 13.0%
Federal Home Loan Bank Discount Notes
  2.09%                                       10/03/08                       5,000,000                     4,999,425 (d)
  2.10%                                       10/17/08                      15,000,000                    14,986,134 (d)
  2.13%                                       10/01/08                      11,000,000                    11,000,000 (d)
  2.40%                                       11/25/08                      10,392,000                    10,354,134 (d)
  2.56%                                       10/22/08                      30,000,000                    29,955,532 (d)
  2.57%                                       10/02/08                      50,000,000                    49,996,445 (d)
Federal Home Loan Mortgage Corp.
  2.32%                                       10/10/08                      16,000,000                    15,990,760 (d)
Federal Home Loan Mortgage Corp. Discount Notes
  2.11%                                       11/03/08                      29,960,000                    29,902,704 (d)
  2.36%                                       11/20/08                      20,000,000                    19,934,722 (d)
  2.49%                                       11/17/08                      14,000,000                    13,954,762 (d)
  2.57%                                       12/16/08                      26,000,000                    25,860,033 (d)
Federal National Mortgage Assoc. Discount Notes
  2.08%                                       10/03/08                      41,700,000                    41,694,919 (d)
  2.13%                                       10/22/08                      35,500,000                    35,456,278 (d)
  2.58%                                       11/10/08                      25,000,000                    24,928,611 (d)
                                                                                                       329,014,459

U.S. TREASURIES - 2.7%
U.S. Treasury Bill
  1.84%                                       11/13/08                      69,500,000                    69,348,084 (d)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 1.3%
GE Money Market Fund Institutional Class
  2.11%                                                                                                   33,201,582 (d,o)

TOTAL SHORT-TERM INVESTMENTS                                                                             473,118,398
  (COST $473,118,398)

TOTAL INVESTMENTS                                                                                      2,796,529,957
  (COST $3,069,053,751)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (10.4)%                                                    (264,423,520)

                                                                                                      --------------
NET ASSETS - 100.0%                                                                                   $2,532,106,437
                                                                                                      ==============


-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The GEI Total Return Fund had the following long futures contracts open at September 30, 2008 (unaudited):

                                                                                                        UNREALIZED
                                                                   NUMBER OF             CURRENT       DEPRECIATION/
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS          NOTIONAL VALUE   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures               December 2008             65              $ 2,795,675    $       37,715
FTSE 100 Index Futures                       December 2008             15                1,329,618             5,333
S&P 500 Index Futures                        December 2008             4                 1,169,000             5,750
S&P 500 Index Futures                        December 2008             10                2,922,500           (58,875)
Topix Index Futures                          December 2008             16                1,636,698          (145,547)
U.S.Treasury Notes 2 Yr. Futures             December 2008            122               26,039,375           (44,759)


The GEI Total Return Fund had the following Short futures contracts open at September 30, 2008 (unaudited):

                                                                                                        UNREALIZED
                                                                   NUMBER OF             CURRENT       DEPRECIATION/
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS          NOTIONAL VALUE   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P 400 Midcap Index Futures                 December 2008             1                $ (365,150)           $ 29,100
U.S.Treasury Notes 10 Yr. Futures            December 2008            102              (11,691,750)             80,485

                                                                                                      --------------
                                                                                                      $      (90,798)
                                                                                                      ==============

                                 GEI INCOME FUND

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                     AMOUNT                    VALUE
Bonds and Notes - 104.4%
----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 11.1%
U.S. Treasury Bonds
4.38%                                                 02/15/38                     $1,308,700              $  1,325,365 (j)
4.50%                                                 05/15/38                      1,050,700                 1,084,684 (j)
U.S. Treasury Notes
3.13%                                                 08/31/13                      2,573,300                 2,593,001 (j)
3.50%                                                 02/15/18                         24,700                    24,221 (j)
3.63%                                                 10/31/09                         80,000                    81,494 (j)
4.00%                                                 08/15/18                        704,900                   714,923 (j)
4.50%                                                 11/15/10 - 05/15/17              95,000                   100,095
4.63%                                                 11/15/09 - 10/31/11           2,880,000                 2,984,390
                                                                                                              8,908,173

FEDERAL AGENCIES - 10.5%
Federal Home Loan Banks
5.00%                                                 11/17/17                        400,000                   403,147
Federal Home Loan Mortgage Corp.
4.13%                                                 12/21/12 - 09/27/13           1,948,000                 1,964,430
4.88%                                                 02/09/10                      1,805,000                 1,845,410
5.13%                                                 11/17/17                      1,600,000                 1,648,814 (j)
8.25%                                                 06/01/26                         60,000                    77,116 (h,k)
Federal National Mortgage Assoc.
3.63%                                                 02/12/13                        518,000                   512,766
3.88%                                                 07/12/13                      1,988,000                 1,983,062
                                                                                                              8,434,745

AGENCY MORTGAGE BACKED - 36.8%
Federal Home Loan Mortgage Corp.
4.50%                                                 06/01/33 - 02/01/35             258,065                   244,563 (h)
5.00%                                                 07/01/35 - 03/01/38             388,936                   379,427 (h)
5.50%                                                 05/01/20 - 03/01/38             832,185                   829,384 (h)
6.00%                                                 04/01/17 - 11/01/37           1,446,647                 1,468,297 (h)
6.50%                                                 01/01/27 - 08/01/36             480,440                   495,092 (h)
7.00%                                                 10/01/16 - 08/01/36             170,327                   178,641 (h)
7.50%                                                 11/01/09 - 09/01/33              21,043                    22,605 (h)
8.00%                                                 11/01/30                         18,244                    19,790 (h)
8.50%                                                 04/01/30 - 05/01/30              25,715                    28,540 (h)
5.50%                                                 TBA                           1,580,000                 1,571,607 (c)
Federal National Mortgage Assoc.
4.00%                                                 05/01/19 - 06/01/19             232,829                   222,783 (h)
4.50%                                                 05/01/18 - 12/01/34             977,743                   951,473 (h)
5.00%                                                 03/01/34 - 08/01/35             522,219                   509,757 (h)
5.25%                                                 04/01/37                        147,215                   147,798 (i)
5.47%                                                 04/01/37                          9,643                     9,708 (i)
5.50%                                                 12/01/13 - 04/01/38           2,306,848                 2,307,161 (h)
5.51%                                                 04/01/37                        134,845                   136,163 (i)
5.52%                                                 04/01/37                         53,753                    54,287 (i)
5.54%                                                 04/01/37                        125,842                   127,112 (i)
5.59%                                                 04/01/37                        160,169                   162,089 (i)
5.62%                                                 03/01/37                         12,074                    12,182 (i)
5.68%                                                 05/01/37                         91,639                    92,649 (i)
5.70%                                                 04/01/37                        116,637                   118,129 (i)
5.71%                                                 04/01/37                         60,418                    61,240 (i)
6.00%                                                 06/01/14 - 03/01/38           3,240,250                 3,289,542 (h)
6.01%                                                 10/01/37                        146,151                   148,192 (i)
6.50%                                                 07/01/17 - 02/01/35           1,718,999                 1,771,536 (h)
7.00%                                                 03/01/15 - 06/01/36             586,138                   615,669 (h)
7.50%                                                 12/01/09 - 03/01/34             146,098                   157,265 (h)
8.00%                                                 12/01/12 - 11/01/33             109,904                   119,249 (h)
8.50%                                                 05/01/31                          5,332                     5,875 (h)
9.00%                                                 04/01/16 - 12/01/22              14,088                    15,292 (h)
5.00%                                                 TBA                           6,801,000                 6,667,694 (c)
5.50%                                                 TBA                           4,010,000                 3,998,377 (c)
6.00%                                                 TBA                             745,000                   754,545 (c)
7.00%                                                 TBA                             210,000                   219,384 (c)
Government National Mortgage Assoc.
4.50%                                                 08/15/33 - 09/15/34             443,182                   423,854 (h)
5.13%                                                 12/20/24                          3,260                     3,298 (h,i)
5.38%                                                 02/20/23 - 02/20/26              12,318                    12,410 (h,i)
6.00%                                                 04/15/27 - 09/15/36             440,981                   448,985 (h)
6.50%                                                 03/15/24 - 08/15/34              57,148                    58,804 (h,p)
6.50%                                                 04/15/19 - 08/15/36             330,225                   340,234 (h)
7.00%                                                 01/15/28 - 06/15/34              54,669                    57,592 (h,p)
7.00%                                                 03/15/12 - 09/15/36             185,423                   194,580 (h)
7.50%                                                 11/15/31 - 10/15/33               8,791                     9,454 (h)
8.00%                                                 12/15/29                          3,637                     3,992 (h)
8.50%                                                 10/15/17                         18,517                    20,274 (h)
9.00%                                                 11/15/16 - 12/15/21              46,648                    51,008 (h)
                                                                                                             29,537,582

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%
Federal Home Loan Mortgage Corp.
4.00%                                                 06/15/36                      1,507,947                   123,589 (g,i,r)
4.16%                                                 05/15/36 - 11/15/36             765,640                    57,576 (g,i,r)
4.26%                                                 05/15/37                        326,906                    29,185 (g,i,r)
4.50%                                                 04/15/13 - 03/15/19             491,757                    42,429 (g,h,r)
4.51%                                                 02/15/38                        335,777                    31,779 (g,i,r)
4.81%                                                 09/15/35                        294,629                    31,926 (g,i,r)
5.00%                                                 04/15/14 - 12/01/34           3,768,764                   819,162 (g,h,r)
5.00%                                                 05/15/38                         70,585                    59,914
5.50%                                                 04/15/17 - 06/15/33             490,348                   107,520 (g,h,r)
7.13%                                                 12/15/33                        150,000                   128,891 (h,i)
7.50%                                                 01/15/16                         31,722                    32,774 (h)
7.50%                                                 07/15/27                         12,201                     2,663 (g,h,r)
8.00%                                                 02/01/23 - 07/01/24               5,831                     1,444 (g,h,r)
15.33%                                                11/15/37                        207,990                   127,516 (d,f)
32.25%                                                09/25/43                      1,455,878                    11,294 (d,g,h,i,r)
Federal Home Loan Mortgage STRIPS
5.18%                                                 08/01/27                          1,463                     1,223 (d,f,h)
Federal National Mortgage Assoc.
1.19%                                                 12/25/42                         94,342                     3,421 (g,h,i,r)
3.24%                                                 05/25/37                        891,899                    76,991 (g,i,r)
3.29%                                                 04/25/38                        419,757                    34,004 (g,i,r)
3.54%                                                 10/25/35                        706,411                    72,717 (g,i,r)
3.79%                                                 10/25/29                        417,621                    38,101 (g,h,i,r)
4.00%                                                 02/25/28                         12,845                    12,806 (h)
4.29%                                                 05/25/18                        660,424                    56,445 (g,h,i,r)
4.39%                                                 09/25/42                        994,444                    94,062 (g,h,i,r)
4.49%                                                 08/25/16                        207,896                    11,231 (g,h,i,r)
4.50%                                                 05/25/18                         92,708                     5,968 (g,h,r)
4.75%                                                 11/25/14                         54,087                     2,093 (g,h,r)
5.00%                                                 08/25/17 - 02/25/32             400,016                    48,556 (g,h,r)
5.00%                                                 10/25/35 - 08/25/38             194,551                   167,292
5.50%                                                 01/25/33                        143,953                   135,186 (h)
8.00%                                                 07/25/14                         17,669                    17,696 (h)
Federal National Mortgage Assoc. (Class 1)
4.50%                                                 09/01/35 - 01/01/36             618,225                   155,097 (g,r)
4.76%                                                 11/01/34                        328,111                   253,677 (d,f,h)
5.00%                                                 05/25/38                        194,858                    49,559 (g,r)
Federal National Mortgage Assoc. (Class 2)
5.00%                                                 09/01/33 - 03/25/38             518,298                   119,437 (g,r)
5.50%                                                 12/01/33 - 01/25/36             308,199                    67,514 (g,h,r)
Federal National Mortgage Assoc. REMIC
4.50%                                                 11/25/13                         66,513                       883 (g,h,r)
5.00%                                                 10/25/22                        105,059                    14,387 (g,h,r)
7.00%                                                 09/25/20                            782                       798 (h)
9.55%                                                 03/25/31                        339,419                   357,291 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
5.78%                                                 12/25/22                            372                       313 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                              05/25/22                              9                       229 (g,h,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%                                                 08/01/35                        185,608                    44,754 (g,r)
5.00%                                                 08/01/34                      2,039,011                   480,442 (g,h,r)
7.50%                                                 11/01/23                         36,262                     9,537 (g,h,r)
8.00%                                                 08/01/23 - 07/01/24              12,850                     3,216 (g,h,r)
8.50%                                                 07/25/22                            592                       154 (g,h,r)
9.00%                                                 05/25/22                            388                       100 (g,h,r)
                                                                                                              3,942,842

ASSET BACKED - 4.3%
Capital Auto Receivables Asset Trust (Class A)
3.27%                                                 01/15/10                        215,000                   212,984 (b,i)
Carmax Auto Owner Trust
4.35%                                                 03/15/10                         49,396                    49,277 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.77%                                                 02/25/33                         41,752                    39,368 (h,i)
5.75%                                                 05/25/32                         27,329                    15,031 (h,i)
Countrywide Asset-Backed Certificates
3.64%                                                 05/25/33                         13,487                    12,288 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
2.67%                                                 06/15/11                        500,000                   496,801 (i)
GSAA Trust
3.27%                                                 10/25/36                        947,070                   837,268 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                 10/15/10                         74,154                    74,167 (h)
JP Morgan Mortgage Acquisition Corp.
3.36%                                                 03/01/37                      1,000,000                   770,000 (h,i,p)
Mid-State Trust
7.54%                                                 07/01/35                          2,275                     2,061 (h,p)
Option One Mortgage Loan Trust
3.34%                                                 07/25/37                      1,000,000                   697,461 (h,i,p)
Peco Energy Transition Trust
6.52%                                                 12/31/10                        192,000                   197,046 (h)
Residential Asset Securities Corp.
3.71%                                                 07/25/32                          5,789                     4,573 (h,i)
Wells Fargo Home Equity Trust
3.97%                                                 05/25/34                         50,095                    48,836 (h,i)
                                                                                                              3,457,161

CORPORATE NOTES - 27.4%
Abbey National PLC
7.95%                                                 10/26/29                         65,000                    62,760 (h)
Abbott Laboratories
5.60%                                                 11/30/17                         44,000                    42,649
5.88%                                                 05/15/16                        142,000                   141,658
AES Ironwood LLC
8.86%                                                 11/30/25                        247,775                   247,775 (h)
Air Jamaica Ltd.
9.38%                                                 07/08/15                        130,000                   133,250 (b,h)
American International Group, Inc.
5.85%                                                 01/16/18                        111,000                    55,716
American Railcar Industries, Inc.
7.50%                                                 03/01/14                         60,000                    53,100 (h)
ARAMARK Corp.
8.50%                                                 02/01/15                        194,000                   182,360
ArcelorMittal USA
6.50%                                                 04/15/14                        145,000                   147,262
Archer-Daniels-Midland Co.
5.45%                                                 03/15/18                         28,000                    25,891
6.45%                                                 01/15/38                        153,000                   138,023
Arizona Public Service Co.
6.25%                                                 08/01/16                        165,000                   152,702 (h)
AT&T, Inc.
5.60%                                                 05/15/18                        148,000                   132,466
6.40%                                                 05/15/38                        114,000                    95,671
BAC Capital Trust VI
5.63%                                                 03/08/35                        180,000                   137,412 (h)
Bank of America Corp.
5.75%                                                 12/01/17                         75,000                    63,599
8.00%                                                 12/29/49                         39,000                    30,883 (i)
Bank of America Corp. (Series L)
5.65%                                                 05/01/18                        250,000                   210,573
Bear Stearns Companies Inc.
5.85%                                                 07/19/10                        153,000                   152,323 (h)
6.95%                                                 08/10/12                        175,000                   176,772 (h)
BellSouth Corp.
4.20%                                                 09/15/09                        100,000                    98,644 (h)
6.55%                                                 06/15/34                         85,000                    72,873 (h)
Berkshire Hathaway Finance Corp.
5.00%                                                 08/15/13                        309,000                   308,187 (b)
Bristol-Myers Squibb Co.
5.45%                                                 05/01/18                        118,000                   111,429
5.88%                                                 11/15/36                        100,000                    88,125 (h)
British Telecommunications PLC
8.63%                                                 12/15/10                         65,000                    67,935 (h)
Cardinal Health, Inc.
5.50%                                                 06/15/13                         78,000                    74,631
Cargill Inc.
5.20%                                                 01/22/13                        162,000                   156,658 (b,h)
6.00%                                                 11/27/17                        143,000                   134,544 (b)
Carolina Power & Light Co.
5.15%                                                 04/01/15                         80,000                    76,989 (h)
5.70%                                                 04/01/35                         45,000                    38,821 (h)
6.13%                                                 09/15/33                        135,000                   124,758 (h)
Century Aluminum Co.
7.50%                                                 08/15/14                        188,000                   176,720
Chesapeake Energy Corp.
7.25%                                                 12/15/18                        194,000                   178,480
Citigroup, Inc.
6.50%                                                 08/19/13                        404,000                   359,062
Clarendon Alumina Production Ltd.
8.50%                                                 11/16/21                        255,000                   257,550 (b,h)
CME Group Inc.
5.40%                                                 08/01/13                        185,000                   185,560
Community Health Systems, Inc.
8.88%                                                 07/15/15                        194,000                   184,300
Consolidated Edison Company of New York, Inc.
5.85%                                                 04/01/18                        186,000                   176,587
Constellation Brands, Inc.
7.25%                                                 05/15/17                        194,000                   178,480
COX Communications Inc.
6.25%                                                 06/01/18                        165,000                   153,336 (b)
7.13%                                                 10/01/12                         57,000                    58,075 (h)
7.75%                                                 11/01/10                        130,000                   134,813 (h)
Credit Suisse
6.00%                                                 02/15/18                        226,000                   196,891
CSC Holdings Inc.
8.50%                                                 06/15/15                        194,000                   180,178 (b)
CSX Transportation, Inc.
9.75%                                                 06/15/20                        105,000                   118,556 (h)
CVS/Caremark Corp.
5.75%                                                 06/01/17                        214,000                   199,981
Dominion Resources, Inc.
6.30%                                                 09/30/66                        395,000                   347,679 (h,i)
Dover Corp.
6.50%                                                 02/15/11                         90,000                    94,928 (h)
DP World Ltd.
6.85%                                                 07/02/37                        100,000                    74,036 (b,h)
Duke Energy Carolinas LLC
5.38%                                                 01/01/09                         50,000                    50,058 (h)
Duke Energy Indiana, Inc.
6.35%                                                 08/15/38                        111,000                   102,677
Duke Realty LP
6.25%                                                 05/15/13                         76,000                    73,956
Dynegy Holdings, Inc.
7.50%                                                 06/01/15                        194,000                   163,930
Echostar DBS Corp.
7.75%                                                 05/31/15                        194,000                   164,415
EI Du Pont de Nemours & Co.
4.88%                                                 04/30/14                        110,000                   106,299 (h)
6.00%                                                 07/15/18                        262,000                   255,745
El Paso Electric Co.
6.00%                                                 05/15/35                         90,000                    73,663 (h)
Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba
10.50%                                                07/19/13                         57,000                    58,710 (b,h)
EOG Resources, Inc.
5.88%                                                 09/15/17                        133,000                   125,058
6.88%                                                 10/01/18                         88,000                    87,686
Ford Motor Credit Company LLC
7.88%                                                 06/15/10                        194,000                   148,085
Galaxy Entertainment Finance Company Ltd.
9.88%                                                 12/15/12                        100,000                    68,000 (h)
GlaxoSmithKline Capital Inc.
4.85%                                                 05/15/13                         76,000                    74,611
6.38%                                                 05/15/38                        186,000                   174,615
Globo Comunicacao e Participacoes S.A.
7.25%                                                 04/26/22                        100,000                    87,500 (b)
GMAC LLC
6.88%                                                 09/15/11                        194,000                    86,560
Goldman Sachs Group, Inc.
6.15%                                                 04/01/18                        174,000                   144,683
6.60%                                                 01/15/12                        200,000                   186,438 (h)
6.88%                                                 01/15/11                        100,000                    95,592
Halliburton Co.
5.90%                                                 09/15/18                         50,000                    49,333
Harrah's Operating Company Inc.
10.75%                                                02/01/16                        194,000                    98,940 (b)
HCA Inc.
9.25%                                                 11/15/16                        194,000                   188,665
Hewlett-Packard Co.
5.50%                                                 03/01/18                        108,000                   101,346
Hexion US Finance Corp.
9.75%                                                 11/15/14                        260,000                   205,400 (h)
Honeywell International, Inc.
5.30%                                                 03/01/18                        244,000                   229,665
Host Hotels & Resorts LP (REIT)
6.38%                                                 03/15/15                        164,000                   133,250
HSBC Bank USA N.A.
4.63%                                                 04/01/14                         50,000                    44,966
7.00%                                                 01/15/39                        250,000                   224,651
HSBC Capital Funding LP (Series 1)
9.55%                                                 12/29/49                         44,000                    40,392 (b,h,i)
HSBC Finance Corp.
6.75%                                                 05/15/11                         95,000                    95,491
HSBC Holdings PLC
6.50%                                                 05/02/36                        100,000                    82,826 (h)
IIRSA Norte Finance Ltd.
8.75%                                                 05/30/24                        156,388                   164,990 (b,h)
Independencia International Ltd.
9.88%                                                 05/15/15                         34,000                    28,050 (b)
ING Capital Funding TR III
8.44%                                                 12/29/49                        175,000                   161,369 (i)
ING Groep N.V.
5.78%                                                 12/29/49                         35,000                    27,968 (i)
Ingersoll-Rand Global Holding Company Ltd.
6.88%                                                 08/15/18                        222,000                   218,782
Intergen N.V.
9.00%                                                 06/30/17                        197,000                   197,000 (b)
Interoceanica IV Finance Ltd.
4.78%                                                 11/30/18                        150,000                    92,820 (b,d)
4.95%                                                 11/30/25                        147,635                    63,749 (b,d)
Iron Mountain, Inc.
8.00%                                                 06/15/20                        195,000                   187,200
John Deere Capital Corp.
4.50%                                                 04/03/13                        148,000                   141,261
Johnson & Johnson
5.85%                                                 07/15/38                        182,000                   176,973
JP Morgan Chase & Co.
6.40%                                                 05/15/38                        117,000                   101,152
JPMorgan Chase Bank
5.88%                                                 06/13/16                         25,000                    23,151
Kellogg Co.
5.13%                                                 12/03/12                         67,000                    66,809
Kroger Co.
6.15%                                                 01/15/20                        192,000                   176,024
Lippo Karawaci Finance BV
8.88%                                                 03/09/11                        150,000                   133,382
LyondellBasell Industries AF SCA
8.38%                                                 08/15/15                        300,000                   141,000 (b)
Marfrig Overseas Ltd.
9.63%                                                 11/16/16                        140,000                   112,000 (b)
Markel Corp.
7.35%                                                 08/15/34                         55,000                    50,288 (h)
McDonald's Corp.
5.80%                                                 10/15/17                         80,000                    79,554
6.30%                                                 03/01/38                        109,000                   105,045
Mediacom LLC / Mediacom Capital Corp.
9.50%                                                 01/15/13                        230,000                   205,850 (h)
Merck & Company, Inc.
5.75%                                                 11/15/36                         70,000                    64,952 (h)
Merrill Lynch & Company, Inc.
6.05%                                                 08/15/12                         75,000                    70,322
6.88%                                                 04/25/18                        157,000                   138,906
MetLife, Inc. (Series A)
6.82%                                                 08/15/18                        297,000                   281,023
Midamerican Energy Holdings Co.
6.13%                                                 04/01/36                        115,000                    96,724 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                 12/29/49                         75,000                    64,370
Morgan Stanley
6.00%                                                 04/28/15                        100,000                    68,023
Morgan Stanley (Series F)
6.63%                                                 04/01/18                        100,000                    66,179
Munich Re America Corp. (Series B)
7.45%                                                 12/15/26                        105,000                   107,644 (h)
Nakilat Inc.
6.07%                                                 12/31/33                        215,000                   191,522 (b,h)
6.27%                                                 12/31/33                        130,000                   114,513 (b,h)
Nelnet, Inc.
5.13%                                                 06/01/10                        205,000                   190,964 (h)
New York Life Global Funding
5.38%                                                 09/15/13                         77,000                    79,385 (b)
NGPL PipeCo LLC
7.12%                                                 12/15/17                         81,000                    76,879 (b)
Norfolk Southern Corp.
8.63%                                                 05/15/10                        155,000                   164,844 (h)
Norfolk Southern Railway Co.
9.75%                                                 06/15/20                        170,000                   209,599 (h)
Northern States Power
6.25%                                                 06/01/36                         65,000                    59,450 (h)
NorthWestern Corp.
5.88%                                                 11/01/14                         85,000                    81,235 (h)
NRG Energy, Inc.
7.38%                                                 02/01/16                        195,000                   175,500
Oncor Electric Delivery Co.
5.95%                                                 09/01/13                        110,000                   101,708 (b)
OPTI Canada Inc.
8.25%                                                 12/15/14                        132,000                   118,140
Pacific Gas & Electric Co.
5.80%                                                 03/01/37                        105,000                    89,564
Parker Hannifin Corp.
5.50%                                                 05/15/18                        114,000                   113,720
Pemex Finance Ltd.
9.03%                                                 02/15/11                         32,500                    34,369 (h)
Pemex Project Funding Master Trust
5.75%                                                 03/01/18                         30,000                    28,389 (b)
7.88%                                                 02/01/09                         53,000                    53,500
PepsiCo, Inc.
5.00%                                                 06/01/18                        417,000                   402,612
Pitney Bowes, Inc.
3.88%                                                 06/15/13                         89,000                    85,026
PNC Preferred Funding Trust I
6.52%                                                 12/31/49                        125,000                    87,430 (b,i)
Potomac Edison Co.
5.35%                                                 11/15/14                         95,000                    87,856 (h)
Puget Sound Energy, Inc.
5.48%                                                 06/01/35                        110,000                    79,672 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                 06/01/67                        210,000                   170,100 (i)
Rio Tinto Finance USA Ltd.
6.50%                                                 07/15/18                        114,000                   107,799
Rogers Communications, Inc.
6.80%                                                 08/15/18                        186,000                   175,962
Royal Bank of Scotland Group PLC
5.00%                                                 10/01/14                        115,000                   112,897 (h)
Sabine Pass LNG LP
7.25%                                                 11/30/13                        185,000                   146,150
Security Benefit Life Insurance
8.75%                                                 05/15/16                        120,000                   119,815 (b)
Skandinaviska Enskilda Banken AB
7.50%                                                 03/29/49                        250,000                   250,782 (b,h,i)
Southern California Edison Co.
5.50%                                                 08/15/18                        111,000                   105,910
Sprint Capital Corp.
7.63%                                                 01/30/11                         54,000                    49,140
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.13%                                                 09/30/09                        100,000                    82,343
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                 12/03/14                        210,000                   205,380
Telecom Italia Capital S.A.
6.20%                                                 07/18/11                         81,000                    81,023
Telefonica Emisiones SAU
5.86%                                                 02/04/13                        150,000                   144,324
6.22%                                                 07/03/17                        111,000                   102,161
Tenneco, Inc.
8.63%                                                 11/15/14                        194,000                   154,230
Tesco PLC
5.50%                                                 11/15/17                        100,000                    89,541 (b)
The Travelers Companies, Inc.
5.80%                                                 05/15/18                         78,000                    71,489
Thomson Reuters Corp.
5.95%                                                 07/15/13                        151,000                   150,822
6.50%                                                 07/15/18                         73,445                    70,240
TIAA Global Markets Inc.
4.95%                                                 07/15/13                        168,000                   169,640 (b)
Time Warner Cable, Inc.
6.20%                                                 07/01/13                        116,000                   112,537
6.75%                                                 07/01/18                        152,000                   141,957
TNK-BP Finance S.A.
6.63%                                                 03/20/17                        100,000                    65,000 (b)
TransCanada Pipelines Ltd.
6.50%                                                 08/15/18                        111,000                   107,656
Transocean, Inc.
6.00%                                                 03/15/18                         78,000                    72,797
UBS Preferred Funding Trust I
8.62%                                                 10/29/49                        125,000                   120,819 (i)
United Technologies Corp.
6.13%                                                 07/15/38                        115,000                   111,109
Verizon Communications, Inc.
6.90%                                                 04/15/38                         76,000                    67,368
Verizon Global Funding Corp.
7.25%                                                 12/01/10                        193,000                   200,834
Verizon Pennsylvania, Inc.
8.35%                                                 12/15/30                         70,000                    67,607 (h)
8.75%                                                 08/15/31                        110,000                   110,543 (h)
Walgreen Co.
4.88%                                                 08/01/13                        272,000                   271,916
Wal-Mart Stores, Inc.
5.80%                                                 02/15/18                         78,000                    76,199
6.20%                                                 04/15/38                        120,000                   109,217
Wells Fargo & Co.
5.63%                                                 12/11/17                         40,000                    36,762
Westar Energy, Inc.
7.13%                                                 08/01/09                        100,000                   102,016 (h)
Westlake Chemical Corp.
6.63%                                                 01/15/16                        250,000                   212,500 (h)
Wyeth
5.50%                                                 03/15/13                        143,000                   144,511
Xerox Corp.
6.35%                                                 05/15/18                        116,000                   106,036
XTO Energy, Inc.
6.38%                                                 06/15/38                         76,000                    59,555
6.50%                                                 12/15/18                         97,000                    89,974
                                                                                                             21,999,955

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7% Banc of America Commercial
Mortgage Inc.
5.32%                                                 09/10/47                        148,000                143,631 (h)
8.28%                                                 02/10/51                        185,000                158,105 (d,i)
Banc of America Commercial Mortgage Inc. (Class A)
5.49%                                                 02/10/51                        360,000                299,624
5.84%                                                 06/10/49                        320,000                271,950 (i)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                 04/10/49                        100,000                 59,733 (h,i,p)
Banc of America Funding Corp.
5.72%                                                 03/20/36                         69,038                 24,126 (h,i,p)
5.78%                                                 02/20/36                        173,863                 56,823 (h,i,p)
Banc of America Mortgage Securities Inc. (Class B)
5.38%                                                 01/25/36                         74,271                 29,347 (h,i)
Bear Stearns Commercial Mortgage Securities
5.48%                                                 10/12/41                        245,000                238,717 (h)
5.53%                                                 10/12/41                        245,000                231,485 (h)
6.02%                                                 02/14/31                        223,487                222,836 (h,i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                                 09/11/42                         20,000                  8,526 (b,i)
Countrywide Alternative Loan Trust
5.98%                                                 05/25/36                         24,327                    487 (h,i,p)
6.00%                                                 03/25/36 - 08/25/36             131,520                  5,079 (h,p)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                 05/25/36 - 08/25/36              63,750                  2,661 (h,p)
Credit Suisse Mortgage Capital Certificates
5.47%                                                 09/15/39                        217,000                190,740 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                 02/25/36                         38,813                  8,849 (h,i,p)
Crusade Global Trust (Class A)
3.07%                                                 09/18/34                         74,451                 70,527 (h,i)
CS First Boston Mortgage Securities Corp.
1.57%                                                 03/15/35                      2,982,484                 54,760 (b,h,i)
5.25%                                                 08/25/34                         56,653                 52,469 (h)
5.34%                                                 10/25/35                         73,337                 25,668 (h,i,p)
6.13%                                                 04/15/37                        175,000                173,121 (h)
6.66%                                                 07/15/37                      2,208,878                 39,797 (b,d,h,i)
GMAC Commercial Mortgage Securities Inc.
6.47%                                                 04/15/34                        156,314                156,770 (h)
GMAC Commercial Mortgage Securities Inc. (Class X)
6.50%                                                 12/10/41                      3,518,652                 48,922 (d,h,i,p)
Greenwich Capital Commercial Funding Corp.
5.12%                                                 04/10/37                        301,000                294,803 (h)
Indymac INDA Mortgage Loan Trust
5.15%                                                 01/25/36                         99,662                 14,949 (h,i,p)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                                 01/25/36                         99,662                 60,529 (h,i,p)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                 01/12/39                      2,252,534                 47,410 (b,h,i)
6.07%                                                 02/12/51                        210,000                183,568
6.40%                                                 02/12/51                         40,000                 18,434 (b,i)
6.47%                                                 11/15/35                        190,000                190,023 (h)
8.43%                                                 02/15/51                        170,000                142,052 (d)
LB-UBS Commercial Mortgage Trust
4.06%                                                 09/15/27                        303,794                297,277 (h,i)
6.23%                                                 03/15/26                        130,000                129,781 (h)
6.45%                                                 01/18/12                      2,978,356                 51,055 (d,h,i,p)
7.09%                                                 09/15/39                      6,300,899                158,640 (d,h,i,p)
7.62%                                                 07/15/40                        100,000                 87,008 (d,i)
11.61%                                                03/15/36                      3,155,869                 70,935 (b,d,h,i)
12.18%                                                02/15/40                      2,677,001                 46,679 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                 12/15/30                        172,000                170,708 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                 07/14/16                         34,000                 34,225 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                 07/15/40                         70,000                 32,706 (i,p)
MASTR Alternative Loans Trust
5.00%                                                 08/25/18                        136,848                 20,655 (g,h,r)
MLCC Mortgage Investors Inc.
5.36%                                                 02/25/36                         59,995                 26,398 (h,i)
Morgan Stanley Capital I
5.28%                                                 12/15/43                        102,000                 96,919 (h)
5.33%                                                 12/15/43                        102,000                 88,470 (h)
5.39%                                                 11/12/41                        280,000                200,512 (h,i)
5.44%                                                 02/12/44                        250,000                223,439 (b)
5.69%                                                 04/15/49                        600,000                509,667 (h,i)
5.71%                                                 07/12/44                        100,000                 93,650 (h)
7.11%                                                 04/15/33                        449,841                450,916 (h,i)
Morgan Stanley Capital I (Class A)
5.36%                                                 02/12/44                        175,000                163,219
5.81%                                                 12/12/49                         50,000                 43,200
Morgan Stanley Dean Witter Capital I
7.20%                                                 10/15/33                        155,448                157,628 (h)
Morgan Stanley Dean Witter Capital I (Class A)
6.54%                                                 02/15/31                          9,660                  9,712 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                 03/15/30                         27,213                 27,204 (h)
Residential Funding Mortgage Securities I
5.75%                                                 01/25/36                         97,246                 61,911 (h,p)
5.75%                                                 01/25/36                         97,246                 45,687 (h)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                 08/25/35                        105,792                104,354 (h,i)
5.50%                                                 01/25/36                        149,990                 63,058 (h)
                                                                                                           6,992,134

SOVEREIGN BONDS - 0.7%
Banco Nacional de Desenvolvimento Economico e Social
6.37%                                                 06/16/18                        100,000                    88,000 (b)
Government of Brazil
8.00%                                                 01/15/18                         76,000                    81,510
Government of Jamaica
8.00%                                                 06/24/19                        100,000                    92,750
Government of Pakistan
6.75%                                                 02/19/09                         95,000                    83,155
Government of Panama
6.70%                                                 01/26/36                        105,000                    99,225
Government of Venezuela
5.38%                                                 08/07/10                         37,000                    32,838
9.00%                                                 05/07/23                         55,000                    37,263
Republic of Turkey
7.00%                                                 03/11/19                        100,000                    94,769
                                                                                                                609,510

TOTAL BONDS AND NOTES                                                                                        83,882,102
 (COST $88,531,451)

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SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 12.5%
----------------------------------------------------------------------------------------------------------------------------------
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ASSET BACKED - 10.8%
Bear Stearns Asset Backed Securities Trust
3.43%                                                 11/25/35                      1,203,419                 1,112,072 (h,i)
Countrywide Asset-Backed Certificates
3.32%                                                 06/25/35                        254,664                   227,005 (h,i)
Fleet Home Equity Loan Trust (Class A)
3.44%                                                 01/20/33                        201,038                   127,333 (h,i)
Nissan Auto Lease Trust
2.56%                                                 02/15/13                      1,340,000                 1,292,263 (h,i)
RAAC Series (Class A)
3.38%                                                 08/25/36                      4,353,000                 3,623,963 (h,i,p)
Residential Asset Mortgage Products Inc.
3.41%                                                 04/25/35                      2,492,571                 2,254,557 (h,i)
Residential Asset Mortgage Products Inc. (Class A)
3.77%                                                 06/25/32                         30,339                    26,465 (h,i)
                                                                                                              8,663,658

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
JP Morgan Alternative Loan Trust
3.27%                                                 08/25/36                        294,235                   292,472 (h,i)
Puma Finance Ltd. (Class A)
2.98%                                                 10/11/34                        102,432                    98,165 (h,i)
Residential Accredit Loans Inc.
3.39%                                                 07/25/36                      1,734,771                   951,918 (h,i)
                                                                                                              1,342,555

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                                           10,006,213
 (COST $12,006,482)

----------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.5%
----------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                             388,358 (l)
 (COST $524,808)

TOTAL INVESTMENT IN SECURITIES                                                                               94,276,673
 (COST $101,062,741)

----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.6%
----------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.11%                                                                                                         7,705,547 (d,o)
 (COST $7,705,547)

TOTAL INVESTMENTS                                                                                           101,982,220
 (COST $108,768,288)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (27.0)%                                                        (21,687,572)

                                                                                                           ------------
TS  - 100.0%                                                                                               $ 80,294,648
                                                                                                           ============


----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------------

The GEI Income Fund had the following long futures contracts open at September 30,2008 (unaudited):

                                                                                                           UNREALIZED
                                                                   NUMBER OF             CURRENT          DEPRECIATION/
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS          NOTIONAL VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2Yr. Futures             December 2008             4               $ 853,750           $       (381)

The GEI Income Fund had the following Short futures contracts open at September 30,2008 (unaudited):

                                                                                                           UNREALIZED
                                                                   NUMBER OF             CURRENT          DEPRECIATION/
DESCRIPTION                                 EXPIRATION DATE        CONTRACTS          NOTIONAL VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10Yr. Futures            December 2008            14               $(1,604,750)        $     10,977

                                                                                                           ------------
                                                                                                           $     10,596
                                                                                                           ============

           GEI REAL ESTATE SECURITIES

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                 NUMBER OF
                                                                                  SHARES                        VALUE
COMMON STOCK (REIT)  - 94.7%
--------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED - 5.7%
Lexington Realty Trust                                                             45,680                   $     786,610
Vornado Realty Trust                                                               44,380                       4,036,361
                                                                                                                4,822,971

FREESTANDING - 2.7%
National Retail Properties, Inc.                                                   94,760                       2,269,502

HEALTHCARE - 13.8%
HCP, Inc.                                                                          27,230                       1,092,740
Health Care REIT Inc.                                                              26,930                       1,433,484
Healthcare Realty Trust Inc.                                                       25,570                         745,366
Nationwide Health Properties, Inc.                                                120,510                       4,335,950
Senior Housing Properties Trust                                                    49,190                       1,172,198
Ventas, Inc.                                                                       57,700                       2,851,534
                                                                                                               11,631,272

HOTEL - 2.6%
DiamondRock Hospitality Co.                                                        55,430                         504,413
Host Hotels & Resorts, Inc.                                                        88,960                       1,182,278
Sunstone Hotel Investors, Inc.                                                     29,920                         403,920
                                                                                                                2,090,611

INDUSTRIAL - 7.2%
AMB Property Corp.                                                                 35,360                       1,601,808
DCT Industrial Trust, Inc.                                                         83,460                         625,115
Prologis                                                                           91,880                       3,791,888
                                                                                                                6,018,811

MAN. HOMES - 1.4%
Equity Lifestyle Properties, Inc.                                                  22,410                       1,188,402

MULTIFAMILY - 16.3%
Apartment Investment & Management Co. (Class A)                                    10,400                         364,208
AvalonBay Communities, Inc.                                                        33,920                       3,338,406
BRE Properties Inc.                                                                44,450                       2,178,050
Camden Property Trust                                                              28,930                       1,326,730
Education Realty Trust, Inc.                                                       52,070                         576,936
Equity Residential                                                                 85,960                       3,817,484
Essex Property Trust, Inc.                                                         10,560                       1,249,565
Home Properties, Inc.                                                              14,760                         855,342
                                                                                                               13,706,721

OFFICE - 18.3%
Alexandria Real Estate Equities, Inc.                                              14,470                       1,627,875
Boston Properties, Inc.                                                            37,920                       3,551,587
Brandywine Realty Trust                                                            64,810                       1,038,904
Highwoods Properties, Inc.                                                         23,570                         838,149
HRPT Properties Trust                                                             227,950                       1,570,576
Kilroy Realty Corp.                                                                61,680                       2,947,687 (h)
Mack-Cali Realty Corp.                                                             39,514                       1,338,339
Maguire Properties, Inc.                                                           26,290                         156,688
Parkway Properties, Inc.                                                            6,140                         232,460
SL Green Realty Corp.                                                              32,090                       2,079,432
                                                                                                               15,381,697

OFFICE/INDUSTRIAL - 0.7%
Duke Realty Corp.                                                                  24,780                         609,092

REGIONAL MALLS - 11.7%
General Growth Properties, Inc.                                                   116,320                       1,756,432
Simon Property Group, Inc.                                                         63,030                       6,113,910
Taubman Centers, Inc.                                                              38,960                       1,948,000
                                                                                                                9,818,342

SELF STORAGE - 3.2%
Public Storage                                                                     26,840                       2,657,428

SHOPPING CENTERS - 8.4%
Acadia Realty Trust                                                                15,400                         389,312
Developers Diversified Realty Corp.                                                13,120                         415,773
Federal Realty Investment Trust                                                    27,580                       2,360,848
Kimco Realty Corp.                                                                 54,360                       2,008,058
Regency Centers Corp.                                                              20,870                       1,391,820
Tanger Factory Outlet Centers                                                      11,830                         518,036
                                                                                                                7,083,847

SPECIALTY - 2.7%
Digital Realty Trust, Inc.                                                         27,410                       1,295,123
Rayonier, Inc.                                                                     20,800                         984,880
                                                                                                                2,280,003

TOTAL COMMON STOCK (REIT)                                                                                      79,558,699
(COST $82,833,443)

--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 2.8%
--------------------------------------------------------------------------------------------------------------------------

HOTEL - 1.5%
Starwood Hotels & Resorts Worldwide, Inc.                                          43,970                       1,237,316

SPECIALTY - 1.3%
American Tower Corp. (Class A)                                                     31,400                       1,129,458 (a)

TOTAL COMMON STOCK                                                                                              2,366,774
  (COST $3,315,196)

--------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS  - 0.0%*
--------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                 4,424 (l)
  (COST $5,979)

TOTAL INVESTMENTS IN SECURITIES                                                                                81,929,897
  (COST $86,154,618)

--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.4%
--------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  2.11%                                                                                                         1,110,248 (d,o)
  (COST $1,110,248)

TOTAL INVESTMENTS                                                                                              83,040,145
  (COST $87,264,866)

OTHER ASSETS & LIABILITIES , NET - 1.1%                                                                           958,225

                                                                                                            -------------
NET ASSETS  - 100.0%                                                                                        $  83,998,370
                                                                                                            =============

        NOTES TO SCHEDULES OF INVESTMENTS September 30, 2008 (unaudited)
--------------------------------------------------------------------------------

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $171,584; $4,702,683 and $1,587,822 or 0.61%, 5.86% and 0.06% of net assets for the GE Investments International Equity Fund, GE Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2008 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2008 .

(j)  All or a portion of the security is out on loan.

(k)  Step coupon bond.  Security becomes interest bearing at a future date.

(l) GEAM is the investment advisor of the fund serves as investment advisor of the trust.

(m) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment Advisor.

(n) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(o) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(p) Illiquid securities. At September 30, 2008, these securities amounted to $5,822,019; and $9,136,427 or 7.25% and 0.36% of net assets for the GE
     Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(q) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

(s)  Fair Valued Securities.

(t)  Managed by SSgA Funds Management, Inc., the Fund's sub-adviser.


*    Less than 0.1%.



+   Percentages are based on net assets as of September 30, 2008 .



Abbreviations:

ADR         American Depository Receipt
GDR         Global Depository Receipt
NVDR        Non-Voting Depository Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poors Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be Announced

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


GE Investments Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$7,705,547    $91,081,479     $3,195,194    $101,982,220
Other Financial
   Instruments  $    10597    $-	      $-	    $     10,597

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$5,928,445	$-
   Accrued discounts/premiums		$ (354,809)	$-
   Realized gain (loss)			$ (175,397)	$-
   Change in unrealized appreciation/
                         (depreciation)	$  547,339	$-
   Net purchases (sales)		$(2,750,384)	$-
   Net transfers in and out of Level 3  $       	$-
Balance at 9/30/08			$3,195,194	$-




GE Investments Mid-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$141,861,444   $ 34,233       $-	    $141,895,677
Other Financial
   Instruments  $   (111,300)  $-	      $-	    $   (111,300)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/08			$-		$-


GE Investments International Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$2,513,743     $25,221,122    $-	    $27,734,865
Other Financial
   Instruments  $   15,429     $-	      $-	    $    15,429

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/08			$-		$-


GE Investments Real Estate Securities Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$83,035,722    $    4,424     $-	    $83,040,146
Other Financial
   Instruments  $-             $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/08			$-		$-


GE Investments Premier Growth Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$71,457,813    $    4,570     $-	    $71,462,383
Other Financial
   Instruments  $  (29,650)    $-	      $-	    $  (29,650)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/08			$-		$-


GE Investments S&P 500 Index Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$317,739,648   $ 561,199      $-	    $318,300,847
Other Financial
   Instruments  $  (478,879)   $-	      $-	    $  (478,879)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/08			$-		$-


GE Investments Small-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$75,148,127    $     17       $-	    $75,148,144
Other Financial
   Instruments  $-	       $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/08			$-		$-


GE Investments Core Value Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$26,580,236    $13,376        $-	    $26,593,612
Other Financial
   Instruments  $-	       $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/08			$-		$-



GE Investments U.S. Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$53,512,697    $13,371        $-	    $53,526,068
Other Financial
   Instruments  $     7,325    $-	      $-	    $     7,325

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 9/30/08			$-		$-


GE Investments Total Return Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities   $1,189,548,933  $1,584,066,814 $22,914,210   $2,796,529,957
Other Financial
   Instruments  $     (83,278)  $-	       $-	     $     (83,278)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$34,124,210	$-
   Accrued discounts/premiums		$(4,838,536)	$-
   Realized gain (loss)			$   926,183	$-
   Change in unrealized appreciation/
                         (depreciation)	$(1,061,174)	$-
   Net purchases (sales)		$(6,236,473)	$-
   Net transfers in and out of Level 3  $       	$-
Balance at 9/30/08			$22,914,210	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  November 20, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Investments Funds, Inc.

Date:  November 20, 2008